[front cover]

AMERICAN CENTURY
Semiannual Report

[photo of rowers]

Capital Preservation
Government Agency

September 30, 2001                [american century logo and text logo (reg.sm)]

[inside front cover]

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS CLASSIFIED
BY OBJECTIVE AND RISK.

[Dalbar Seal]

     American   Century's   reports  to  shareholders   have  been  awarded  the
Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications  demonstrating a level of excellence in the industry.

Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers, Jr. and James E. Stowers III]
James E. Stowers, Jr., standing, with James E. Stowers III

     Tragically,  the six months ended  September 30, 2001,  opened a new era of vulnerability  and  uncertainty  for U.S.  citizens and investors.  September 11 changed  forever our perception of the world and our place in it. We pay tribute to  those  who  died  that  day,  as well as the  heroic  efforts  of  emergency personnel.

     But September 11 also brought a new sense of resolve. The terrorists sought to  devastate  America,  but our  business  community--including  your  American
Century  investment  management  team--worked  hard to keep the  U.S.  financial markets active and functioning  smoothly.  From an investment policy standpoint, nothing has changed here at American Century. Our portfolio managers continue to follow  their  time-tested  strategies,  regardless  of market,  political,  and economic conditions.

     There have been a few important  changes to the investment team's executive leadership  that we want to bring to your  attention.  Effective  July 1,  2001,
Randall  Merk,  formerly a senior vice  president and chief  investment  officer
(CIO) for American Century's fixed-income  discipline,  became president and CIO of American  Century's  investment  management  subsidiary.  He succeeded Robert
Puff, Jr., who became the  subsidiary's  chairman.  Randy is now responsible for all of American Century's investment management  functions,  including portfolio management, research, and trading.

     David  MacEwen,  a senior  vice  president  who  previously  oversaw all of
American  Century's  municipal  bond and money market  portfolios  and municipal credit  research,  assumed  Randy's  role  as CIO  for  fixed  income.  Dave  is responsible for portfolio  management and research for all of the company's bond and money market funds.

     Amid  the   current   uncertainty,   you  can  count  on  your   investment
professionals  at  American  Century to  continue  to follow the  practices  and procedures  that have been in place here for  years,  guiding  your  investments through all types of market conditions.

     As always,  we appreciate  your continued  confidence in American  Century, especially during these difficult times.

Sincerely,
[signature]                                               [signature]
James E. Stowers, Jr.                                     James E. Stowers III
Chairman of the Board and Founder                     Co-Chairman of the Board

[right margin]

   Report Highlights ....................................................... 2
   Frequently Asked
      Questions ............................................................ 3
CAPITAL PRESERVATION

   Portfolio Composition
      by Maturity .......................................................... 5
   Schedule of Investments ................................................. 6
GOVERNMENT AGENCY

   Portfolio Composition
      by Maturity .......................................................... 8
   Schedule of Investments ................................................. 9
FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities ..........................................................10
   Statement of Operations .................................................11
   Statement of Changes
      in Net Assets ........................................................12
   Notes to Financial
      Statements ...........................................................13
   Financial Highlights ....................................................15
OTHER INFORMATION
   Share Class and Retirement
      Account Information ..................................................18
   Background Information
      Investment Philosophy
         and Policies ......................................................19
      Comparative Indices ..................................................19
      Lipper Rankings ......................................................19
      Investment Team
         Leaders ...........................................................19
   Glossary ................................................................20

                                                  www.americancentury.com      1

Report Highlights
--------------------------------------------------------------------------------

CAPITAL PRESERVATION

*   Capital Preservation's six-month return ranked among the top 15% of the 97
    "U.S. Treasury Money Market Funds" tracked by Lipper Inc. (See page 4 for other performance comparisons.)

*   The Federal Reserve (the Fed) cut short-term interest rates to stimulate the stumbling economy.

*   Money market yields fell sharply in response to the Fed's rate cuts.

*   Low expenses and our decision to lock in higher rates kept the fund's yield up as rates fell.

*   The market is expecting more rate cuts by the Fed. We'll probably continue to lock in rates with longer-term money market securities, while maintaining our objective of seeking yield with liquidity and stability.

GOVERNMENT AGENCY

*   Government Agency performed well, providing investors a safe harbor from stock-market volatility while outpacing its Lipper group average. (See page
    7 for other performance comparisons.)

*   A series of short-term interest rate cuts by the Fed pushed money market yields sharply lower, reducing the fund's yield.

*   The Fed lowered rates in an effort to boost the economy's prospects while adding market stability during turbulent times.

*   We favored floating-rate government agency notes, which helped drive
    Government Agency's solid performance.

*   Uncertainty currently holds sway over the financial markets, so we'll continue to manage the fund with an eye toward stability of principal and extremely high credit quality.

[left margin]

               CAPITAL PRESERVATION(1)
                       (CPFXX)
    TOTAL RETURNS:                  AS OF 9/30/01
       6 Months                             1.84%(2)
       1 Year                               4.69%
    7-DAY CURRENT YIELD:                    2.56%
    INCEPTION DATE:                      10/13/72
    NET ASSETS:                      $3.4 billion

                GOVERNMENT AGENCY(1)
                       (BGAXX)
    TOTAL RETURNS:                  AS OF 9/30/01
       6 Months                             1.99%(2)
       1 Year                               4.93%
    7-DAY CURRENT YIELD:                    2.52%
    INCEPTION DATE:                       12/5/89
    NET ASSETS:                    $681.3 million(3)

(1) Investor Class.

(2) Not annualized.

(3) Includes Investor and Advisor classes.

See Total Returns on pages 4 and 7.

Investment terms are defined in the Glossary on pages 20-21.

2      1-800-345-2021

Money Market Funds--Frequently Asked Questions
--------------------------------------------------------------------------------

WHEN ARE DIVIDENDS PAID?

     Dividends are paid on the last business day of the month. We hope this makes your dividend payment date easy to remember.

CAN I MAKE DIRECT DEPOSITS INTO MY MONEY MARKET FUND ACCOUNT?

     Yes. You can arrange for direct deposit of your paycheck, Social Security check,  military allotment, or payments from other government agencies. Visit our Web site or give us a call to obtain the necessary information to set it up.

WHAT IS THE HOLDING PERIOD ON NEW DEPOSITS INTO MY ACCOUNT?

     There is a seven-business-day hold on deposited funds--including your initial investment in a new account. There is a one-business-day hold on wire transfers.

IS THERE A COST FOR WRITING CHECKS ON MY MONEY MARKET ACCOUNT?

     As long as each check is for $100 or more, you can write as many checks as you like at no charge.

HOW CAN I KEEP TRACK OF MY MONEY MARKET FUND TRANSACTIONS BETWEEN ACCOUNT
STATEMENTS?

     You can access your investments any time through our automated telephone line and the American Century Web site. These services provide fund yields, returns, account information, and transaction services.

     You can keep tabs on your investments by:

*    visiting our Web site at
     www.americancentury.com*

*    using our Automated Information Line (1-800-345-8765)*

*    calling an Investor Relations Representative at 1-800-345-2021* weekdays,
     7 a.m.-7 p.m. Central time Saturdays, 9 a.m.-2 p.m. Central time

WHY DOES MY MONEY MARKET FUND YIELD FLUCTUATE?

     Money market funds are managed to maintain a stable $1 share price, but their yields will fluctuate with changes in market conditions. Common reasons for changes in your fund's yield are adjustments to Federal Reserve interest rate policy, the outlook for inflation,  and supply and demand for money market securities.

IS MY MONEY MARKET INVESTMENT BACKED BY THE FEDERAL GOVERNMENT?

     No money market fund is guaranteed or insured by the FDIC or any other government agency. So, although money market funds are intended to preserve the value of your investment at $1 per share, there's no guarantee that they'll be able to do so.

IF YOU HAVE ANY QUESTIONS ABOUT OUR MONEY MARKET FUNDS, CALL US TOLL FREE AT
1-800-345-2021.

* We must have your written or electronic authorization on file if you wish to make exchanges by phone, on our Automated Information Line, or through our
  Web site.

[right margin]

A FASTER AND EASIER WAY TO DEPOSIT MUTUAL FUND DISTRIBUTIONS

If you prefer to have your fund dividend or capital gains distributions sent to you instead of reinvesting them, there are a couple of ways to get access to this money faster than waiting for a check in the mail:

*   YOU CAN HAVE DISTRIBUTIONS FROM ANOTHER AMERICAN CENTURY ACCOUNT
    DEPOSITED DIRECTLY INTO YOUR MONEY MARKET ACCOUNT. The money will be deposited the same day that the distributions are paid.

*   DISTRIBUTIONS CAN BE SENT ELECTRONICALLY TO YOUR BANK ACCOUNT. The money will be available in your bank account within three to five days.

Contact our Investor Relations Representatives to set up either of these options.

                                                  www.americancentury.com      3

Capital Preservation--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF SEPTEMBER 30, 2001

                              INVESTOR CLASS (INCEPTION 10/13/72)
               CAPITAL     90-DAY TREASURY   U.S. TREASURY MONEY MARKET FUNDS(2)
            PRESERVATION     BILL INDEX        AVERAGE RETURN   FUND'S RANKING
================================================================================
6 MONTHS(1) ... 1.84%          1.71%               1.66%         11 OUT OF 97
1 YEAR ........ 4.69%          4.50%               4.37%         11 OUT OF 93
================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS ....... 4.81%          4.92%               4.58%         14 OUT OF 82
5 YEARS ....... 4.88%          5.00%               4.70%         13 OUT OF 74
10 YEARS ...... 4.41%          4.65%               4.30%          6 OUT OF 41

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

See pages 18-20 for information about share classes, returns, the comparative index, and Lipper fund rankings.

PORTFOLIO AT A GLANCE

                          9/30/01      3/31/01
NUMBER OF SECURITIES        17           15
WEIGHTED AVERAGE
   MATURITY               75 DAYS      70 DAYS
EXPENSE RATIO (FOR
   INVESTOR CLASS)        0.47%*        0.47%

* Annualized.

YIELDS AS OF SEPTEMBER 30, 2001
7-DAY CURRENT YIELD               2.56%
7-DAY EFFECTIVE YIELD             2.60%

Investment terms are defined in the Glossary on pages 20-21.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

4      1-800-345-2021

Capital Preservation--Q&A
--------------------------------------------------------------------------------
[photo of Beth Bunnell Hunter]

     An interview with Beth Bunnell Hunter, a portfolio manager on the Capital
Preservation fund investment team.

HOW DID CAPITAL PRESERVATION PERFORM DURING THE SIX MONTHS ENDED SEPTEMBER 30,
2001?

     Capital Preservation returned 1.84% and ranked among the top 15% of its
Lipper group (see the previous page).

WHY DID THE FUND'S YIELD DECLINE OVER THE LAST SIX MONTHS?

     The Federal Reserve (the Fed) cut short-term interest rates by two percentage points from 5% to 3% to stimulate the economy. The sharp economic downturn and tame inflation prompted the Fed to cut rates faster than any other time in Alan Greenspan's 14-year tenure as chairman. Money market yields are among the most sensitive to rate changes, so they fell in concert with the Fed easing.

     Then, the September terrorist attacks rocked the financial markets. The attacks sent investors looking for safety in money market securities and disrupted the settling of financial transactions. In response, the Fed provided liquidity to keep the gears of the financial system from seizing up. In what was a testament to the resiliency and flexibility of our financial system, the money markets ran very smoothly and we were able to offer our investors liquidity in the wake of the attacks.

HOW DID CAPITAL PRESERVATION OUTPACE THE LIPPER GROUP?

     First off, our lower-than-average expenses helped. All else being equal, lower expenses mean more income for our shareholders. Even without the benefits of lower expenses, Capital Preservation outperformed the peer group because we maintained a slightly longer weighted average maturity.

     We stayed one step ahead of the Fed by locking in rates with longer-term securities. That allowed the fund to benefit from higher interest rates for a longer period of time.

WHAT'S YOUR OUTLOOK?

     While we were writing this report in October, the Fed cut its interest rate target another half point to 2.50%. That's the lowest interest rates have been since John F. Kennedy was president, but the market is still expecting another rate cut or two. The unprecedented nature of the current environment makes economic forecasting extremely difficult.

     Of course, our corner of the market  is made up of some of the lowest-risk investments around. We'll continue to scour the Treasury market in search of attractive yields and good relative values, while providing liquidity and stability of principal during these tough times.

     We'll probably continue to keep the weighted average maturity a little longer than our peers. We're currently favoring the six-month maturity sector because we are hopeful that the direction of rates and the economy will be clearer by then.

[right martin]

"WE STAYED ONE STEP AHEAD OF THE FED BY LOCKING IN RATES WITH LONGER-TERM
SECURITIES."

PORTFOLIO COMPOSITION
BY MATURITY
                        AS OF SEPTEMBER 30, 2001
1-30 DAYS                            11%
31-90 DAYS                           39%
91-180 DAYS                          35%
MORE THAN 180 DAYS                   15%

                            AS OF MARCH 31, 2001
1-30 DAYS                            16%
31-90 DAYS                           33%
91-180 DAYS                          45%
MORE THAN 180 DAYS                    6%

                                                  www.americancentury.com      5

Capital Preservation--Schedule of Investments
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY BILLS(1) -- 81.3%
            $  198,773,000  U.S. Treasury Bills, 3.07%,
                                10/4/01                           $  198,722,193
                50,000,000  U.S. Treasury Bills, 3.57%,
                                10/25/01                              49,881,167
               150,000,000  U.S. Treasury Bills, 3.55%,
                                11/8/01                              149,438,182
               100,000,000  U.S. Treasury Bills, 3.55%,
                                11/15/01                              99,556,875
               200,000,000  U.S. Treasury Bills, 2.22%,
                                12/6/01                              199,185,999
               200,000,000  U.S. Treasury Bills, 2.22%,
                                12/13/01                             199,099,667
               100,000,000  U.S. Treasury Bills, 3.36%,
                                12/20/01                              99,253,334
               160,000,000  U.S. Treasury Bills, 3.49%,
                                12/27/01                             158,650,533
               350,000,000  U.S. Treasury Bills, 3.04%,
                                1/3/02                               347,217,860
               250,000,000  U.S. Treasury Bills, 3.29%,
                                1/10/02                              247,690,326

Principal Amount                                                       Value
--------------------------------------------------------------------------------

            $  150,000,000  U.S. Treasury Bills, 3.31%,
                                2/7/02                            $  148,223,563
                50,000,000  U.S. Treasury Bills, 2.28%,
                                2/14/02                               49,570,278
                50,000,000  U.S. Treasury Bills, 3.29%,
                                2/21/02                               49,329,313
               200,000,000  U.S. Treasury Bills, 2.34%,
                                3/28/02                              197,690,945
                                                                  --------------
TOTAL U.S. TREASURY BILLS                                          2,193,510,235
                                                                  --------------

U.S. TREASURY NOTES(1) -- 18.7%
               300,000,000  U.S. Treasury Notes, 5.875%,
                                11/30/01                             300,654,535
               100,000,000  U.S. Treasury Notes, 6.375%,
                                4/30/02                              101,553,158
               100,000,000  U.S. Treasury Notes, 6.50%,
                                5/31/02                              101,854,585
                                                                  --------------
TOTAL U.S. TREASURY NOTES                                            504,062,278
                                                                  --------------
TOTAL INVESTMENT SECURITIES -- 100.0%                             $2,697,572,513
                                                                  ==============

NOTES TO SCHEDULE OF INVESTMENTS

(1) The rates for U.S. Treasury Bills are the yield to maturity at purchase.
    The rates for U.S. Treasury Notes are the stated coupon rates.

6      1-800-345-2021                          See Notes to Financial Statements

Government Agency--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF SEPTEMBER 30, 2001

                                 INVESTOR CLASS (INCEPTION 12/5/89)                  ADVISOR CLASS (INCEPTION 4/12/99)
              GOVERNMENT   90-DAY TREASURY   U.S. GOVERNMENT MONEY MARKET FUNDS(2)     GOVERNMENT   90-DAY TREASURY
                AGENCY       BILL INDEX        AVERAGE RETURN   FUND'S RANKING           AGENCY       BILL INDEX
===================================================================================================================
6 MONTHS(1) ... 1.99%           1.71%             1.74%           7 OUT OF 126           1.86%          1.71%
1 YEAR ........ 4.93%           4.50%             4.55%          10 OUT OF 125           4.67%          4.50%
===================================================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS ....... 5.10%           4.92%             4.78%          16 OUT OF 113             --             --
5 YEARS ....... 5.09%           5.00%             4.89%          19 OUT OF 96              --             --
10 YEARS ...... 4.57%           4.65%             4.42%          12 OUT OF 53              --             --
LIFE OF FUND .. 5.02%           5.00%(3)          4.77%(4)        5 OUT OF 40(4)         4.93%          5.02%(5)

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

(3) Index data since 11/30/89, the date nearest the class's inception for which data are available.

(4) Since 12/31/89, the date nearest the class's inception for which data are available.

(5) Index data since 3/31/99, the date nearest the class's inception for which data are available.

See pages 18-20 for information about share classes, returns, the comparative index, and Lipper fund rankings.

PORTFOLIO AT A GLANCE
                           9/30/01       3/31/01
NUMBER OF SECURITIES         29            28
WEIGHTED AVERAGE
   MATURITY                72 DAYS      52 DAYS
EXPENSE RATIO (FOR
   INVESTOR CLASS)         0.47%*        0.47%

* Annualized.

YIELDS AS OF SEPTEMBER 30, 2001
                               INVESTOR CLASS
7-DAY CURRENT YIELD                2.52%
7-DAY EFFECTIVE YIELD              2.55%

Investment terms are defined in the Glossary on pages 20-21.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

                                                  www.americancentury.com      7

Government Agency--Q&A
--------------------------------------------------------------------------------
[photo of Denise Tabacco]

     An interview with Denise Tabacco, a portfolio manager on the Government
Agency fund investment team.

HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED SEPTEMBER 30, 2001?

     Government Agency provided shareholders a safe harbor from stock market declines while outperforming its peers. The fund's six-month total return of
1.99%* outpaced the 1.74% average return of the 126 "U.S. Government Money
Market Funds" tracked by Lipper Inc. Based on that performance, the fund ranked among the top 10% of its Lipper group. (See page 7 for other performance comparisons.)

THE FUND'S SEVEN-DAY CURRENT YIELD FELL  BY MORE THAN TWO PERCENTAGE POINTS
OVER THE SIX MONTHS. WHAT CAUSED  THAT DECREASE?

     The Federal Reserve's (the Fed's) rate reductions pushed money market yields lower. The Fed reduced the federal funds rate target by two percentage points during the six months. (The Fed reduced rates again on October 2.)

WHAT PROMPTED THE FED TO CUT RATES SO DRASTICALLY?

     The Fed lowered rates in an effort to boost the economy while adding market stability during turbulent times. U.S. economic and stock market conditions took a sharp turn for the worse during the six months. In fact, conditions had deteriorated even before the September 11 tragedy, which accelerated the economic and equity market downturns.

GIVEN THAT ENVIRONMENT, WHAT TYPES OF SECURITIES DID YOU FAVOR?

     We liked floating-rate agency notes. The Treasury Department began issuing one-month bills, keeping short-term Treasury yields higher. The floating-rate agency notes we favored were tied to three-month Treasury-bill rates, but offered an additional yield boost. In addition, the floating-rate securities were a key driver behind the fund's solid performance.

SHIFTING GEARS, WHAT'S YOUR ECONOMIC OUTLOOK, AND WHAT ARE YOUR PLANS FOR  THE
PORTFOLIO?

     Uncertainty currently holds sway over the financial markets. Between the ongoing terrorist concerns and the weak economic backdrop, trying to accurately predict when the economy might rebound just isn't practical.

     That said, the Fed has shown that it stands ready, willing, and able to help keep the financial markets running smoothly. Between those efforts and the government's spending initiatives, the U.S. economy seems poised to gradually improve at some point. But until we reach that turning point, market volatility could continue.

     So we plan to keep the portfolio's weighted average maturity the same or slightly long compared with that of the Lipper average, while managing toward stability of principal and extremely high credit quality.

* All fund returns and yields referenced in this interview are for Investor
  Class shares.

[left margin]

"GOVERNMENT AGENCY PROVIDED SHAREHOLDERS A SAFE HARBOR FROM STOCK MARKET
DECLINES WHILE OUTPERFORMING ITS PEERS."

PORTFOLIO COMPOSITION
BY MATURITY
                        AS OF SEPTEMBER 30, 2001
1-30 DAYS                            40%
31-90 DAYS                           27%
91-180 DAYS                          12%
MORE THAN 180 DAYS                   21%

[pie chart]

                            AS OF MARCH 31, 2001
1-30 DAYS                            62%
31-90 DAYS                           21%
91-180 DAYS                          12%
MORE THAN 180 DAYS                    5%

[pie chart]

8      1-800-345-2021

Government Agency--Schedule of Investments
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES(1) -- 69.4%
              $19,480,000  FFCB, 3.50%, 10/1/01                     $ 19,480,000
               15,000,000  FFCB, 6.625%, 2/1/02                       15,139,324
                2,200,000  FHLB, 6.00%, 11/15/01                       2,205,909
                3,000,000  FHLB, 4.94%, 12/18/01                       3,007,598
               24,570,000  FHLB, 6.70%, 12/19/01                      24,740,755
               47,020,000  FHLB, 6.75%, 2/1/02                        47,604,681
               10,000,000  FHLB, 5.05%, 2/5/02                        10,001,483
               10,000,000  FHLB, 6.75%, 2/15/02                       10,054,167
               15,000,000  FHLB, 6.75%, 5/1/02                        15,216,476
               25,000,000  FHLB, 7.25%, 5/15/02                       25,733,434
               11,000,000  FHLB, 4.00%, 6/4/02                        10,993,180
               10,000,000  FHLB, 6.875%, 7/18/02                      10,240,189
               10,000,000  FHLB, 3.65%, 9/6/02                        10,000,000
               25,000,000  FHLB, VRN, 2.65%, 10/2/01,
                              resets weekly off the 3-month
                              T-Bill rate plus 0.22% with
                              no caps                                 24,997,589
               50,000,000  FHLB, VRN, 2.65%, 10/22/01,
                              resets monthly off the 1-month
                              LIBOR minus 0.14% with
                              no caps                                 49,963,475
               50,000,000  FHLB, VRN, 3.53%, 10/31/01,
                              resets quarterly off the 3-month
                              LIBOR minus 0.18% with
                              no caps                                 49,983,551
               16,000,000  SLMA, 3.80%, 7/23/02                       16,000,000
               25,000,000  SLMA, VRN, 2.68%, 10/2/01,
                              resets weekly off the 3-month
                              LIBOR plus 0.25% with
                              no caps                                 25,000,000
               20,000,000  SLMA MTN, VRN, 2.43%,
                              10/2/01, resets weekly off the
                              3-month T-Bill rate with no caps        20,000,000

Principal Amount                                                        Value
--------------------------------------------------------------------------------

              $30,000,000  SLMA MTN, VRN, 2.89%,
                              10/2/01, resets weekly off the
                              3-month T-Bill rate plus 0.28%
                              with no caps                          $ 30,000,000
               25,000,000  SLMA MTN, VRN, 2.92%,
                              10/2/01, resets weekly off the
                              3-month T-Bill rate plus 0.49%
                              with no caps                            25,003,238
               25,000,000  SLMA MTN, VRN, 2.93%,
                              10/2/01, resets weekly off the
                              3-month T-Bill rate plus 0.50%
                              with no caps                            25,000,000
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                           470,365,049
                                                                    ------------

U.S. GOVERNMENT AGENCY DISCOUNT NOTES(1) -- 30.6%
               14,000,000  FFCB Discount Notes, 2.45%,
                              11/28/01                                13,944,739
               25,000,000  FHLB Discount Notes, 3.15%,
                              10/1/01                                 25,000,000
               30,000,000  FHLB Discount Notes, 3.58%,
                              10/10/01                                29,973,150
               45,000,000  FHLB Discount Notes, 2.05%,
                              10/17/01                                44,959,000
               30,000,000  FHLB Discount Notes, 2.41%,
                              12/7/01                                 29,865,442
               53,650,000  FHLB Discount Notes, 2.18%,
                              12/19/01                                53,396,947
               10,000,000  FHLB Discount Notes, 2.15%,
                              12/20/01                                 9,952,222
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY
DISCOUNT NOTES                                                       207,091,500
                                                                    ------------
TOTAL INVESTMENT SECURITIES -- 100.0%                               $677,456,549
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SLMA = Student Loan Marketing Association

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
September 30, 2001.

(1) The rates for U.S. Government Agency Discount Notes are the yield to maturity at purchase. The rates for U.S. Government Agency Securities are the stated coupon rates.

See Notes to Financial Statements                 www.americancentury.com      9

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

This statement breaks down the fund's ASSETS (such as  securities, cash, and other receivables) and LIABILITIES (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results  in the fund's NET
ASSETS. For each class of shares, the net assets divided by shares outstanding is the share price, or NET ASSET VALUE PER SHARE. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

                                                    CAPITAL        GOVERNMENT
SEPTEMBER 30, 2001 (UNAUDITED)                   PRESERVATION        AGENCY

ASSETS
Investment securities, at value
  (amortized cost and cost for
  federal income tax purposes) ................ $2,697,572,513     $677,456,549
Receivable for investments sold ...............   749,420,679           --
Receivable for capital shares sold ............     288,942             --
Interest receivable ...........................   16,111,660         4,389,966
                                                --------------   ---------------
                                                 3,463,393,794      681,846,515
                                                --------------   ---------------

LIABILITIES
Disbursements in excess of
  demand deposit cash ...........................  8,778,475          199,858
Payable for investments purchased ............... 49,570,278            --
Accrued management fees (Note 2) ................  1,312,961          255,368
Distribution fees payable (Note 2) ..............     --                67
Service fees payable (Note 2) ...................     --                67
Dividends payable ...............................   575,980           41,877
Payable for trustees' fees
  and expenses (Note 2) .........................    4,734              921
                                                --------------   ---------------
                                                  60,242,428          498,158
                                                --------------   ---------------
Net Assets .................................... $3,403,151,366     $681,348,357
                                                ==============   ===============

NET ASSETS CONSIST OF:
Capital paid in ............................... $3,402,979,801     $681,358,519
Accumulated undistributed net
  realized gain (loss) on
  investment transactions .....................     171,565          (10,162)
                                                --------------   ---------------
                                                $3,403,151,366     $681,348,357
                                                ==============   ===============

Investor Class
Net assets .................................... $3,403,151,366     $681,023,869
Shares outstanding ............................  3,402,979,801      681,032,717
Net asset value per share .....................      $1.00             $1.00

Advisor Class
Net assets ....................................       N/A            $324,488
Shares outstanding ............................       N/A             324,488
Net asset value per share .....................       N/A              $1.00

10      1-800-345-2021                         See Notes to Financial Statements

Statement of Operations
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed during the reporting period as a result of the fund's  operations. In other words, it shows how much money  the fund made or lost as a result of interest income, fees and expenses, and investment gains or losses.

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)

                                                   CAPITAL         GOVERNMENT
                                                PRESERVATION         AGENCY
INVESTMENT INCOME
Income:
Interest ......................................  $69,140,026       $13,596,596
                                               ---------------   ---------------

Expenses (Note 2):
Management fees ...............................   7,989,895         1,461,367
Distribution fees -- Advisor Class ............      --               2,537
Service fees -- Advisor Class .................      --               2,537
Trustees' fees and expenses ...................    47,545             8,673
                                               ---------------   ---------------
                                                  8,037,440         1,475,114
                                               ---------------   ---------------

Net investment income .........................  61,102,586        12,121,482
                                               ---------------   ---------------

Net realized gain .............................   1,263,213           1,878
                                               ---------------   ---------------

Net Increase in Net Assets
  Resulting from Operations ...................  $62,365,799       $12,123,360
                                               ===============   ===============

See Notes to Financial Statements                www.americancentury.com      11

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed over the past two reporting periods. It details how much  a fund grew or shrank as a result of operations (as detailed on the previous page for the most recent period), income and capital gain distributions, and shareholder investments and redemptions.

SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED) AND YEAR ENDED MARCH 31, 2001

                                             CAPITAL PRESERVATION              GOVERNMENT AGENCY
Increase (Decrease) in Net Assets      SEPT. 30, 2001   MARCH 31, 2001   SEPT. 30, 2001   MARCH 31, 2001

OPERATIONS
Net investment income .................  $61,102,586     $186,189,504      $12,121,482      $33,141,531
Net realized gain .....................    1,263,213        1,338,904            1,878           14,654
                                       --------------   --------------   ------ --------   --------------
Net increase in net assets
  resulting from operations ...........  62,365,799       187,528,408      12,123,360       33,156,185
                                       --------------   --------------   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
  Investor Class ...................... (61,102,586)     (186,189,504)    (12,104,656)     (33,010,070)
  Advisor Class .......................      --               --            (40,089)         (131,461)
From net realized gains:
  Investor Class ......................  (1,121,928)      (1,355,481)          --             (1,732)
  Advisor Class .......................      --               --               --               (7)
                                       --------------   --------------   --------------   --------------
Decrease in net assets
  from distributions .................. (62,224,514)     (187,544,985)    (12,144,745)     (33,143,270)
                                       --------------   --------------   --------------   --------------

CAPITAL SHARE TRANSACTIONS (NOTE 3)
Net increase (decrease)
  in net assets from
  capital share transactions .......... (58,454,068)      111,244,099      78,297,118       45,101,813
                                       --------------   --------------   --------------   --------------

Net increase (decrease)
  in net assets ....................... (58,312,783)      111,227,522      78,275,733       45,114,728

NET ASSETS
Beginning of period ................... 3,461,464,149    3,350,236,627     603,072,624      557,957,896
                                       --------------   --------------   --------------   --------------
End of period ........................ $3,403,151,366   $3,461,464,149    $681,348,357     $603,072,624
                                       ==============   ==============   ==============   ==============

Undistributed net investment income ..       --               --               --               $23,263
                                       ==============   ==============   ==============   ==============

12      1-800-345-2021                         See Notes to Financial Statements

Notes to Financial Statements
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001 (UNAUDITED)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Capital Preservation Fund (Capital
Preservation) and Government Agency Money Market Fund (Government Agency) (the
funds) are two funds in a series issued by the trust. Capital Preservation seeks maximum safety and liquidity and intends to pursue its investment objectives by investing exclusively in short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government. Government Agency seeks to provide the highest rate of current return on its investments, consistent with safety of principal and maintenance of liquidity by investing exclusively in short-term obligations of the U.S. government and its agencies and instrumentalities. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of
America. These policies may require the use of estimates by fund management.

    MULTIPLE CLASS -- Capital Preservation is authorized to issue the Investor
Class. Government Agency is authorized to issue the following classes of shares:
the Investor Class and the Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Sale of the Advisor Class for Capital Preservation had
not commenced as of September 30, 2001.

    SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    WHEN-ISSUED AND FORWARD COMMITMENTS -- Periodically, the funds enter into purchase or sale transactions on a when-issued or forward commitment basis. In these transactions, the funds sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price.
Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price.
These types of transactions are executed simultaneously in what are known as
"roll" transactions. Capital Preservation had receivables on forward commitment transactions of $749,420,679. The funds take possession of any security they purchase in these transactions. The funds maintain segregated accounts consisting of cash or liquid securities in an amount sufficient to meet the purchase price.

    INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS -- Distributions from net investment income are declared daily and paid monthly. The funds do not expect to realize any long-term capital gains, and accordingly, do not expect to pay any long-term capital gains distributions.

    At March 31, 2001, Government Agency had accumulated net realized capital loss carryovers of $12,040 (expiring in 2004 through 2006) which may be used to offset future taxable gains for federal income tax purposes.

2.  FEES AND TRANSACTIONS WITH RELATED PARTIES

    MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of the trustees who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a
Complex Fee based on the average net assets of all the funds managed by ACIM.
The rates for the Investment Category Fee range from 0.1370% to 0.2500% and the rates for the Complex Fee (Investor Class) range from 0.2900% to 0.3100%. The
Advisor Class is 0.2500% less at each point within the Complex Fee range. For the six month period ended September 30, 2001, the effective annual Investor
Class management fee for the funds was 0.47%.

    DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted the
Advisor Class Master Distribution and Shareholder Services Plan (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the fund will pay
American Century Investment Services, Inc. (ACIS) an annual distribution fee equal  to 0.25% and service fee equal to 0.25%. The fees are computed daily and paid monthly based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred in connection with distributing shares of the

                                                 www.americancentury.com      13

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

SEPTEMBER 30, 2001 (UNAUDITED)

2.  FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred by Government Agency under the plan during the six months ended September 30, 2001, are detailed in the Statement of
Operations.

    RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc., the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

3.  CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the funds were as follows (unlimited number of shares authorized):

                                     CAPITAL PRESERVATION                 GOVERNMENT AGENCY
                                  SHARES            AMOUNT             SHARES             AMOUNT
INVESTOR CLASS
Six months ended
  September 30, 2001
Sold ......................... 1,007,509,830    $1,007,509,830       272,614,272       $272,614,272
Issued in reinvestment
  of distributions ...........  58,736,439        58,736,439         11,637,106         11,637,106
Redeemed .....................(1,124,700,337)   (1,124,700,337)     (203,578,788)      (203,578,788)
                              ---------------   ---------------   ----------------   ---------------
Net increase (decrease) ...... (58,454,068)      $(58,454,068)       80,672,590         $80,672,590
                              ===============   ===============   ================   ===============

Year ended
  March 31, 2001
Sold ......................... 2,166,569,385    $2,166,569,385       430,548,282       $430,548,282
Issued in reinvestment
  of distributions ...........  184,821,418       184,821,418        31,894,677         31,894,677
Redeemed .....................(2,240,146,704)   (2,240,146,704)     (417,457,555)      (417,457,555)
                              ---------------   ---------------   ----------------   ---------------
Net increase .................  111,244,099      $111,244,099        44,985,404         $44,985,404
                              ===============   ===============   ================   ===============

ADVISOR CLASS
Six months ended
  September 30, 2001
Sold .............................................................      622,229           $622,229
Issued in reinvestment
  of distributions ...............................................       39,755             39,755
Redeemed .........................................................   (3,037,456)        (3,037,456)
                                                                  ----------------   ---------------
Net decrease .....................................................   (2,375,472)       $(2,375,472)
                                                                  ================   ===============

Year ended
  March 31, 2001
Sold .............................................................    1,963,628         $1,963,628
Issued in reinvestment
  of distributions ...............................................      131,731            131,731
Redeemed .........................................................   1,978,950)        (1,978,950)
                                                                   ---------------   ---------------
Net increase .....................................................      116,409            $116,409
                                                                   ===============   ===============

14      1-800-345-2021

Capital Preservation--Financial Highlights
--------------------------------------------------------------------------------

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years. It also includes several key statistics for each reporting period, including TOTAL
RETURN, INCOME RATIO (net investment income as a percentage of average net assets), and EXPENSE RATIO (operating expenses as a percentage of average net assets).

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

                                                                 Investor Class
                                     2001(1)       2001         2000         1999         1998         1997
PER-SHARE DATA
Net Asset Value,
  Beginning of Period .............   $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                   ----------   ----------   ----------   ----------   ----------   ----------
Income From Investment
  Operations
  Net Investment Income ...........   0.02         0.06         0.05         0.05         0.05         0.05
                                   ----------   ----------   ----------   ----------   ----------   ----------
Distributions
  From Net Investment Income ......  (0.02)       (0.06)       (0.05)       (0.05)       (0.05)       (0.05)
                                   ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period ....   $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                   ==========   ==========   ==========   ==========   ==========   ==========
  Total Return(2) .................   1.84%        5.75%        4.63%        4.72%        5.06%        4.82%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ........... 0.47%(3)       0.47%        0.48%        0.48%        0.49%      0.49%(4)
Ratio of Net Investment Income
  to Average Net Assets ........... 3.60%(3)       5.56%        4.51%        4.53%        4.90%        4.66%
Net Assets, End of Period
  (in thousands) ................. $3,403,151   $3,461,464   $3,350,237   $3,324,805   $3,144,584   $2,978,015

(1) Six months ended September 30, 2001 (unaudited).

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

(4) The ratio for the year ended March 31, 1997 includes expenses paid through expense offset arrangements.

See Notes to Financial Statements                www.americancentury.com      15

Government Agency--Financial Highlights
--------------------------------------------------------------------------------

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the share class is not five years old). It also includes several key statistics for each reporting period, including TOTAL RETURN, INCOME RATIO (net investment income as a percentage of average net assets), and EXPENSE RATIO
(operating expenses as a percentage of average net assets).

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

                                                                   Investor Class
                                       2001(1)       2001         2000         1999         1998         1997
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ...............   $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                     ----------   ----------   ----------   ----------   ----------   ----------
Income From Investment Operations
  Net Investment Income .............   0.02         0.06         0.05         0.05         0.05         0.05
                                     ----------   ----------   ----------   ----------   ----------   ----------
Distributions
  From Net Investment Income ........  (0.02)       (0.06)       (0.05)       (0.05)       (0.05)       (0.05)
                                     ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period ......   $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                     ==========   ==========   ==========   ==========   ==========   ==========
  Total Return(2) ...................   1.99%        5.98%        4.98%        4.91%        5.14%        4.89%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ............. 0.47%(3)       0.47%        0.48%        0.48%        0.51%      0.57%(4)
Ratio of Net Investment Income
  to Average Net Assets ............. 3.90%(3)       5.82%        4.88%        4.79%        5.02%        4.76%
Net Assets, End of Period
  (in thousands) .................... $681,024     $600,373     $555,374     $527,842     $487,791     $470,759

(1) Six months ended September 30, 2001 (unaudited).

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two places. If net asset values were calculated to three places, the total return differences would more closely reflect the class expense differences. The calculation on net asset values to two places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) The ratio for the year ended March 31, 1997 includes expenses paid through expense offset arrangements.

16      1-800-345-2021                         See Notes to Financial Statements

Government Agency--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

                                                          Advisor Class
                                                 2001(1)      2001      2000(2)
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ..........................  $1.00       $1.00      $1.00
                                                ---------   --------   ---------
Income From Investment Operations
  Net Investment Income ........................  0.02        0.06       0.04
                                                ---------   --------   ---------
Distributions
  From Net Investment Income ................... (0.02)      (0.06)     (0.04)
                                                ---------   --------   ---------
Net Asset Value, End of Period .................  $1.00       $1.00      $1.00
                                                =========   ========   =========
  Total Return(3) ..............................  1.86%       5.71%      4.58%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ....................... 0.72%(4)      0.72%    0.73%(4)
Ratio of Net Investment Income
  to Average Net Assets ....................... 3.65%(4)      5.57%    4.66%(4)
Net Assets, End of Period (in thousands) ......   $324       $2,700     $2,584

(1)  Six months ended September 30, 2001 (unaudited).

(2)  April 12, 1999 (commencement of sale) through March 31, 2000.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two places. If net asset values were calculated to three places, the total return differences would more closely reflect the class expense differences. The calculation on net asset values to two places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements                www.americancentury.com      17

Share Class and Retirement Account Information
--------------------------------------------------------------------------------

SHARE CLASSES

    One class of shares is authorized for sale by Capital Preservation: Investor
Class. Two classes of shares are authorized for sale by Government Agency:
Investor Class and Advisor Class.

    INVESTOR CLASS shareholders do not pay any commissions or other fees for purchase of fund shares directly from American Century. Investors who buy
Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

    ADVISOR CLASS shares are sold through banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50%
Rule 12b-1 service and distribution fee. Half of that fee is available to pay for recordkeeping and administrative services, and half is available to pay for distribution services provided by the financial intermediary through which the
Advisor Class shares are purchased. The total expense ratio of the Advisor Class shares is 0.25% higher than the total expense ratio of the Investor Class shares. The Advisor Class had not commenced as of September 30, 2001, for
Capital Preservation.

    Both classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

RETIREMENT ACCOUNT INFORMATION

    As required by law, any distributions you receive from an IRA and certain
403(b) distributions [not eligible for rollover to an IRA or to another 403(b)
account] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid from the date of receipt at American Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income tax prior to the withdrawal.

    When you plan to withdraw, you may make your election by completing our
Exchange/Redemption form or an IRS Form W-4P. Visit our Web site
(www.americancentury.com) or call us for either form. Your written election is valid from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

    Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

18      1-800-345-2021

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 38 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds. Each is managed to provide a "pure play" on a specific sector of the fixed-income market.

     To ensure adherence to this principle, the basic structure of each portfolio is tied to a specific market index. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     CAPITAL PRESERVATION seeks to provide interest income exempt from state taxes while maintaining a stable share price by investing in U.S. Treasury money market securities.

     GOVERNMENT AGENCY seeks to provide interest income exempt from state taxes while maintaining a stable share price by investing in U.S. government money market securities.

     An investment in the funds is neither insured nor guaranteed by the FDIC or any other government agency. Yields will fluctuate, and although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.

COMPARATIVE INDICES

     The following index is used in the report for fund performance comparisons.
It is not an investment product available for purchase.

     The 90-DAY TREASURY BILL INDEX  is derived from secondary market interest rates published by the Federal Reserve Bank.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

     The Lipper categories for the U.S. Treasury and government money market funds are:

     U.S. TREASURY MONEY MARKET FUNDS (Capital Preservation) -- funds with dollar-weighted average maturities of less than 90 days that intend to maintain a stable net asset value and that invest principally in U.S. Treasury obligations.

     U.S. GOVERNMENT MONEY MARKET FUNDS (Government Agency) -- funds with dollar-weighted average maturities of less than 90 days that intend to maintain a stable net asset value and that invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities

[right margin]

INVESTMENT TEAM LEADERS
   Portfolio Managers
       BETH BUNNELL HUNTER
       DENISE TABACCO

                                                 www.americancentury.com      19

Glossary
--------------------------------------------------------------------------------

RETURNS

*   TOTAL RETURN figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.

*   AVERAGE ANNUAL RETURNS illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the
"Financial Highlights" on pages 15-17.

YIELDS

*   7-DAY CURRENT YIELD is calculated based on the income generated by an investment in the fund over a seven-day period and is expressed as an annual percentage rate.

*   7-DAY EFFECTIVE YIELD is calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

PORTFOLIO STATISTICS

*   NUMBER OF SECURITIES --the number of different securities held by a fund on a given date.

*   WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the greater the portfolio's interest rate sensitivity.

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See
Note 2 in the Notes to Financial Statements.)

TYPES OF MONEY MARKET SECURITIES

*   FLOATING-RATE AGENCY NOTES (FLOATERS) -- debt securities issued by U.S.
government agencies (such as the Federal Home Loan Bank) whose interest rates change when a designated base rate changes. The base rate is often the federal funds rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate
(LIBOR).

*   U.S. GOVERNMENT AGENCY NOTES -- intermediate-term debt securities issued by
U.S. government agencies (such as the Federal Home Loan Bank). These notes are issued with maturities ranging from three months to 30 years, but the funds only invest in those with remaining maturities of 397 days or less.

*   U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- short-term debt securities issued by U.S. government agencies (such as the Federal Home Loan Bank). These notes are issued at a discount and achieve full value at maturity (typically one year or less).

*   U.S. TREASURY BILLS (T-BILLS) -- short-term debt securities issued by the
U.S. Treasury and backed by the direct "full faith and credit" pledge of the U.S. government. T-bills are issued with maturities ranging from three months to one year.

*   U.S. TREASURY NOTES (T-NOTES) -- intermediate-term debt securities issued by the U.S. Treasury and backed by the direct "full faith and credit"
pledge of the U.S. government. T-notes are issued with maturities ranging from two to 10 years, but the funds only invest in those with remaining maturities of
397 days or less.

OTHER SHORT-TERM INVESTMENTS

*   DOLLAR ROLLS -- short-term debt agreements in which a fund buys a security and agrees to sell it back at a specific price and date (usually within seven days).

20      1-800-345-2021

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

FUND CLASSIFICATIONS

    Please be aware that the fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs.

INVESTMENT OBJECTIVE

    The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with corresponding high price-fluctuation risk.

RISK

    The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price-fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price-fluctuation risk.

*   AGGRESSIVE -- these funds generally provide
high return potential with corresponding high price-fluctuation risk.

                                                 www.americancentury.com      21

Notes
--------------------------------------------------------------------------------

22      1-800-345-2021

Notes
--------------------------------------------------------------------------------

                                                 www.americancentury.com      23

Notes
--------------------------------------------------------------------------------

24      1-800-345-2021

[inside back cover]

AMERICAN CENTURY FUNDS

===============================================================================
GROWTH
===============================================================================

MODERATE RISK

   SPECIALTY
   Global Natural Resources

AGGRESSIVE RISK

   DOMESTIC EQUITY                 INTERNATIONAL
   Veedot(reg.sm)                  Emerging Markets
   New Opportunities               International Opportunities
   New Opportunities II            International Discovery
   Giftrust(reg.sm)                International Growth
   Vista                           Global Growth
   Heritage
   Growth                          SPECIALTY
   Ultra(reg.sm)                   Global Gold
   Select                          Technology
                                   Life Sciences

===============================================================================
GROWTH AND INCOME
===============================================================================

MODERATE RISK

   ASSET ALLOCATION                DOMESTIC EQUITY
   Balanced                        Equity Growth
   Strategic Allocation:           Equity Index
      Aggressive                   Large Cap Value
   Strategic Allocation:           Tax-Managed Value
      Moderate                     Income & Growth
   Strategic Allocation:           Value
      Conservative                 Equity Income

                                   SPECIALTY
                                   Utilities
                                   Real Estate

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value

===============================================================================
INCOME
===============================================================================

CONSERVATIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Intermediate-Term Bond          CA Intermediate-Term
   Treasury                           Tax-Free
   Ginnie Mae                      AZ Municipal Bond
   Inflation-Adjusted Treasury     FL Municipal Bond
   Limited-Term Bond               Intermediate-Term Tax-Free
   Short-Term Government           CA Limited-Term Tax-Free
   Short-Term Treasury             Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Long-Term Treasury              CA Long-Term Tax-Free
   Target 2005*                    Long-Term Tax-Free
   Bond                            CA Insured Tax-Free
   Premium Bond

AGGRESSIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Target 2030*                    CA High-Yield Municipal
   Target 2025*                    High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

===============================================================================
CAPITAL PRESERVATION
===============================================================================

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS
   Premium Capital Reserve         FL Municipal Money Market
   Prime Money Market              CA Municipal Money Market
   Premium Government Reserve      CA Tax-Free Money Market
   Government Agency               Tax-Free Money Market
      Money Market
   Capital Preservation

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income  dividends are distributed once a year in
  December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates,  however, they can offer a conservative, dependable way to invest for a specific time horizon.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

Who We Are

American Century offers investors more than 70 mutual funds spanning the investment spectrum. We currently manage $100 billion for roughly 2 million individuals, institutions and  corporations, and offer a range of services designed to make  investing easy and convenient.

For four decades, American Century has been a leader in  performance, service and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions and receive financial advice over the
Internet, we have been committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With  so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo and text logo (reg.sm)]

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.
--------------------------------------------------------------------------------
American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

0111                                 American Century Investment Services, Inc.
SH-SAN-27502                      (c)2001 American Century Services Corporation

[front cover]

AMERICAN CENTURY
Semiannual Report

[photo of rowers]

Ginnie Mae

September 30, 2001                [american century logo and text logo (reg.sm)]

[inside front cover]

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS CLASSIFIED
BY OBJECTIVE AND RISK.

[Dalbar Seal]

     American   Century's  reports  to  shareholders  have  been  awarded  the
Communications Seal from Dalbar Inc., an independent financial services research firm.  The Seal recognizes communications demonstrating a level of excellence in the industry.

Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers, Jr. and James E. Stowers III]
James E. Stowers, Jr., standing, with James E. Stowers III

     Tragically, the six months ended September 30, 2001, opened a new era of vulnerability and uncertainty for U.S. citizens and investors. September 11 changed forever our perception of the world and our place in it. We pay tribute to those who died that day, as well as the heroic efforts of emergency personnel.

     But September 11 also brought a new sense of resolve. The terrorists sought to devastate America, but our business community--including your American
Century investment management team--worked hard to keep the U.S. financial markets active and functioning smoothly. From an investment policy standpoint, nothing has changed here  at American Century. Our portfolio managers continue to follow their time-tested strategies, regardless of market, political, and economic conditions.

     There have been a few important changes to the investment team's executive leadership that we want to bring  to your attention. Effective July 1, 2001,
Randall Merk, formerly a senior vice president and chief investment officer
(CIO) for American Century's fixed-income discipline, became president and CIO of American Century's investment management subsidiary. He succeeded Robert
Puff, Jr., who became the subsidiary's chairman. Randy is  now responsible for all of American Century's investment management functions, including portfolio management, research, and trading.

     David MacEwen, a senior vice president who previously oversaw all of
American Century's municipal bond and money market portfolios and municipal credit research, assumed Randy's role as CIO for fixed income. Dave is responsible for portfolio management and research for all of the company's bond and money market funds.

     Amid the current uncertainty, you can count on your investment professionals at American Century to continue to follow the practices and procedures that have been in place here for years, guiding your investments through all types of market conditions.

     As always, we appreciate your continued confidence in American Century, especially during these difficult times.

Sincerely,

 [signature]                                                 [signature]
James E. Stowers, Jr.                                     James E. Stowers III
Chairman of the Board and Founder                     Co-Chairman of the Board

[right margin]

   Report Highlights ..................................................... 2
   Market Perspective .................................................... 3
GINNIE MAE

FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities ........................................................ 8
   Statement of Operations ............................................... 9
   Statement of Changes
      in Net Assets ......................................................10
   Notes to Financial
      Statements .........................................................11
   Financial Highlights ..................................................14
OTHER INFORMATION
   Share Class and Retirement
      Account Information ................................................17
   Background Information
      Investment Philosophy
         and Policies ....................................................18
      Comparative Indices ................................................18
      Lipper Rankings ....................................................18
      Investment Team
         Leaders .........................................................18
   Glossary ..............................................................19

                                                  www.americancentury.com      1

Report Highlights
--------------------------------------------------------------------------------

MARKET PERSPECTIVE

*   Investment-grade bonds performed well in the last six months, with returns on mortgage-backed securities tracking the broader bond market.

*   The economy stumbled toward recession, while the unemployment rate in
    September reached its highest level since 1997.

*   Inflation declined modestly for the six months. The government's consumer price index ended September running at a 2.6% annual rate.

*   The Federal Reserve made dramatic interest rate cuts to try to stabilize financial markets and boost economic growth. For its part, Congress worked on big tax cuts and spending packages.

*   Home sales remained strong, while refinancing activity skyrocketed. The creation of all those new loans means the mortgage market is very heavily weighted toward securities with coupons below 8%.

MANAGEMENT Q&A

*   Ginnie Mae provided solid returns, though it lagged its peer group average for the six months. The fund's longer-term returns remain competitive (see page 5).

*   Our biggest challenge was managing the fund's exposure to prepayments. We used Treasury inflation-indexed securities (TIIS) to hedge against refinancing activity.

*   TIIS have performed very well over time, but their income payments turned down with inflation in  August and September. That contributed to the fund's brief bout of underperformance relative to the Lipper group.

*   Our outlook is mixed--we see interest rates and yields on mortgage-backed securities remaining low, while prepayments are likely to continue to run at a rapid clip. We'll try to position the fund to ride out that environment by looking at the best relative values on mortgages  and TIIS.

[left margin]

                    GINNIE MAE(1)
                       (BGNMX)
    TOTAL RETURNS:             AS OF 9/30/01
       6 Months                        4.47%(2)
       1 Year                         11.31%
    30-DAY SEC YIELD:                  4.55%
    INCEPTION DATE:                  9/23/85
    NET ASSETS:                 $1.7 billion(3)

(1) Investor Class.

(2) Not annualized.

(3) Includes Investor, Advisor, and C classes.

See Total Returns on page 4.
Investment terms are defined in the Glossary on pages 19-20.

2      1-800-345-2021

Market Perspective from David MacEwen
--------------------------------------------------------------------------------
[photo of David MacEwen]
David MacEwen, chief investment officer of fixed income at American Century

OVERVIEW

     Bonds rallied during the six months ended September 30, 2001, as interest rates and economic growth declined. Mortgage-backed securities performed in line with the broader bond market, as the Salomon Brothers 30-Year GNMA Index returned 5.22% for the six months. The Salomon Brothers Broad Investment-Grade
Index returned 5.25%.

ECONOMY AND INFLATION

     The U.S. economy grew at the slowest annual rate in eight years during the second quarter, and actually contracted during the third quarter. Economists are calling that the beginning of a deeper recession. The view from Main Street was equally glum--consumer confidence dipped toward its lowest level in more than seven years.

     The unemployment rate closed September at 4.9%--its highest level since
1997. The economy lost more jobs in September than in any month since the early
1990s, when we were last in recession. The manufacturing sector has been the hardest hit, contracting for 14 straight months.

     On the inflation front, readings on the government's consumer price index generally declined along with economic growth, ending September with inflation running at a 2.6% annual rate.

FED AND RATES

     In an attempt to keep the economy from falling into recession, the Federal
Reserve (the Fed) cut short-term interest rates aggressively. And to calm the markets in the wake of September 11, the Fed flooded the financial system with cash, lowering short-term interest rates even further. The government also talked of providing up to $100 billion  to help the economy recover from the attacks. Prior to that, the government passed a $1.35 trillion tax-cut package, offering tax rebates in the third quarter of the year.

MORTGAGE MARKET

     Lower bond yields meant mortgage rates fell and refinancing activity surged
(see the graph at right). The Mortgage Bankers Association Index of Refinancing
Applications more than quadrupled in the third quarter alone. The lowest mortgage rates in three years helped keep sales of existing homes on pace for their second-best year ever despite the economic slowdown.

     The creation of all those new home loans meant a flood of newly minted, lower-yielding mortgage-backed securities. At the  end of September, more than
80% of the 30-year fixed-rate GNMA securities had coupons below 8%.

     Though low in absolute terms, the yields on mortgage-backed securities were attractive relative to those available on Treasury bonds. That helped support demand for mortgages, despite worries that the big surge in prepayments would give investors their money back to reinvest at lower and lower interest rates.

[right margin]

"LOWER BOND YIELDS MEANT MORTGAGE RATES FELL AND REFINANCING ACTIVITY
SURGED."

[right margin]

BOND INDEX RETURNS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001

SALOMON BROTHERS BROAD
   INVESTMENT-GRADE INDEX                    5.25%
Salomon Brothers Government Index            5.66%
Salomon Brothers Corporate Index             5.32%
Salomon Brothers Mortgage Index              5.21%
Salomon Brothers Treasury Index              5.07%
Source: Bloomberg Financial Markets
REFINANCING APPLICATIONS AND INTEREST RATES

Source: Bloomberg Financial Markets

                                                  www.americancentury.com      3

Ginnie Mae--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF SEPTEMBER 30, 2001

               INVESTOR CLASS (INCEPTION 9/23/85)    ADVISOR CLASS (INCEPTION 10/9/97)    C CLASS (INCEPTION 6/15/01)
                    GINNIE   SALOMON 30-YEAR             GINNIE   SALOMON 30-YEAR           GINNE    SALOMON 30-YEAR
                      MAE      GNMA INDEX                  MAE      GNMA INDEX               MAE       GNMA INDEX
=====================================================================================================================
6 MONTHS(1) ........ 4.47%       5.22%                    4.34%        5.22%                  --           --
1 YEAR ............ 11.31%      11.89%                   11.03%       11.89%                  --           --
=====================================================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS ............ 6.57%       7.33%                    6.27%        7.33%                  --           --
5 YEARS ............ 7.45%       8.07%                      --           --                   --           --
10 YEARS ........... 7.18%       7.69%                      --           --                   --           --
LIFE OF FUND ....... 8.38%       9.25%(2)                 6.57%        7.56%(3)          2.10%(1)(5)   3.94%(1)(4)

(1) Returns for periods less than one year are not annualized.

(2) Index data since 9/30/85, the date nearest the class's inception for which data are available.

(3) Index data since 9/30/97, the date nearest the class's inception for which data are available.

(4) Index data since 6/30/01, the date nearest the class's inception for which data are available.

(5) Return reflects deduction of the 0.75% maximum contingent deferred sales charge imposed on shares redeemed within the first year after purchase.
    Return would have been 2.85% if shares were not redeemed during the period.

See pages 17-19 for information about share classes, returns, and the comparative index.
GROWTH OF $10,000 OVER 10 YEARS

The graph at left shows the growth of a $10,000 investment in the fund over 10 years, while the graph below shows the fund's year-by-year performance. The
Salomon 30-Year GNMA Index is provided for comparison in each graph. Ginnie
Mae's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. The graphs are based on Investor Class shares only; performance for other classes will vary due to differences in fee structures (see the Total Returns table above). Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.
ONE-YEAR RETURNS OVER 10 YEARS (PERIODS ENDED SEPTEMBER 30)

4      1-800-345-2021

Ginnie Mae--Q&A
--------------------------------------------------------------------------------
[photo of Casey Colton]

     An interview with Casey Colton, a portfolio manager on the Ginnie Mae fund investment team.

HOW DID THE GINNIE MAE FUND PERFORM IN THE SIX MONTHS ENDED SEPTEMBER 30, 2001?

     The portfolio returned 4.47%, as the early lead we built up through May of this year faded in the third quarter.* Though the portfolio's performance lagged for the six months, our one-year return is right in line with the average of our
Lipper group (see the table at right).

     Our fund's three-, five-, and 10-year average annual returns for the periods ended September 30, 2001, all ranked in at least the top third of the
Lipper group.

CAN YOU TALK ABOUT HOW YOU MANAGED THE FUND IN THE CURRENT ENVIRONMENT?

     The biggest challenge we faced in  the last six months was the surge in refinancing activity. At the end of September, the prevailing mortgage rate was at 6.75%, exposing more than two-thirds of the mortgages in our market to refinancing. Pools of mortgages with rates higher than this are being prepaid at a pace between 66% and 90% annually. In these sorts of conditions, it's a challenge simply to stay fully invested.

     Put another way, we're seeing about 3% to 4% of the fund come back to us in cash each month. That's undesirable because it means we're getting our money back from these prepaid loans to reinvest at the new, lower rate.

SO WHAT CAN YOU DO TO TRY TO RIDE OUT THAT BIG PREPAYMENT WAVE?

     We have a couple of options. One is  to turn over the portfolio, trying to keep pace with--or stay a month ahead of--the next prepayment wave. The other strategy is to invest a small slice  of the fund outside of the sector.

HOW DID YOU POSITION THE FUND?

     In recent years, we've used Treasury inflation-indexed securities (TIIS) to hedge against prepayments. We felt TIIS--whose principal value is adjusted for changes in inflation--were offering attractive yields relative to both mortgages and regular (or "nominal") Treasury bonds. TIIS have been the best-performing sector of the bond market over the last three years, and the fund benefited from their big yield advantage earlier this year, so that play has worked very well over time.

     In fact, TIIS have been the right choice for the year to date, even though they lagged nominal Treasury bonds in the last six months. For example, the
Salomon Inflation-Linked Index has returned 4.18% for the six months, but 9.25%
so far this year. That compares favorably with the 6.48% year-to-date return of the nominal 10-year Treasury note. By comparison, our fund has returned 7.54%
for the year to date.

* All fund returns and yields referenced in this interview are for Investor
  Class shares.

[right margin]

PORTFOLIO AT A GLANCE
                            9/30/01      3/31/01
NUMBER OF SECURITIES         3,049        3,105
AVERAGE DURATION            2.8 YRS      3.0 YRS
AVERAGE LIFE                5.4 YRS      6.0 YRS
EXPENSE RATIO (FOR
   INVESTOR CLASS)         0.59%(1)       0.59%

YIELDS AS OF SEPTEMBER 30, 2001
                              30-DAY SEC YIELD
INVESTOR CLASS                     4.55%
ADVISOR CLASS                      4.30%
C CLASS                            3.80%

LIPPER RANKING
                          AS OF SEPTEMBER 30, 2001
                 GINNIE                 GNMA FUNDS(3)
                 MAE(2)      AVERAGE RETURN      FUND'S RANKING
6 MONTHS(4)       4.47%           4.83%                --
1 YEAR           11.31%          11.35%             27 OF 59
3 YEARS           6.57%           6.17%             11 OF 48
5 YEARS           7.45%           7.20%             13 OF 39
10 YEARS          7.18%           6.95%              5 OF 22

(1) Annualized.

(2) Investor Class.

(3) According to Lipper Inc., an independent mutual fund ranking service. See page 18 for more information about Lipper fund rankings.

(4) Not annualized.

Investment terms are defined in the Glossary on pages 19-20.

                                                  www.americancentury.com      5

Ginnie Mae--Q&A
--------------------------------------------------------------------------------
                                                                    (Continued)

WHY DO YOU CONTINUE TO FAVOR TIIS?

     One way to measure the attractiveness of TIIS is to compare their yields with those on nominal Treasurys. At the end of September, nominal Treasury yields were only about 1.5% more than yields on 10-year TIIS, while inflation was running at a 2.6% annual rate. And remember, returns for inflation-indexed securities are generated from their coupon plus the inflation rate. So as long as inflation is higher than the difference in yield between the two securities, we're better off holding TIIS tham nominal Treasurys. Given current yields and inflation, we think TIIS continue to be a good refinancing hedge.

     The short-term downside to TIIS is that their interest income fluctuates month to month with changes in the consumer price index. Inflation turned down modestly in recent months, so even though holding TIIS has been good for Ginnie
Mae overall, it detracted  from the fund's yield in August and September.

DIDN'T THE FUND'S DIVIDEND PAYOUT DECREASE IN SEPTEMBER FOR ANOTHER REASON?

     Yes, TIIS were only about half the story behind the decline in September
Ginnie Mae dividends. The other big reason was the way we tally dividend accruals around month-end. Because of the way we chalk up income, the August dividend payout for our fund was from August 1 through September 3 (34 days), while the September dividend appeared smaller because it was only from September
4 to 30 (25 days).

WHAT'S YOUR OUTLOOK FOR INFLATION, INTEREST RATES, AND MORTGAGE-BACKED
SECURITIES?

     The Federal Reserve's first priority is to boost economic growth, so we wouldn't be surprised to see even more interest rate cuts in the near term.
Congress is also trying to help the economy by approving tax cuts and big spending packages. Those things are good for growth, but they're also inflationary over the longer term. But for now that outlook likely also means continued refinancing activity and low yields for mortgage-backed securities.

GIVEN THAT OUTLOOK, WHAT ARE YOUR PLANS FOR THE FUND?

     Our goal is the same as ever--to try to give shareholders an investment that moves in line with the broader mortgage market. The challenge is to deliver attractive yields and returns despite all the mortgage prepayments. To do that, we'll continue to carefully evaluate the relative values and yields on mortgages compared with those on nominal and inflation-adjusted Treasurys.

ANYTHING ELSE?

     As a reminder, effective August 1, 2001, the GNMA fund was renamed Ginnie
Mae. We hope the name change makes the fund easier to understand. The name change does not affect the fund's investment policy or objectives.

[left margin]

"THE BIGGEST CHALLENGE WE FACED IN THE LAST SIX MONTHS WAS THE SURGE IN
REFINANCING ACTIVITY."

TYPES OF INVESTMENTS IN
THE PORTFOLIO

                               AS OF SEPTEMBER 30, 2001
GNMAS                                   76.6%
U.S. TREASURY SECURITIES                17.9%
TEMPORARY CASH INVESTMENTS               5.5%

[pie chart]
                                 AS OF MARCH 31, 2001
GNMAS                                   83.0%
U.S. TREASURY AND AGENCY
   SECURITIES                           16.6%
TEMPORARY CASH INVESTMENTS               0.4%

[pie chart]

Investment terms are defined in the Glossary on pages 19-20.

6      1-800-345-2021

Ginnie Mae--Schedule of Investments
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES(1) -- 76.6%
            $  46,269,423  GNMA, 6.00%, 7/20/16 to
                              3/15/29                             $   46,425,106
              301,744,333  GNMA, 6.50%, 6/15/23 to
                              6/15/31                                309,135,248
              360,017,923  GNMA, 7.00%, 9/15/08 to
                              9/15/31                                373,628,755
                5,395,833  GNMA, 7.25%, 9/15/22 to
                              12/20/25                                 5,570,198
               90,000,000  GNMA, 7.50%, settlement date
                              11/20/01(2)                             93,726,562
              242,460,256  GNMA, 7.50%, 1/15/06 to
                              2/20/31                                253,452,476
                1,854,504  GNMA, 7.65%, 6/15/16 to
                              2/15/18                                  1,961,978
                4,697,114  GNMA, 7.75%, 9/20/17 to
                              1/20/26                                  4,953,201
                3,165,778  GNMA, 7.77%, 4/15/20 to
                              1/15/21                                  3,357,599
                2,027,952  GNMA, 7.85%, 11/20/20 to
                              10/20/22                                 2,145,342
                  640,033  GNMA, 7.89%, 9/20/22                          677,001
                2,101,471  GNMA, 7.98%, 6/15/19                        2,241,797
              116,847,912  GNMA, 8.00%, 6/15/06 to
                              7/20/30                                122,908,549
                  840,932  GNMA, 8.15%, 11/15/19 to
                              2/15/21                                    898,511
                9,170,526  GNMA, 8.25%, 2/15/06 to
                              5/15/27                                  9,787,002
                3,690,535  GNMA, 8.35%, 1/15/19 to
                              12/15/20                                 3,979,752
               47,773,009  GNMA, 8.50%, 12/15/04 to
                              5/15/31                                 51,046,990
                1,770,775  GNMA, 8.63%, 1/15/32                        1,911,803
                5,330,301  GNMA, 8.75%, 2/15/16 to
                              7/15/27                                  5,593,925
               19,678,502  GNMA, 9.00%, 11/15/04 to
                              3/15/25                                 21,426,084
                4,555,515  GNMA, 9.25%, 5/15/16 to
                              8/15/26                                  5,003,052
                7,387,307  GNMA, 9.50%, 6/15/09 to
                              7/20/25                                  8,154,624
                1,431,612  GNMA, 9.75%, 6/15/05 to
                              11/20/21                                 1,567,772
                1,482,853  GNMA, 10.00%, 11/15/09 to
                              1/20/22                                  1,664,834
                  882,995  GNMA, 10.25%, 5/15/12 to
                              2/15/21                                    988,432
                  409,623  GNMA, 10.50%, 12/20/13 to
                              3/15/21                                    463,566
                  254,967  GNMA, 10.75%, 12/15/09 to
                              8/15/19                                    285,645
                  985,956  GNMA, 11.00%, 12/15/09 to
                              8/15/20                                  1,112,994
                   19,833  GNMA, 11.25%, 10/20/15 to
                              2/20/16                                     22,532

Principal Amount                                                          Value
--------------------------------------------------------------------------------

              $   233,502  GNMA, 11.50%, 7/15/10 to
                              2/20/20                             $      267,199
                  162,851  GNMA, 12.00%, 10/15/10 to
                              1/20/15                                    186,466
                   80,325  GNMA, 12.25%, 8/15/13 to
                              5/15/15                                     93,343
                  257,659  GNMA, 12.50%, 5/15/10 to
                              5/15/15                                    300,205
                  652,325  GNMA, 13.00%, 1/15/11 to
                              8/15/15                                    772,118
                   33,827  GNMA, 13.25%, 1/20/15                          40,421
                  180,885  GNMA, 13.50%, 5/15/10 to
                              11/15/14                                   215,105
                   10,503  GNMA, 13.75%, 8/15/14                          12,572
                   14,924  GNMA, 14.00%, 6/15/11 to
                              10/15/12                                    17,950
                  114,534  GNMA, 14.50%, 9/15/12 to
                              12/15/12                                   138,275
                  194,342  GNMA, 15.00%, 6/15/11 to
                              10/15/12                                   238,554
                   64,555  GNMA, 16.00%, 10/15/11 to
                              3/15/12                                     79,612
                                                                  --------------
TOTAL MORTGAGE-BACKED SECURITIES                                   1,336,453,150
                                                                  --------------
   (Cost $1,294,667,370)

U.S. TREASURY SECURITIES -- 17.9%
              126,637,200  U.S. Treasury Inflation Indexed
                              Notes, 4.25%, 1/15/10                  136,728,665
              170,363,380  U.S. Treasury Inflation Indexed
                              Notes, 3.50%, 1/15/11                  175,261,500
                                                                  --------------
TOTAL U.S. TREASURY SECURITIES                                       311,990,165
                                                                  --------------
   (Cost $309,193,374)

TEMPORARY CASH INVESTMENTS -- 5.5%
               95,500,000  FHLB Discount Notes, 3.15%,
                              10/1/01(3)(4)                           95,500,000
                                                                  --------------
   (Cost $95,500,000)

TOTAL INVESTMENT SECURITIES -- 100.0%                             $1,743,943,315
                                                                  ==============
   (Cost $1,699,360,744)

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

GNMA = Government National Mortgage Association

(1) Final maturity indicated. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(2) Forward Commitment.

(3) Rate indicated is the yield to maturity at purchase.

(4) Security, or a portion thereof, has been segregated at the custodian bank for Forward Commitments.

See Notes to Financial Statements                 www.americancentury.com      7

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

This statement breaks down the fund's ASSETS (such as  securities, cash, and other receivables) and LIABILITIES (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results  in the fund's NET
ASSETS. For each class of shares, the net assets divided by shares outstanding is the share price, or NET ASSET VALUE PER SHARE. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

SEPTEMBER 30, 2001 (UNAUDITED)

ASSETS
Investment securities, at value (identified
  cost of $1,699,360,744) (Note 3) .............................. $1,743,943,315
Cash ............................................................    4,805,369
Receivable for capital shares sold ..............................     729,989
Interest receivable .............................................    9,860,961
                                                                  --------------
                                                                   1,759,339,634
                                                                  --------------

LIABILITIES
Payable for investments purchased ...............................   94,082,812
Accrued management fees (Note 2) ................................     778,733
Distribution fees payable (Note 2) ..............................      6,982
Service fees payable (Note 2) ...................................      6,945
Dividends payable ...............................................     831,263
Payable for trustees' fees
  and expenses (Note 2) .........................................      2,278
Accrued expenses
  and other liabilities .........................................       556
                                                                  --------------
                                                                    95,709,569
                                                                  --------------
Net Assets ...................................................... $1,663,630,065
                                                                  ==============

NET ASSETS CONSIST OF:
Capital paid in ................................................. $1,649,001,912
Accumulated net realized loss
  on investment transactions ....................................  (29,954,418)
Net unrealized appreciation
  on investments (Note 3) .......................................   44,582,571
                                                                  --------------
                                                                  $1,663,630,065
                                                                  ==============
Investor Class
Net assets ...................................................... $1,628,383,041
Shares outstanding ..............................................   151,034,714
Net asset value per share .......................................     $10.78

Advisor Class
Net assets ......................................................   $35,057,439
Shares outstanding ..............................................    3,251,623
Net asset value per share .......................................     $10.78

C Class
Net assets ......................................................    $189,585
Shares outstanding ..............................................     17,584
Net asset value per share .......................................     $10.78

8      1-800-345-2021                          See Notes to Financial Statements

Statement of Operations
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed during the reporting period as a result of the fund's  operations. In other words, it shows how much money  the fund made or lost as a result of interest income, fees and expenses, and investment gains or losses.

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)

INVESTMENT INCOME

Income:
Interest .........................................................  $48,679,793
                                                                   -------------

Expenses (Note 2):
Management fees ..................................................   4,362,787
Distribution fees:
  Advisor Class ..................................................      39,102
  C Class ........................................................         148
Service fees:
  Advisor Class ..................................................      39,102
  C Class ........................................................          74
Trustees' fees and expenses ......................................      20,901
                                                                   -------------
                                                                     4,462,114
                                                                   -------------

Net investment income ............................................  44,217,679
                                                                   -------------

REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 3)
Net realized loss on
  investment transactions ........................................   (688,709)
Change in net unrealized
  appreciation on investments ....................................  23,566,584
                                                                   -------------

Net realized and unrealized gain .................................  22,877,875
                                                                   -------------

Net Increase in Net Assets
  Resulting from Operations ......................................  $67,095,554
                                                                   =============

See Notes to Financial Statements                 www.americancentury.com      9

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed over the past two reporting periods. It details how much  a fund grew or shrank as a result of operations (as detailed on the previous page for the most recent period), income and capital gain distributions, and shareholder investments and redemptions.

SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED) AND YEAR ENDED MARCH 31, 2001

Increase in Net Assets                        SEPT. 30, 2001     MARCH 31, 2001

OPERATIONS
Net investment income ......................... $44,217,679        $84,395,489
Net realized gain (loss) ......................  (688,709)          4,916,326
Change in net
  unrealized appreciation ..................... 23,566,584         53,512,562
                                             ----------------   ----------------
Net increase in net assets
  resulting from operations ................... 67,095,554         142,824,377
                                             ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
  Investor Class ..............................(43,331,077)       (83,247,273)
  Advisor Class ...............................  (885,339)         (1,148,216)
  C Class .....................................   (1,263)              --
                                             ----------------   ----------------
Decrease in net assets
  from distributions ..........................(44,217,679)       (84,395,489)
                                             ----------------   ----------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Net increase in net assets
  from capital share transactions ............. 253,672,160        75,567,741
                                             ----------------   ----------------

Net increase in net assets .................... 276,550,035        133,996,629

NET ASSETS
Beginning of period ...........................1,387,080,030      1,253,083,401
                                             ----------------   ----------------
End of period ............................... $1,663,630,065     $1,387,080,030
                                             ================   ================

10      1-800-345-2021                        See Notes to Financial Statements

Notes to Financial Statements
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001 (UNAUDITED)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Government Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Ginnie Mae Fund (formerly GNMA) (the fund) is one of the funds in a series issued by the trust. The fund is diversified under the 1940 Act. The fund's investment objective is to seek to provide a high level of current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-backed Government
National Mortgage Association securities. The following significant accounting policies are in accordance with accounting principles generally accepted in the
United States of America. These policies may require the use of estimates by fund management.

    MULTIPLE CLASS -- The fund is authorized to issue the following classes of shares: the Investor Class, the Advisor Class and the C Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

    SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment advisor, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the fund's custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the fund under each repurchase agreement.

    JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S.
Treasury or Agency obligations.

    WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund maintains segregated accounts consisting of cash or liquid securities in an amount sufficient to meet the purchase price.

    INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the fund are declared daily and paid monthly. Distributions from net realized gains are declared and paid annually.

    The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

    At March 31, 2001, accumulated net realized capital loss carryovers for federal income tax purposes of $28,338,488 (expiring in 2003 through 2009) may be used to offset future taxable realized gains.

    The fund has elected to treat $417,811 of net capital losses incurred in the five month period ended March 31, 2001, as having been incurred in the following fiscal year for federal income tax purposes.

                                                 www.americancentury.com      11

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

SEPTEMBER 30, 2001 (UNAUDITED)

2.  FEES AND TRANSACTIONS WITH RELATED PARTIES

    MANAGEMENT FEES -- The trust has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly based on each class's pro rata share of the fund's average daily closing net assets during the previous month. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the
Investment Category Fee range from 0.2425% to 0.3600% and the rates for the
Complex Fee (Investor Class and C Class) range from 0.2900% to 0.3100%. The
Advisor Class is 0.25% less at each point within the Complex Fee range. For the six months ended September 30, 2001, the effective annual management fee was
0.59%, 0.34% and 0.59% for the Investor, Advisor and C Classes, respectively.

    DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and 0.50%, respectively and a service fee equal to 0.25%. The fees are computed daily and paid monthly based on the Advisor Class's or C Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred in connection with distributing shares of the
Advisor Class or C Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans by the Advisor
Class and C Class during the six months ended September 30, 2001, are detailed in the Statement of Operations.

    RELATED PARTIES -- The fund has a bank line of credit agreement with J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in American Century
Companies, Inc. (ACC). See Note 5 for information on the bank line of credit.

    Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of ACC, the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century Services Corporation.

3.  INVESTMENT TRANSACTIONS

    For the six months ended September 30, 2001, purchases and sales of U.S.
Treasury and Agency obligations, excluding short-term investments, totaled
$1,103,826,552 and $814,089,424, respectively.

    On September 30, 2001, accumulated net unrealized appreciation was
$44,582,571, which consisted of unrealized appreciation of $44,602,216 and unrealized depreciation of $19,645. The aggregate cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

12      1-800-345-2021

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

SEPTEMBER 30, 2001 (UNAUDITED)

4.  CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the fund were as follows (unlimited number of
Shares authorized):

                                                     SHARES           AMOUNT
INVESTOR CLASS
Six months ended September 30, 2001
Sold ............................................. 36,671,883      $390,267,714
Issued in reinvestment of distributions ..........  3,345,852       35,589,538
Redeemed .........................................(16,818,368)     (178,874,126)
                                                 --------------   --------------
Net increase ..................................... 23,199,367      $246,983,126
                                                 ==============   ==============

Year ended March 31, 2001
Sold ............................................. 29,648,458      $296,622,673
Issued in reinvestment of distributions ..........  6,538,453       67,698,786
Redeemed .........................................(30,372,047)     (302,897,283)
                                                 --------------   --------------
Net increase .....................................  5,814,864       $61,424,176
                                                 ==============   ==============

ADVISOR CLASS
Six months ended September 30, 2001
Sold .............................................  4,671,636       $49,617,183
Issued in reinvestment of distributions ..........   77,959           829,207
Redeemed ......................................... (4,141,415)     (43,944,558)
                                                 --------------   --------------
Net increase .....................................   608,180        $6,501,832
                                                 ==============   ==============

Year ended March 31, 2001
Sold .............................................  3,204,097       $33,557,794
Issued in reinvestment of distributions ..........   106,182         1,103,718
Redeemed ......................................... (1,953,989)     (20,517,947)
                                                 --------------   --------------
Net increase .....................................  1,356,290       $14,143,565
                                                 ==============   ==============

C CLASS
Period ended September 30, 2001(1)
Sold .............................................   17,475          $186,034
Issued in reinvestment of distributions ..........     109             1,168
Redeemed .........................................     --               --
                                                 --------------   --------------
Net increase .....................................   17,584          $187,202
                                                 ==============   ==============

(1) June 15, 2001 (commencement of operations) through September 30, 2001.

5.  BANK LOANS

    The fund, along with certain other funds managed by ACIM, has an unsecured
$520,000,000 bank line of credit agreement with JPM. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended September 30, 2001.

                                                 www.americancentury.com      13

Ginnie Mae--Financial Highlights
--------------------------------------------------------------------------------

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the share class is not five years old). It also includes several key statistics for each reporting period, including TOTAL RETURN, INCOME RATIO (net investment income as a percentage of average net assets), EXPENSE RATIO
(operating expenses as a percentage of average net assets), and PORTFOLIO
TURNOVER (a gauge of the fund's trading activity).

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

                                                                     Investor Class
                                        2001(1)       2001         2000         1999         1998         1997
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ................. $10.63       $10.16       $10.62       $10.67       $10.33       $10.45
                                      ----------   ----------   ----------   ----------   ----------   ----------
Income From Investment Operations
  Net Investment Income ...............  0.32         0.68         0.67         0.64         0.69         0.71
  Net Realized and Unrealized
  Gain (Loss) .........................  0.15         0.47        (0.46)       (0.05)        0.34        (0.12)
                                      ----------   ----------   ----------   ----------   ----------   ----------
  Total From Investment Operations ....  0.47         1.15         0.21         0.59         1.03         0.59
                                      ----------   ----------   ----------   ----------   ----------   ----------
Distributions
  From Net Investment Income .......... (0.32)       (0.68)       (0.67)       (0.64)       (0.69)       (0.71)
                                      ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period ........ $10.78       $10.63       $10.16       $10.62       $10.67       $10.33
                                      ==========   ==========   ==========   ==========   ==========   ==========
  Total Return(2) .....................  4.47%       11.70%        2.01%        5.66%       10.21%        5.84%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets .............. 0.59%(3)       0.59%        0.59%        0.59%        0.58%      0.55%(4)
Ratio of Net Investment Income
  to Average Net Assets .............. 5.90%(3)       6.57%        6.42%        5.98%        6.49%        6.84%
Portfolio Turnover Rate ..............    58%         143%         133%         119%         133%         105%
Net Assets, End of Period
  (in thousands) .................... $1,628,383   $1,358,978   $1,240,003   $1,415,607   $1,285,641   $1,119,165

(1) Six months ended September 30, 2001 (unaudited).

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two places. If net asset values were calculated to three places, the total return differences would more closely reflect the class expense differences. The calculation on net asset values to two places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) The ratio includes expenses paid through expense offset arrangements.

14      1-800-345-2021                         See Notes to Financial Statements

Ginnie Mae--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

                                                           Advisor Class
                                        2001(1)      2001       2000       1999       1998(2)
PER-SHARE DATA
Net Asset Value,
  Beginning of Period .................  $10.63      $10.16     $10.62     $10.67      $10.63
                                      ----------   --------   --------   --------   ----------
Income From Investment Operations
  Net Investment Income ...............  0.30        0.65       0.64       0.61        0.31
  Net Realized and Unrealized
  Gain (Loss) .........................  0.15        0.47      (0.46)     (0.05)       0.04
                                      ----------   --------   --------   --------   ----------
  Total From Investment Operations ....  0.45        1.12       0.18       0.56        0.35
                                      ----------   --------   --------   --------   ----------
Distributions
  From Net Investment Income .......... (0.30)      (0.65)     (0.64)     (0.61)      (0.31)
                                      ----------   --------   --------   --------   ----------
Net Asset Value, End of Period ........ $10.78      $10.63     $10.16     $10.62      $10.67
                                      ==========   ========   ========   ========   ==========
  Total Return(3) .....................  4.34%      11.42%      1.76%      5.40%       3.30%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets                0.84%(4)      0.84%      0.84%      0.84%     0.84%(4)
Ratio of Net Investment Income
  to Average Net Assets                5.65%(4)      6.32%      6.17%      5.73%     5.92%(4)
Portfolio Turnover Rate                   58%        143%       133%       119%       133%(5)
Net Assets, End of Period
  (in thousands)                        $35,057     $28,102    $13,080    $6,910       $460

(1) Six months ended September 30, 2001 (unaudited).

(2) October 9, 1997 (commencement of sale) through March 31, 1998.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two places. If net asset values were calculated to three places, the total return differences would more closely reflect the class expense differences. The calculation on net asset values to two places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 1998.

See Notes to Financial Statements                www.americancentury.com      15

Ginnie Mae--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

                                                                       C Class
                                                                       2001(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period ................................  $10.63
                                                                     ----------
Income From Investment Operations
  Net Investment Income .............................................   0.15
  Net Realized and Unrealized Gain ..................................   0.15
                                                                     ----------
  Total From Investment Operations ..................................   0.30
                                                                     ----------
Distributions
  From Net Investment Income ........................................  (0.15)
                                                                     ----------
Net Asset Value, End of Period ......................................  $10.78
                                                                     ==========
  Total Return(2) ...................................................   2.85%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ............................................. 1.34%(3)
Ratio of Net Investment Income
  to Average Net Assets ............................................. 4.27%(3)
Portfolio Turnover Rate .............................................  58%(4)
Net Assets, End of Period
  (in thousands) ....................................................   $190

(1) June 15, 2001 (commencement of sale) through September 30, 2001 (unaudited).

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two places. If net asset values were calculated to three places, the total return differences would more closely reflect the class expense differences. The calculation on net asset values to two places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the six months ended September 30, 2001.

16      1-800-345-2021                        See Notes to Financial Statements

Share Class and Retirement Account Information
--------------------------------------------------------------------------------

SHARE CLASSES

    Three classes of shares are authorized for sale by the fund: Investor Class,
Advisor Class, and C Class.

    INVESTOR CLASS shareholders do not pay any commissions or other fees for purchase of fund shares directly from American Century. Investors who buy
Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

    ADVISOR CLASS shares are sold through banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50%
Rule 12b-1 service and distribution fee. Half of that fee is available to pay for recordkeeping and administrative services, and half is available to pay for distribution services provided by the financial intermediary through which the
Advisor Class shares are purchased. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

    C CLASS shares are sold primarily through employer-sponsored retirement plans or through institutions such as banks, broker-dealers, and insurance companies. C class shares are subject to a Rule 12b-1 service and distribution fee of 1.00% for equity funds and 0.75% for fixed-income funds. 0.25% of that fee is available to pay for individual shareholder and administrative services and the remainder is available to pay for distribution services provided by the financial intermediary through which the C Class shares are purchased. The total expense ratio of C Class shares is higher than the total expense ratio of
Investor Class shares by 1.00% for equity funds and 0.75% for fixed-income funds.

    All classes of shares represent a pro rata interest  in the fund and generally have the same rights and preferences.

RETIREMENT ACCOUNT INFORMATION

    As required by law, any distributions you receive from an IRA and certain
403(b) distributions [not eligible for rollover to an IRA or to another 403(b)
account] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid from the date of receipt at American Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income tax prior to the withdrawal.

    When you plan to withdraw, you may make your election by completing our
Exchange/Redemption form or an IRS Form W-4P. Visit our Web site
(www.americancentury.com) or call us for either form. Your written election is valid from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

    Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                                 www.americancentury.com      17

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 38 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds. Each is managed to provide a "pure play" on a specific sector of the fixed-income market.

     To ensure adherence to this principle, the basic structure of each portfolio is tied to a specific market index. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     GINNIE MAE seeks to provide a high level of current income, consistent with safety of principal, by investing primarily in mortgage-backed GNMA certificates. Fund shares are not guaranteed by the U.S. government.

COMPARATIVE INDICES

     The following index is used in the report for fund performance comparisons.
It is not an investment product available for purchase.

     The SALOMON BROTHERS 30-YEAR GNMA INDEX is a market-capitalization weighted index of 30-year GNMA single-family mortgages.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

     The Lipper category for Ginnie  Mae is:

     GNMA FUNDS -- funds that invest at least 65% of their assets in Government
National Mortgage Association (Ginnie Mae) securities.

[left margin]

INVESTMENT TEAM LEADERS
   Portfolio Manager
     CASEY COLTON

18      1-800-345-2021

Glossary
--------------------------------------------------------------------------------

RETURNS

*   TOTAL RETURN figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.

*   AVERAGE ANNUAL RETURNS illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the
"Financial Highlights" on pages 14-16.

YIELDS

*   30-DAY SEC YIELD represents net investment income earned by the fund over a
30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the 30-day period. The SEC yield should be regarded as an estimate of the fund's rate of investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

INVESTMENT TERMS

*   BASIS POINT -- one one-hundredth of a percentage point (or 0.01%). 100 basis points equal one percentage point (or 1%).

*   COUPON -- the stated interest rate of a security.

*   DURATION EXTENSION -- the lengthening of a mortgage-backed security's duration, typically because of rising interest rates. When interest rates rise sharply, higher interest rates reduce prepayments (which is good for investors), but the lower level of prepayments causes GNMA durations to extend, which makes price declines more severe.

*   PREPAYMENT -- paying off a mortgage early, often by selling or refinancing.
Prepayments occur most frequently when homeowners refinance their mortgages to take advantage of falling interest rates. Prepayments shorten the lives of mortgage portfolios and force GNMA investors to reinvest in lower-yielding mortgage pools. Therefore, when prepayment levels climb, mortgage analysts increase the prepayment assumptions used to price mortgage-backed securities. As a result, mortgage-backed security durations shorten, limiting the price gains from falling interest rates.

PORTFOLIO STATISTICS

*   NUMBER OF SECURITIES -- the number of different securities held by a fund on a given date.

*   AVERAGE DURATION -- a time-weighted average of the interest and principal payments of the securities in a portfolio. As the duration of a portfolio increases, so does the impact of a change in interest rates on the value of the portfolio.

*   AVERAGE LIFE -- a measure of the sensitivity of a mortgage-backed securities portfolio to interest rate changes. Although it is similar to weighted average maturity, average life takes into account the gradual payments of principal that occur with mortgage-backed securities. As a result, average life is a better measure of interest rate sensitivity for mortgage-backed securities.

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets.

TYPES OF SECURITIES

*   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SECURITIES (GNMAS) --
mortgage-backed securities issued by the Government National Mortgage
Association, a U.S. government agency. A GNMA is backed by a pool of fixed-rate mortgages. A GNMA is also backed by the full faith and credit of the U.S.
government as to the timely payment of interest and principal. This means GNMA investors will receive their share of interest and principal payments whether or not borrowers make their scheduled mortgage payments.

   REPURCHASE AGREEMENTS (REPOS) -- short-term debt agreements in which a fund buys a security at one price and simultaneously agrees to sell it back to  the seller at a slightly higher price on a specified date (usually within seven days).

                                                 www.americancentury.com      19

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

*   U.S. GOVERNMENT AGENCY SECURITIES -- debt securities issued by U.S.
government agencies (such as the Federal Home Loan Bank and the Federal Farm
Credit Bank). Some agency securities are backed by the full faith and credit of the U.S. government, while others are guaranteed only by the issuing agency.
Government agency securities include discount notes (maturing in one year or less) and medium-term notes, debentures and bonds (maturing in three months to
50 years).

*   U.S. TREASURY SECURITIES -- debt securities issued by the U.S. Treasury and backed by the direct "full faith and credit" pledge of the U.S.
government. Treasury securities include bills (maturing in one year or less), notes (maturing in two to 10 years), and bonds (maturing in more than 10 years).

*   U.S. TREASURY INFLATION-INDEXED SECURITIES -- debt securities issued by the
U.S. Treasury and backed by the direct "full faith and credit" pledge of the U.S. government. Inflation-indexed bonds have lower interest rates than normal Treasury bonds with similar maturities. But unlike ordinary bonds, inflation-indexed bonds' principal value is adjusted regularly for inflation based on the consumer price index. As a result, the amount of interest paid out changes with the principal adjustments.

FUND CLASSIFICATIONS

    Please be aware that the fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs.

INVESTMENT OBJECTIVE

    The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with corresponding high price-fluctuation risk.

RISK

    The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price-fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price-fluctuation risk.

*   AGGRESSIVE -- these funds generally provide high return potential with corresponding high price-fluctuation risk.

20      1-800-345-2021

[inside back cover]

AMERICAN CENTURY FUNDS

===============================================================================
GROWTH
===============================================================================

MODERATE RISK

   SPECIALTY
   Global Natural Resources

AGGRESSIVE RISK

   DOMESTIC EQUITY                 INTERNATIONAL
   Veedot(reg.sm)                  Emerging Markets
   New Opportunities               International Opportunities
   New Opportunities II            International Discovery
   Giftrust(reg.sm)                International Growth
   Vista                           Global Growth
   Heritage
   Growth                          SPECIALTY
   Ultra(reg.sm)                   Global Gold
   Select                          Technology
                                   Life Sciences

===============================================================================
GROWTH AND INCOME
===============================================================================

MODERATE RISK

   ASSET ALLOCATION                DOMESTIC EQUITY
   Balanced                        Equity Growth
   Strategic Allocation:           Equity Index
      Aggressive                   Large Cap Value
   Strategic Allocation:           Tax-Managed Value
      Moderate                     Income & Growth
   Strategic Allocation:           Value
      Conservative                 Equity Income

                                   SPECIALTY
                                   Utilities
                                   Real Estate

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value

===============================================================================
INCOME
===============================================================================

CONSERVATIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Intermediate-Term Bond          CA Intermediate-Term
   Treasury                           Tax-Free
   Ginnie Mae                      AZ Municipal Bond
   Inflation-Adjusted Treasury     FL Municipal Bond
   Limited-Term Bond               Intermediate-Term Tax-Free
   Short-Term Government           CA Limited-Term Tax-Free
   Short-Term Treasury             Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Long-Term Treasury              CA Long-Term Tax-Free
   Target 2005*                    Long-Term Tax-Free
   Bond                            CA Insured Tax-Free
   Premium Bond

AGGRESSIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Target 2030*                    CA High-Yield Municipal
   Target 2025*                    High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

===============================================================================
CAPITAL PRESERVATION
===============================================================================

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS
   Premium Capital Reserve         FL Municipal Money Market
   Prime Money Market              CA Municipal Money Market
   Premium Government Reserve      CA Tax-Free Money Market
   Government Agency               Tax-Free Money Market
      Money Market
   Capital Preservation

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income  dividends are distributed once a year in
  December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates,  however, they can offer a conservative, dependable way to invest for a specific time horizon.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

Who We Are

American Century offers investors more than 70 mutual funds spanning the investment spectrum. We currently manage $100 billion for roughly 2 million individuals, institutions and  corporations, and offer a range of services designed to make  investing easy and convenient.

For four decades, American Century has been a leader in  performance, service and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions and receive financial advice over the
Internet, we have been committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With  so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo and text logo (reg.sm)]

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.
--------------------------------------------------------------------------------
American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

0111                                 American Century Investment Services, Inc.
SH-SAN-27506                      (c)2001 American Century Services Corporation

[front cover]

AMERICAN CENTURY
Semiannual Report

[photo of rowers]

Short-Term Government

September 30, 2001                [american century logo and text logo (reg.sm)]

[inside front cover]

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS CLASSIFIED
BY OBJECTIVE AND RISK.

[Dalbar Seal]

     American   Century's   reports  to  shareholders   have  been  awarded  the
Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications  demonstrating a level of excellence in the industry.

Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers, Jr. and James E. Stowers III]
James E. Stowers, Jr., standing, with James E. Stowers III

     Tragically,  the six months ended  September 30, 2001,  opened a new era of vulnerability  and  uncertainty  for U.S.  citizens and investors.  September 11 changed  forever our perception of the world and our place in it. We pay tribute to  those  who  died  that  day,  as well as the  heroic  efforts  of  emergency personnel.

     But September 11 also brought a new sense of resolve. The terrorists sought to  devastate  America,  but our  business  community--including  your  American
Century  investment  management  team--worked  hard to keep the  U.S.  financial markets active and functioning  smoothly.  From an investment policy standpoint, nothing has changed here at American Century. Our portfolio managers continue to follow  their  time-tested  strategies,  regardless  of market,  political,  and economic conditions.

     There have been a few important  changes to the investment team's executive leadership  that we want to bring to your  attention.  Effective  July 1,  2001,
Randall  Merk,  formerly a senior vice  president and chief  investment  officer
(CIO) for American Century's fixed-income  discipline,  became president and CIO of American  Century's  investment  management  subsidiary.  He succeeded Robert
Puff, Jr., who became the  subsidiary's  chairman.  Randy is now responsible for all of American Century's investment management  functions,  including portfolio management, research, and trading.

     David  MacEwen,  a senior  vice  president  who  previously  oversaw all of
American  Century's  municipal  bond and money market  portfolios  and municipal credit  research,  assumed  Randy's  role  as CIO  for  fixed  income.  Dave  is responsible for portfolio  management and research for all of the company's bond and money market funds.

     Amid  the   current   uncertainty,   you  can  count  on  your   investment
professionals  at  American  Century to  continue  to follow the  practices  and procedures  that have been in place here for  years,  guiding  your  investments through all types of market conditions.

     As always,  we appreciate  your continued  confidence in American  Century, especially during these difficult times.

Sincerely,

[signature]                                                  [signature]
James E. Stowers, Jr.                                     James E. Stowers III
Chairman of the Board and Founder                     Co-Chairman of the Board

[right margin]

   Report Highlights ................................................. 2
   Market Perspective ................................................ 3
SHORT-TERM GOVERNMENT

FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities ................................................... 10
   Statement of Operations .......................................... 11
   Statement of Changes
      in Net Assets ................................................. 12
   Notes to Financial
      Statements .................................................... 13
   Financial Highlights ............................................. 16
OTHER INFORMATION
   Share Class and Retirement
      Account Information ........................................... 18
   Background Information
      Investment Philosophy
         and Policies ............................................... 19
      Comparative Indices ........................................... 19
      Lipper Rankings ............................................... 19
      Investment Team
         Leaders .................................................... 19
   Glossary ......................................................... 20

                                                  www.americancentury.com      1

Report Highlights
--------------------------------------------------------------------------------

MARKET PERSPECTIVE

*   Investment-grade bonds performed well during the last six months, with returns on higher-yielding government agency and mortgage-backed securities outpacing Treasurys.

*   The economy stumbled toward recession, while the unemployment rate in
    September reached the highest level since 1997.

*   Inflation declined modestly for the six months. The government's consumer price index ended September running at a 2.6% annual rate.

*   The Federal Reserve cut interest rates dramatically to try to stabilize financial markets and boost economic growth. For its part, Congress worked on big tax cuts and spending packages.

*   Government agency securities performed well, though a surge in supply limited their returns.

*   Mortgage-backed securities also put in solid returns despite a surge in home loan refinancing.

MANAGEMENT Q&A

*   Short-Term Government provided solid returns, and beat its Lipper group average for the six months and year ended September 30, 2001 (see page 4).

*   In the portfolio's mortgage slice, we held 15-year mortgages and traded down in coupon to limit our exposure to the mortgage prepayment wave.

*   In the Treasury slice, we held some Treasury inflation-indexed securities
    (TIIS) because of their attractive yields relative to traditional
    Treasurys. This trade detracted modestly from performance because TIIS lagged regular Treasurys for the six months.

*   Within the agency portion of the portfolio, we boosted performance by trading in and out of these securities as their spread--or difference in yield compared with Treasurys--changed.

*   We think interest rates and inflation could remain low in the near term.
    We'll try to position the fund to ride out that environment by looking at
    The best relative values among Treasurys, agencys, mortgages, and inflation-indexed securities.

[left margin]

                SHORT-TERM GOVERNMENT(1)
                        (TWUSX)
    TOTAL RETURNS:                  AS OF 9/30/01
       6 Months                             4.17%(2)
       1 Year                               9.50%
    30-DAY SEC YIELD:                       3.48%
    INCEPTION DATE:                      12/15/82
    NET ASSETS:                    $834.5 million(3)

(1) Investor Class.

(2) Not annualized.

(3) Includes Investor and Advisor classes.

See Total Returns on page 4.
Investment terms are defined in the Glossary on pages 20-21.

2      1-800-345-2021

Market Perspective from David MacEwen
--------------------------------------------------------------------------------
[photo of David MacEwen]
David MacEwen, chief investment officer of fixed income at American Century

OVERVIEW

     Bonds rallied  during the six months ended  September 30, 2001, as interest rates and economic growth declined.  Higher-yielding government,  corporate, and mortgage-backed  securities outperformed Treasurys (see the table at right). But that situation was reversed after  September 11, as investors  bought  Treasurys for safety and liquidity.

ECONOMY AND INFLATION

     The U.S.  economy grew at the slowest annual rate in eight years during the second quarter, and contracted during the third quarter.  Economists are calling that the beginning of a deeper recession.  The view from Main Street was equally glum--consumer confidence hit the lowest level in more than seven years.

     The  unemployment  rate closed  September at 4.9%--the  highest level since
1997.  The economy lost more jobs in September than in any month since the early
1990s,  when we were last in recession.  The  manufacturing  sector has been the hardest hit, contracting for 14 straight months.

     On the inflation front,  readings on the government's  consumer price index generally declined with economic growth, ending September with inflation running at a 2.6% annual rate.

THE FED AND INTEREST RATES

     In an attempt to keep the economy from falling into recession,  the Federal
Reserve  (the  Fed) cut  short-term  interest  rates  aggressively.  To  further stimulate the economy,  the government  passed a $1.35 trillion tax-cut package, offering tax rebates in the third  quarter.  And to calm the markets in the wake of  September  11, the Fed flooded  the  financial  system  with cash,  lowering short-term interest rates even further.

AGENCYS AND MORTGAGES  OUTDO TREASURYS

     Prior to the attacks, government agency and mortgage-backed securities were in demand for their additional yield, helping performance relative to Treasurys.
But after September 11, safety and liquidity  became more important to investors than yield, so agency and  mortgage-backed  securities lagged. Fed rate cuts and desire  for  the  safest  investments  caused  short  Treasury  yields  to  fall dramatically (see the graph at right).

     In the mortgage  market,  the lowest mortgage rates in three years caused a spike in  refinancing  activity and helped keep sales of existing  homes on pace for their second-best year ever despite the economic  slowdown.  The creation of all  those  new  home  loans  meant  a flood  of  newly  minted,  lower-yielding mortgage-backed securities.

     Supply  considerations also affected returns for agency securities.  Fannie
Mae and Freddie Mac issued debt at a rapid clip in 2001,  stepping up their bond issuance  even as the supply of Treasury  bonds  shrank.  In  particular,  heavy supply after September 11 weighed on agency performance.

[right margin]

"BONDS RALLIED DURING THE SIX MONTHS ENDED SEPTEMBER 30, 2001, AS INTEREST
RATES AND ECONOMIC GROWTH DECLINED."

BOND INDEX RETURNS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001

SALOMON BROTHERS BROAD
   INVESTMENT-GRADE INDEX             5.25%

Salomon Brothers Government Index     5.66%

Salomon Brothers Corporate Index      5.32%

Salomon Brothers Mortgage Index       5.21%

Salomon Brothers Treasury Index       5.07%

Source: Bloomberg Financial Markets
STEEPENING TREASURY YIELD CURVE

Source: Bloomberg Financial Markets

                                                  www.americancentury.com      3

Short-Term Government--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF SEPTEMBER 30, 2001

                             INVESTOR CLASS (INCEPTION 12/15/82)                     ADVISOR CLASS (INCEPTION 7/8/98)
              SHORT-TERM   SALOMON 1- TO 3-YR.   SHORT U.S. GOVERNMENT FUNDS(2)      SHORT-TERM   SALOMON 1- TO 3-YR.
              GOVERNMENT   TREAS./AGENCY INDEX   AVERAGE RETURN   FUND'S RANKING     GOVERNMENT   TREAS./AGENCY INDEX
======================================================================================================================
6 MONTHS(1) .... 4.17%           4.76%               3.98%              --              4.04%           4.76%
1 YEAR ......... 9.50%          10.59%               9.10%         27 OUT OF 65         9.22%          10.59%
======================================================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS ........ 5.60%           6.55%               5.62%         33 OUT OF 58         5.34%           6.55%
5 YEARS ........ 6.05%           6.89%               6.07%         27 OUT OF 50           --              --
10 YEARS ....... 5.50%           6.41%               5.63%         12 OUT OF 18           --              --
LIFE OF FUND ... 6.98%           8.08%(3)            7.34%(3)       2 OUT OF 2(3)       5.77%           7.01%(4)

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

(3) Since 12/31/82, the date nearest the class's inception for which data are available.

(4) Since 6/30/98, the date nearest the class's inception for which data are available.

See pages 18-20 for information about share classes, returns, the comparative index, and Lipper fund rankings.
GROWTH OF $10,000 OVER 10 YEARS

The graph at left shows the growth of a $10,000 investment in the fund over 10 years, while the graph below shows the fund's year-by-year performance. The
Salomon 1- to 3-Year Treasury/ Agency Index is provided for comparison in each graph. Short-Term Government's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. The graphs are based on Investor Class shares only;
performance for other classes will vary due to differences in fee structures
(see the Total Returns table above). Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.
ONE-YEAR RETURNS OVER 10 YEARS (PERIODS ENDED SEPTEMBER 30)

4      1-800-345-2021

Short-Term Government--Q&A
--------------------------------------------------------------------------------
[photo of Dave Schroeder]   [photo of Michael Shearer]

     An interview with Dave Schroeder and Michael Shearer, portfolio managers on the Short-Term Government fund investment team.

HOW DID THE SHORT-TERM GOVERNMENT  FUND PERFORM IN THE SIX MONTHS ENDED
SEPTEMBER 30, 2001?

     The portfolio performed well, providing shareholders  attractive yields and returns during a sharp downturn in the U.S.  economy and stock market.  The fund also did well  relative to the  competition.  According to fund  tracker  Lipper
Inc., our fund's  six-month and one-year returns for the periods ended September
30, 2001,  were better than those of the average short  government fund (see the previous page).

HOW DID YOU MANAGE TO PRODUCE  BETTER-THAN-AVERAGE RETURNS?

     We use a  value-oriented  approach to select  securities for the portfolio, looking for the best relative  yields and values in the market.  In the last six months, we felt some of the best opportunities were in agency,  mortgage-backed, and  inflation-adjusted  securities.  As a  result,  we  modestly  underweighted
Treasurys and overweighted those higher-yielding securities.

LET'S START WITH THE MORTGAGE SLICE. HOW DID YOU MANAGE THAT PORTION OF THE
FUND?

     The biggest  challenge we faced in the  mortgage  piece of the fund was the surge in refinancing activity. At the end of September,  the prevailing mortgage rate  was at  6.75%,  exposing  more  than  two-thirds  of  30-year,  fixed-rate mortgages to refinancing. Mortgage prepayments are undesirable because they mean we get our money back to reinvest at the new, lower rate.

WHAT CAN YOU DO TO TRY TO RIDE OUT A BIG PREPAYMENT WAVE?

     There  are a couple  of things  we can do.  One way to  reduce  the  fund's
sensitivity  to  mortgage   prepayments  is  to  trade  down  into  lower-coupon
mortgages,  which are less likely to be  refinanced.  So we moved down in coupon slightly,  buying  mortgages with slightly  lower rates,  while holding a modest underweight in higher-coupon mortgages.

     A second strategy is to hold 15-year mortgages, which are less likely to be refinanced  than 30-year  mortgages.  Because of the  shorter-term  maturity and focus of our fund, we naturally tend to hold more 15-year  mortgages.  That puts us in a pretty good position even during these big prepayment waves.

HOW ABOUT TREASURY SECURITIES? WHAT DID YOU DO THERE?

     We added Treasury  inflation-indexed  securities (TIIS). In particular,  we
liked  TIIS   maturing  in  2007,   which  were  the  best   performers  in  the
inflation-indexed market. We felt TIIS--whose principal values are adjusted for

[right margin]

"THE PORTFOLIO PERFORMED WELL, PROVIDING SHAREHOLDERS ATTRACTIVE YIELDS
AND RETURNS DURING A SHARP DOWNTURN IN THE U.S. ECONOMY AND STOCK MARKET."

PORTFOLIO AT A GLANCE
                           9/30/01      3/31/01
NUMBER OF SECURITIES         89           90
WEIGHTED AVERAGE
   MATURITY                2.6 YRS      2.0 YRS
AVERAGE DURATION           1.7 YRS      1.3 YRS
EXPENSE RATIO (FOR
   INVESTOR CLASS)         0.59%*        0.59%

* Annualized.

YIELDS AS OF SEPTEMBER 30, 2001
                           INVESTOR     ADVISOR
                            CLASS        CLASS
30-DAY SEC YIELD            3.48%        3.22%

Investment terms are defined in the Glossary on pages 20-21.

                                                  www.americancentury.com      5

Short-Term Government--Q&A
--------------------------------------------------------------------------------
                                                                    (Continued)

     changes in inflation--were  offering  attractive yields relative to regular
(or  "nominal")  Treasury  bonds  and  even  mortgages.  TIIS  are the best-performing  sector of the bond  market over the last three  years,  and the fund  benefited from their big yield  advantage  earlier this year. So that play has worked very well over time.

     However,  TIIS lagged nominal  Treasury bonds in the last six months.  With the stock  market  riding out one of its worst  quarters  on record and the U.S.
facing   war,   investors   piled   into  the   safest,   most   easily   traded
securities--nominal  Treasurys.  And with all the Federal Reserve rate cuts this year,  most of the action has been in short-term  securities.  So the fund would have performed even better if we hadn't  underweighted  short-term  conventional
Treasurys relative to TIIS.

HOW ABOUT THE FUND'S AGENCY SECURITIES?

     We  benefited by trading in and out of  short-term  agencys as their yields fluctuated  relative to those on Treasurys.  For example,  a flood of new agency bonds came to market in  September.  All that new agency  supply  combined  with heavy demand for Treasurys  caused the spread,  or difference in yield,  between two-year Treasurys and agencys to widen out dramatically.

     That  allowed us to add agency  securities  with  yields more than 60 basis points (a basis  point  equals  0.01%,  so 60 basis  points  equal  0.60%)  over comparable  Treasurys.  Prior to that, agencys had been trading at yields around
20 to 30 basis points over Treasurys.  We boosted  performance by adding agencys when yield spreads were wide and selling them when spreads narrowed.

WHAT'S YOUR OUTLOOK FOR INFLATION AND INTEREST RATES?

     The Fed's first  priority is to boost  economic  growth,  so we wouldn't be surprised  to see more rate cuts in the near term.  Congress  is also  trying to help the economy by approving tax cuts and big spending packages.

     On the inflation  front, we think prices are likely to trend a bit lower in the coming  months  given the weak  economic  environment.  Add it all up and it probably means continued low rates for the foreseeable future.

GIVEN THAT OUTLOOK, WHAT ARE YOUR PLANS FOR THE FUND?

     We'll  continue to try to give  shareholders  a  dependable,  high-quality, short-term investment.  To do that, we'll carefully evaluate the relative values and  yields  on  agencys  and  mortgages  compared  with  those on  nominal  and inflation-adjusted  Treasurys.  In particular,  we continue to believe that TIIS represent some of the best values in the market.  Right now,  depending on their maturity,  TIIS' yields are so attractive relative to traditional Treasurys that inflation only has to run at about 1% or more for TIIS to outperform.

ANYTHING ELSE?

     As a reminder, since August 1, 2001, we've been able to invest up to 20% of assets in high-quality bonds issued by U.S. corporations.  This change brings us more in line  with our  competition.  It also  gives us a  chance  to apply  our relative value  approach more broadly,  which we hope will lead to better yields and returns for our shareholders.

[left margin]

"WE LIKED TIIS MATURING IN 2007, WHICH WERE THE BEST PERFORMERS IN THE
INFLATION-INDEXED MARKET."

TYPES OF INVESTMENTS IN
THE PORTFOLIO
                                  AS OF SEPTEMBER 30, 2001
U.S. TREASURY SECURITIES                   38.3%
MORTGAGE-BACKED SECURITIES                 28.4%
U.S. GOVT. AGENCY SECURITIES               28.4%
OTHER                                       4.9%

[pie chart]
                                    AS OF MARCH 31, 2001
U.S. TREASURY SECURITIES                   49.1%
MORTGAGE-BACKED SECURITIES                 31.7%
U.S. GOVT. AGENCY SECURITIES               18.4%
TEMPORARY CASH INVESTMENTS                  0.8%

[pie chart]

Investment terms are defined in the Glossary on pages 20-21.

6      1-800-345-2021

Short-Term Government--Schedule of Investments
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001 (UNAUDITED)

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 38.3%
                  $61,636  U.S. Treasury Inflation Indexed
                              Notes, 3.375%, 1/15/07                    $ 63,427
                    2,000  U.S. Treasury Notes, 6.125%,
                              12/31/01                                     2,018
                   95,000  U.S. Treasury Notes, 6.625%,
                              4/1/02(1)                                   96,967
                   40,000  U.S. Treasury Notes, 5.75%,
                              4/30/03                                     41,894
                   36,500  U.S. Treasury Notes, 5.75%,
                              8/15/03                                     38,448
                   26,000  U.S. Treasury Notes, 4.75%,
                              2/15/04                                     27,051
                   42,000  U.S. Treasury Notes, 6.00%,
                              8/15/04                                     45,132
                                                                        --------
TOTAL U.S. TREASURY SECURITIES                                           314,937
                                                                        --------
   (Cost $306,611)

U.S. GOVERNMENT AGENCY SECURITIES -- 28.4%
                   26,000  FHLB, 6.25%, 11/15/02                          27,056
                   30,000  FHLB, 4.50%, 7/7/03                            30,752
                   50,000  FHLB, 4.125%, 8/15/03                          50,927
                   76,000  FNMA, 5.75%, 4/15/03                           79,279
                   44,000  FNMA, 4.75%, 3/15/04                           45,417
                                                                        --------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                               233,431
                                                                        --------
   (Cost $227,243)

FIXED-RATE MORTGAGE-BACKED SECURITIES(2) -- 19.1%

FHLMC -- 14.4%
                   24,000  FHLMC, 6.00%, settlement date
                              10/18/01(3)                                 24,435
                   16,000  FHLMC, 7.50%, settlement date
                              10/18/01(3)                                 16,730
                    5,944  FHLMC Pool #E00523, 6.50%,
                              12/1/12                                      6,174
                   13,667  FHLMC Pool #E00535, 6.00%,
                              2/1/13                                      14,037
                    5,032  FHLMC Pool #E64136, 6.50%,
                              5/1/11                                       5,235
                    1,451  FHLMC Pool #E79039, 7.00%,
                              12/1/14                                      1,513
                   24,788  FHLMC Pool #E84718, 6.50%,
                              7/1/16                                      25,598
                    2,877  FHLMC Pool #G10439, 6.50%,
                              1/1/11                                       2,998
                   17,710  FHLMC Pool #G11055, 6.00%,
                              10/1/15                                     18,144
                    3,194  FHLMC Pool #G40164, 6.50%,
                              11/1/02                                      3,265
                                                                        --------
                                                                         118,129
                                                                        --------

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------
FNMA -- 4.7%
                 $  4,083  FNMA Pool #252566, 6.00%,
                              7/1/14                                    $  4,177
                   21,998  FNMA Pool #313958, 6.50%,
                              1/1/13                                      22,831
                    1,674  FNMA Pool #433206, 6.00%,
                              6/1/13                                       1,717
                    9,914  FNMA Pool #576487, 5.50%,
                              4/1/16                                       9,939
                                                                        --------
                                                                          38,664
                                                                        --------
GNMA(4)
                      225  GNMA Pool #001291, 9.50%,
                              11/20/19                                       249
                      108  GNMA Pool #001565, 5.50%,
                              1/20/09                                        110
                       37  GNMA Pool #199973, 9.00%,
                              12/20/16                                        40
                      161  GNMA Pool #220128, 9.00%,
                              8/20/17                                        176
                       85  GNMA Pool #220134, 9.50%,
                              8/20/17                                         94
                                                                        --------
                                                                             669
                                                                        --------
TOTAL FIXED-RATE MORTGAGE-BACKED
SECURITIES                                                               157,462
                                                                        --------
   (Cost $152,143)

COLLATERALIZED MORTGAGE OBLIGATIONS(2) -- 7.0%

FHLMC -- 0.2%
                    2,021  FHLMC REMIC, Series 1558,
                              Class A, 6.00%, 5/15/22                      2,044
                                                                        --------
FNMA -- 0.9%
                    2,507  FNMA REMIC, Series 1992-140,
                              Class ZA, 9.00%, 11/25/06                    2,523
                    3,467  FNMA REMIC, Series 1993-233,
                              Class J, 6.00%, 6/25/08                      3,506
                    1,293  FNMA REMIC, Series 1996-64,
                              Class PB, 6.50%, 1/18/19                     1,295
                                                                        --------
                                                                           7,324
                                                                        --------
GNMA -- 2.4%
                      857  GNMA REMIC, Series 1996-15,
                              Class J SEQ, 7.00%, 1/16/07                    866
                      307  GNMA REMIC, Series 1996-15,
                              Class K SEQ, 7.00%, 9/16/06                    308
                   18,078  GNMA REMIC, Series 1999-28,
                              Class VA, 6.50%, 1/20/07                    18,297
                                                                        --------
                                                                          19,471
                                                                        --------
PRIVATE LABEL -- 3.5%
                       63  Dean Witter CMO Trust I, Class A
                              Floater, 5.44%, 10/20/01,
                              resets quarterly off the 3-month
                              LIBOR plus 0.50% with
                              no caps(5)                                      63

See Notes to Financial Statements                 www.americancentury.com      7

Short-Term Government--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
SEPTEMBER 30, 2001 (UNAUDITED)

Principal Amount                 ($ in Thousands)                         Value
--------------------------------------------------------------------------------

                  $14,861  First Union National Bank
                              Commercial Mortgage, Series
                              2001 C3, Class A1 SEQ,
                              5.20%, 8/15/23                            $ 15,186
                   12,893  Nationslink Funding Corp., Series
                              1998-2, Class A2 SEQ,
                              6.48%, 8/20/30                              13,663
                                                                        --------
                                                                          28,912
                                                                        --------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS                                                               57,751
                                                                        --------
   (Cost $56,873)

ASSET-BACKED SECURITIES(2) -- 3.6%
                   20,000  FNMA Whole Loan, Series
                              2001 W2, Class AS2 SEQ,
                              5.26%, 8/25/30                              20,492
                    9,003  Option One Mortgage Securities
                              Corp. Non-Improvement Trust,
                              Series 2001-3, Class CTFS,
                              9.66%, 9/25/31 (Acquired
                              8/16/01, Cost $8,472)(6)                     8,981
                                                                        --------
TOTAL ASSET-BACKED SECURITIES                                             29,473
                                                                        --------
   (Cost $29,386)

ADJUSTABLE-RATE MORTGAGE-BACKED
SECURITIES(2) -- 2.3%

FHLMC - 0.3%
                      309  FHLMC Pool #390263, 6.25%,
                              1/1/21                                         315
                      204  FHLMC Pool #606095, 7.16%,
                              11/1/18                                        207
                       31  FHLMC Pool #635104, 6.97%,
                              8/1/18                                          32
                    1,190  FHLMC Pool #755188, 7.34%,
                              9/1/20                                       1,239
                       51  FHLMC Pool #775473, 7.73%,
                              6/1/21                                          52
                      347  FHLMC Pool #876559, 7.78%,
                              3/1/24                                         366
                                                                        --------
                                                                           2,211
                                                                        --------
FNMA -- 2.0%
                      360  FNMA Pool #013786, 7.40%,
                              8/1/18                                         377
                      181  FNMA Pool #020155, 7.49%,
                              8/1/14                                         189
                      155  FNMA Pool #025432, 6.50%,
                              4/1/16                                         158
                      126  FNMA Pool #036922, 6.25%,
                              8/1/16                                         129
                      155  FNMA Pool #061392, 7.85%,
                              7/1/17                                         157
                      859  FNMA Pool #061401, 8.24%,
                              5/1/17                                         877

Principal Amount                 ($ in Thousands)                         Value
--------------------------------------------------------------------------------

                $      56  FNMA Pool #062835, 7.21%,
                              1/1/27                                    $     58
                       65  FNMA Pool #062836, 7.14%,
                              4/1/26                                          67
                      173  FNMA Pool #064708, 7.25%,
                              2/1/18                                         182
                      632  FNMA Pool #066415, 7.63%,
                              7/1/17                                         639
                      506  FNMA Pool #070030, 7.21%,
                              2/1/18                                         516
                      107  FNMA Pool #070184, 7.78%,
                              1/1/27                                         107
                      158  FNMA Pool #070186, 7.23%,
                              6/1/18                                         161
                      516  FNMA Pool #070595, 7.09%,
                              1/1/20                                         534
                      171  FNMA Pool #070716, 6.67%,
                              1/1/29                                         175
                      204  FNMA Pool #105843, 7.48%,
                              1/1/17                                         211
                       71  FNMA Pool #116473, 6.01%,
                              12/1/18                                         73
                      195  FNMA Pool #129482, 6.47%,
                              8/1/21                                         200
                    1,502  FNMA Pool #142402, 7.33%,
                              9/1/19                                       1,531
                      474  FNMA Pool #145556, 7.75%,
                              1/1/22                                         486
                       94  FNMA Pool #162880, 6.45%,
                              5/1/18                                          96
                      624  FNMA Pool #163993, 6.96%,
                              5/1/22                                         640
                      303  FNMA Pool #169868, 7.40%,
                              6/1/22                                         314
                      272  FNMA Pool #190647, 7.04%,
                              8/1/23                                         280
                       66  FNMA Pool #220498, 6.625%,
                              6/1/23                                          69
                       68  FNMA Pool #222649, 6.66%,
                              7/1/23                                          71
                      343  FNMA Pool #244477, 6.99%,
                              8/1/19                                         352
                      778  FNMA Pool #303336, 6.96%,
                              8/1/23                                         799
                       41  FNMA Pool #318767, 7.84%,
                              10/1/25                                         43
                    6,182  FNMA Pool #328192, 7.96%,
                              5/1/25                                       6,406
                       93  FNMA Pool #328733, 7.71%,
                              1/1/23                                          95
                      142  FNMA Pool #334441, 6.81%,
                              5/1/22                                         146
                      242  FNMA Pool #336479, 7.49%,
                              3/1/21                                         249
                                                                        --------
                                                                          16,387
                                                                        --------

8      1-800-345-2021                          See Notes to Financial Statements

Short-Term Government--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
SEPTEMBER 30, 2001 (UNAUDITED)

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------
GNMA(4)
                $      93  GNMA Pool #008230, 6.375%,
                              5/20/17                                   $     95
                      211  GNMA Pool #008763, 6.875%,
                              2/20/21                                        218
                      117  GNMA Pool #008872, 8.125%,
                              11/20/21                                       122
                        5  GNMA Pool #008902, 6.375%,
                              1/20/22                                          5
                      181  GNMA Pool #008964, 8.25%,
                              8/20/26                                        189
                                                                        --------
                                                                             629
                                                                        --------
TOTAL ADJUSTABLE-RATE
MORTGAGE-BACKED SECURITIES                                                19,227
                                                                        --------
   (Cost $19,212)

CORPORATE BONDS -- 1.2%
                   10,000  Tyson Foods Inc., 6.625%,
                              10/1/04 (Acquired 9/27/01,
                              Cost $10,034)(6)                            10,110
                                                                        --------
   (Cost $10,034)

TEMPORARY CASH INVESTMENTS -- 0.1%
                      700  FHLB Discount Notes, 3.15%,
                              10/1/01(7)                                     700
                                                                        --------
   (Cost $700)

TOTAL INVESTMENT SECURITIES -- 100.0%                                   $823,091
                                                                        ========
   (Cost $802,202)

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

(1) Security, or a portion thereof, has been segregated at the custodian bank for forward commitments.

(2) Final maturity indicated. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(3) Forward commitment.

(4) Category is less than 0.05% of total investment securities.

(5) Interest reset date is indicated. Rate shown is effective September 30,
    2001.

(6) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2001, was $19,091
    (in thousands) which represented 2.3% of net assets.

(7) Rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements                 www.americancentury.com      9

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

This statement breaks down the fund's ASSETS (such as  securities, cash, and other receivables) and LIABILITIES (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results  in the fund's NET
ASSETS. For each class of shares, the net assets divided by shares outstanding is the share price, or NET ASSET VALUE PER SHARE. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

SEPTEMBER 30, 2001 (UNAUDITED)

ASSETS                                   (In Thousands Except Per-Share Amounts)
Investment securities, at value (identified
  cost of $802,202) (Note 3) ....................................... $823,091
Receivable for investments sold ....................................   66,255
Receivable for capital shares sold .................................        8
Interest receivable ................................................   10,821
                                                                   ------------
                                                                      900,175
                                                                   ------------

LIABILITIES
Disbursements in excess
  of demand deposit cash ...........................................       176
Payable for investments purchased ..................................    64,939
Accrued management fees (Note 2) ...................................       395
Distribution fees payable (Note 2) .................................         1
Service fees payable (Note 2) ......................................         1
Dividends payable ..................................................       130
Payable for trustees' fees
  and expenses (Note 2) ............................................         1
                                                                   ------------
                                                                        65,643
                                                                   ------------

Net Assets .........................................................  $834,532
                                                                   ============

NET ASSETS CONSIST OF:
Capital paid in ..................................................... $901,100
Accumulated net realized loss
  on investment transactions ........................................ (87,457)
Net unrealized appreciation
  on investments (Note 3) ...........................................   20,889
                                                                   ------------
                                                                      $834,532
                                                                   ============

Investor Class, ($ and shares in full)
Net assets ....................................................... $827,307,499
Shares outstanding ...............................................   86,062,766
Net asset value per share ........................................        $9.61

Advisor Class, ($ and shares in full)
Net assets .......................................................   $7,224,946
Shares outstanding ...............................................      751,591
Net asset value per share ........................................        $9.61

10      1-800-345-2021                         See Notes to Financial Statements

Statement of Operations
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed during the reporting period as a result of the fund's  operations. In other words, it shows how much money  the fund made or lost as a result of interest income, fees and expenses, and investment gains or losses.

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)

INVESTMENT INCOME                                                 (In Thousands)
Income:
Interest ..........................................................   $23,558
                                                                   ------------

Expenses (Note 2):
Management fees ...................................................     2,371

                                                                   ------------
                                                                        2,396
                                                                   ------------

Net investment income .............................................    21,162
                                                                   ------------

REALIZED AND UNREALIZED GAIN (NOTE 3)
Net realized gain on
  investment transactions .........................................     7,817
Change in net unrealized
  appreciation on investments .....................................     4,549
                                                                   ------------

Net realized and unrealized gain ..................................    12,366
                                                                   ------------

Net Increase in Net Assets
  Resulting from Operations .......................................   $33,528
                                                                   ============

See Notes to Financial Statements                www.americancentury.com      11

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed over the past two reporting periods. It details how much  a fund grew or shrank as a result of operations (as detailed on the previous page for the most recent period), income and capital gain distributions, and shareholder investments and redemptions.

SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED) AND YEAR ENDED MARCH 31, 2001

Increase in Net Assets                           SEPT. 30, 2001   MARCH 31, 2001

OPERATIONS                                                (In Thousands)
Net investment income ..........................      $  21,162       $  44,837
Net realized gain ..............................          7,817           2,415
Change in net unrealized appreciation ..........          4,549          20,765
                                                      ---------       ---------
Net increase in net assets
  resulting from operations ....................         33,528          68,017
                                                      ---------       ---------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
  Investor Class ...............................        (21,021)        (44,683)
  Advisor Class ................................           (141)           (154)
                                                      ---------       ---------
Decrease in net assets
  from distributions ...........................        (21,162)        (44,837)
                                                      ---------       ---------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Net increase in net assets
  from capital share transactions ..............         20,114          16,048
                                                      ---------       ---------

Net increase in net assets .....................         32,480          39,228

NET ASSETS
Beginning of period ............................        802,052         762,824
                                                      ---------       ---------
End of period ..................................      $ 834,532       $ 802,052
                                                      =========       =========

12      1-800-345-2021                         See Notes to Financial Statements

Notes to Financial Statements
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001 (UNAUDITED)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company.  Short-Term Government Fund (the fund)
is one of the funds in a series issued by the trust. The fund is diversified under the 1940 Act. The investment objective of the fund is to provide investors with a high level of current income, consistent with stability of principal. The fund intends to pursue this objective by investing in securities of the U.S.
government and its agencies. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of America. These policies may require the use of estimates by fund management.

    MULTIPLE CLASS -- The fund is authorized to issue the following classes of shares: the Investor Class and the Advisor Class.  The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of  the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

    SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund maintains segregated accounts consisting of cash or liquid securities in an amount sufficient to meet the purchase price.

    REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

    JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S.
Treasury or Agency obligations.

    INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and distributed monthly. Distributions from net realized gains in excess of available capital loss carryovers are expected to be declared and paid annually.

    The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

    As of March 31, 2001, the fund had accumulated net realized capital loss carryovers, for federal income tax purposes, of $94,983,851 (expiring in 2002 through 2009), which may be used to offset future taxable gains.

    The fund has elected to treat $264,198 of net capital losses incurred in the five month period ended March 31, 2001, as having been incurred in the following fiscal year for federal income tax purposes.

                                                 www.americancentury.com      13

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)
SEPTEMBER 30, 2001 (UNAUDITED)

2.  FEES AND TRANSACTIONS WITH RELATED PARTIES

    MANAGEMENT FEES -- The trust has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of the trustees who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly. It consists of an Investment Category
Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.2425% to
0.3600% and the rates for the Complex Fee (Investor Class) range from 0.2900% to
0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. For the six month period ended September 30, 2001, the effective annual
Investor Class management fee was 0.59%.

    DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted the
Advisor Class Master Distribution and Shareholder Services Plan (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the fund will pay
American Century Investment Services, Inc. (ACIS) an annual distribution fee equal  to 0.25% and service fee equal to 0.25%. The fees are computed daily and paid monthly based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred in connection with distributing shares of the
Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred by the fund under the plan during the six month period ended September 30, 2001, are detailed in the Statement of Operations.

    RELATED PARTIES -- The fund has a bank line of credit agreement with J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in American Century
Companies, Inc. (ACC). See Note 5 for information on the bank line of credit.

    Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of ACC, the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century Services Corporation.

3.  INVESTMENT TRANSACTIONS

    Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2001, totaled $489,377,473, of which
$420,630,144 represented U.S. Treasury and Agency obligations. Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2001, totaled $409,248,469, of which $408,362,832 represented U.S. Treasury and Agency obligations.

    On September 30, 2001, accumulated net unrealized appreciation was
$20,863,187, based on the aggregate cost of investments for federal income tax purposes of $802,227,925, which consisted of unrealized appreciation of
$21,074,794 and unrealized depreciation of $211,607.

14      1-800-345-2021

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)
SEPTEMBER 30, 2001 (UNAUDITED)

4.  CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the fund were as follows (unlimited number of
Shares authorized):

                                                      SHARES          AMOUNT
INVESTOR CLASS                                             (In Thousands)
Six months ended
  September 30, 2001
Sold ...........................................          8,664       $  82,215
Issued in reinvestment of distributions ........          2,091          19,848
Redeemed .......................................         (8,936)        (84,753)
                                                      ---------       ---------
Net increase ...................................          1,819       $  17,310
                                                      =========       =========

Year ended March 31, 2001
Sold ...........................................         25,106       $ 232,902
Issued in reinvestment of distributions ........          4,544          42,239
Redeemed .......................................        (28,381)       (262,844)
                                                      ---------       ---------
Net increase ...................................          1,269       $  12,297
                                                      =========       =========

ADVISOR CLASS ..................................            (In Thousands)
Six months ended
  September 30, 2001
Sold ...........................................          2,352       $  22,277
Issued in reinvestment of distributions ........             13             123
Redeemed .......................................         (2,071)        (19,596)
                                                      ---------       ---------
Net increase ...................................            294       $   2,804
                                                      =========       =========

Year ended March 31, 2001
Sold ...........................................          2,433       $  22,835
Issued in reinvestment of distributions ........             15             139
Redeemed .......................................         (2,041)        (19,223)
                                                      ---------       ---------
Net increase ...................................            407       $   3,751
                                                      =========       =========

5.  BANK LOANS

    The fund, along with certain other funds managed by ACIM, has an unsecured
$520,000,000 bank line of credit agreement with JPM. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended September 30, 2001.

6.  SUBSEQUENT EVENTS

    On March 6, 2001, the Board of Directors of Limited-Term Bond, a fund in a series issued by American Century Mutual Funds, Inc., approved a plan of reorganization (the reorganization) pursuant to which Short-Term Government will acquire all of the assets of Limited-Term Bond in exchange for shares of equal value of Short-Term Government and the assumption by Short-Term Government of all liabilities of the acquired fund. Short-Term Government will be the surviving fund for purposes of maintaining the financial statements and performance history in the  post-reorganization. The reorganization must be approved by a majority of shareholders of the acquired fund. A special meeting of shareholders will be held on November 16, 2001, to vote on the reorganization. If approved, the reorganization is expected to be effective on
December 3, 2001.

                                                 www.americancentury.com      15

Short-Term Government--Financial Highlights
--------------------------------------------------------------------------------

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the share class is not five years old). It also includes several key statistics for each reporting period, including TOTAL RETURN, INCOME RATIO (net investment income as a percentage of average net assets), EXPENSE RATIO
(operating expenses as a percentage of average net assets), and PORTFOLIO
TURNOVER (a gauge of the fund's trading activity).

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

                                                                      Investor Class
                                         2001(1)     2001       2000       1999      1998(2)     1997       1996
PER-SHARE DATA
Net Asset Value,
  Beginning of Period .................   $9.47      $9.19      $9.47      $9.46      $9.49      $9.47      $9.51
                                        --------   --------   --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ...............   0.25       0.54       0.52       0.49       0.21       0.52       0.51
  Net Realized and Unrealized
  Gain (Loss) .........................   0.14       0.28      (0.28)      0.01      (0.03)      0.02      (0.04)
                                        --------   --------   --------   --------   --------   --------   --------
  Total From Investment Operations ....   0.39       0.82       0.24       0.50       0.18       0.54       0.47
                                        --------   --------   --------   --------   --------   --------   --------
Distributions
  From Net Investment Income ..........  (0.25)     (0.54)     (0.52)     (0.49)     (0.21)     (0.52)     (0.51)
                                        --------   --------   --------   --------   --------   --------   --------
Net Asset Value, End of Period ........   $9.61      $9.47      $9.19      $9.47      $9.46      $9.49      $9.47
                                        ========   ========   ========   ========   ========   ========   ========
  Total Return(3) .....................   4.17%      9.25%      2.51%      5.39%      1.95%      5.86%      5.09%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ............... 0.59%(4)     0.59%      0.59%      0.59%    0.59%(4)     0.68%      0.70%
Ratio of Net Investment Income
  to Average Net Assets ............... 5.22%(4)     5.87%      5.48%      5.15%    5.43%(4)     5.53%      5.39%
Portfolio Turnover Rate ...............    55%        92%       323%       196%        54%       293%       246%
Net Assets, End of Period
  (in thousands) ...................... $827,307   $797,718   $762,363   $832,344   $808,464   $519,332   $349,772

(1) Six months ended September 30, 2001 (unaudited).

(2) The fund's fiscal year end was changed from October 31 to March 31 resulting in a five month reporting period. For years prior to 1998, the fund's fiscal year was October 31.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

16      1-800-345-2021                        See Notes to Financial Statements

Short-Term Government--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

                                                     Advisor Class
                                        2001(1)     2001       2000      1999(2)
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ...............    $9.47      $9.19      $9.47      $9.49
                                       --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income .............     0.24       0.52       0.49       0.33
  Net Realized and Unrealized
  Gain (Loss) .......................     0.14       0.28      (0.28)     (0.02)
                                       --------   --------   --------   --------
  Total From Investment Operations ..     0.38       0.80       0.21       0.31
                                       --------   --------   --------   --------
Distributions
  From Net Investment Income ........    (0.24)     (0.52)     (0.49)     (0.33)
                                       --------   --------   --------   --------
Net Asset Value, End of Period ......     $9.61      $9.47      $9.19      $9.47
                                       ========   ========   ========   ========
  Total Return(3) ...................     4.04%      8.98%      2.26%      3.37%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets .............   0.84%(4)      0.84%     0.84%   0.84%(4)
Ratio of Net Investment Income
  to Average Net Assets .............   4.97%(4)      5.62%     5.23%   4.77%(4)
Portfolio Turnover Rate .............        55%        92%      323%    196%(5)
Net Assets, End of Period
  (in thousands) .....................    $7,225     $4,334      $461       $94

(1) Six months ended September 30, 2001 (unaudited).

(2) July 8, 1998 (commencement of sale) through March 31, 1999.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 1999.

See Notes to Financial Statements                www.americancentury.com      17

Share Class and Retirement Account Information
--------------------------------------------------------------------------------

SHARE CLASSES

    Two classes of shares are authorized for sale by the fund: Investor Class and Advisor Class.

    INVESTOR CLASS shareholders do not pay any commissions or other fees for purchase of fund shares directly from American Century. Investors who buy
Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

    ADVISOR CLASS shares are sold through banks, broker-dealers, insurance companies and financial advisors. Advisor Class shares are subject to a 0.50%
Rule 12b-1 service and distribution fee. Half of that fee is available to pay for recordkeeping and administrative services, and half is available to pay for distribution services provided by the financial intermediary through which the
Advisor Class shares are purchased. The total expense ratio of the Advisor Class shares is 0.25% higher than the total expense ratio of the Investor Class shares.

    Both classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

RETIREMENT ACCOUNT INFORMATION

    As required by law, any distributions you receive from an IRA and certain
403(b) distributions [not eligible for rollover to an IRA or to another 403(b)
account] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid from the date of receipt at American Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income tax prior to the withdrawal.

    When you plan to withdraw, you may make your election by completing our
Exchange/Redemption form or an IRS Form W-4P. Visit our Web site
(www.americancentury.com) or call us for either form. Your written election is valid from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

    Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

18      1-800-345-2021

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 38 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds. Each is managed to provide a "pure play" on a specific sector of the fixed-income market.

     To ensure adherence to this principle, the basic structure of each portfolio is tied to a specific market index. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     SHORT-TERM GOVERNMENT seeks current income by investing in U.S. government and agency securities, and by investing up to 20% of its total assets in investment-grade debt securities of U.S. companies. The fund maintains a weighted average maturity of three years or less. Fund shares are not guaranteed by the U.S. government.

COMPARATIVE INDICES

     The following index is used in the report for fund performance comparisons.
It is not an investment product available for purchase.

     The SALOMON BROTHERS 1- TO 3-YEAR TREASURY/AGENCY INDEX is based on the price fluctuations of U.S. Treasury and government agency notes with maturities of 1-3 years.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

     The funds in Lipper's SHORT U.S. GOVERNMENT FUNDS category invest at least
65% of assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, with dollar-weighted average maturities of less than three years.

[right margin]

INVESTMENT TEAM LEADERS
   Portfolio Managers
       DAVE SCHROEDER
       MICHAEL SHEARER

                                                 www.americancentury.com      19

Glossary
--------------------------------------------------------------------------------

RETURNS

*   TOTAL RETURN figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.

*   AVERAGE ANNUAL RETURNS illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the
"Financial Highlights" on pages 16-17.

YIELDS

*   30-DAY SEC YIELD represents net investment income earned by the fund over a
30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the 30-day period. The SEC yield should be regarded as an estimate of the fund's rate of investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

PORTFOLIO STATISTICS

*   NUMBER OF SECURITIES -- the number of different securities held by the fund on a given date.

*   WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the greater the portfolio's interest rate sensitivity.

*   AVERAGE DURATION -- another measure of the sensitivity of a fixed-income portfolio to interest rate changes. Duration is a time-weighted average of the interest and principal payments of the securities in a portfolio. As the duration of the portfolio increases, so does the impact of a change in interest rates on the value of the portfolio.

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See
Note 2 in the Notes to Financial Statements.)

INVESTMENT TERMS

*   BASIS POINT -- one one-hundredth of a percentage point (or 0.01%). 100 basis points equal one percentage point (or 1%). Basis points are used to clearly describe interest rate changes. For example, if a news report indicates that interest rates rose by 1%, does that mean 1% of the previous rate or one percentage point? It is more accurate to state that interest rates rose by 100 basis points.

*   COUPON -- the stated interest rate of a security.

*   YIELD CURVE --  a graphic representation of the relationship between maturity and yield for fixed-income securities. Yield curve graphs plot lengthening maturities along the horizontal axis and rising yields along the vertical axis. Most "normal" yield curves start in the lower left corner of the graph and rise to the upper right corner, indicating that yields rise as maturities lengthen. This upward sloping yield curve illustrates a normal risk/return relationship--more return (yield) for more risk (a longer maturity). Conversely, a "flat" yield curve provides little or no extra return for taking on more risk.

SECURITY TYPES

*   COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) --a generic mortgage derivative.
Mortgage derivatives are usually securities created (derived) from a pool of mortgages or mortgage-backed securities. Whereas a typical mortgage-backed security is an ownership interest in a complete mortgage pool, a derivative is usually an interest in just one part of a pool.

*   MORTGAGE-BACKED SECURITIES -- debt securities that represent ownership in pools of mortgage loans. Most mortgage-backed securities are structured as
"pass-throughs"--the monthly payments of principal and interest on the mortgages in the pool are collected by the bank that is servicing the mortgages and are "passed through" to investors. While the payments of principal and interest are considered secure (many are backed by government agency guarantees), the cash flow is less certain than in other fixed-income investments. Mortgages that are paid off early reduce future interest payments from the pool.

20      1-800-345-2021

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

*   U.S. GOVERNMENT AGENCY SECURITIES --  debt securities issued by U.S.
government agencies (such as the Federal Home Loan Bank and the Federal Farm
Credit Bank). Some agency securities are backed by the full faith and credit of the U.S. government, while others are guaranteed only by the issuing agency.
Government agency securities include discount notes (maturing in one year or less) and medium-term notes, debentures, and bonds (maturing in three months to
50 years).

*   U.S. TREASURY INFLATION-INDEXED SECURITIES -- debt securities issued by the
U.S. Treasury and backed by the direct "full faith and credit" pledge of the U.S. government. Inflation-indexed bonds have lower interest rates than normal Treasury bonds with similar maturities. But unlike ordinary bonds, inflation-indexed bonds' principal value is adjusted regularly for inflation based on the consumer price index. As a result, the amount of interest paid out changes with the principal adjustments.

*   U.S. TREASURY SECURITIES --  debt securities issued by the U.S. Treasury and backed by the direct "full faith and credit" pledge of the U.S.
government. Treasury securities include bills (maturing in one year or less), notes (maturing in two to 10 years), and bonds (maturing in more than 10 years).

FUND CLASSIFICATIONS

    Please be aware that the fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs.

INVESTMENT OBJECTIVE

    The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with corresponding high price-fluctuation risk.

RISK

    The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price-fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price-fluctuation risk.

*   AGGRESSIVE -- these funds generally provide high return potential with corresponding high price-fluctuation risk.

                                                 www.americancentury.com      21

Notes
--------------------------------------------------------------------------------

22      1-800-345-2021

Notes
--------------------------------------------------------------------------------

                                                 www.americancentury.com      23

Notes
--------------------------------------------------------------------------------

24      1-800-345-2021

[inside back cover]

AMERICAN CENTURY FUNDS

===============================================================================
GROWTH
===============================================================================

MODERATE RISK

   SPECIALTY
   Global Natural Resources

AGGRESSIVE RISK

   DOMESTIC EQUITY                 INTERNATIONAL
   Veedot(reg.sm)                  Emerging Markets
   New Opportunities               International Opportunities
   New Opportunities II            International Discovery
   Giftrust(reg.sm)                International Growth
   Vista                           Global Growth
   Heritage
   Growth                          SPECIALTY
   Ultra(reg.sm)                   Global Gold
   Select                          Technology
                                   Life Sciences

===============================================================================
GROWTH AND INCOME
===============================================================================

MODERATE RISK

   ASSET ALLOCATION                DOMESTIC EQUITY
   Balanced                        Equity Growth
   Strategic Allocation:           Equity Index
      Aggressive                   Large Cap Value
   Strategic Allocation:           Tax-Managed Value
      Moderate                     Income & Growth
   Strategic Allocation:           Value
      Conservative                 Equity Income

                                   SPECIALTY
                                   Utilities
                                   Real Estate

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value

===============================================================================
INCOME
===============================================================================

CONSERVATIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Intermediate-Term Bond          CA Intermediate-Term
   Treasury                           Tax-Free
   Ginnie Mae                      AZ Municipal Bond
   Inflation-Adjusted Treasury     FL Municipal Bond
   Limited-Term Bond               Intermediate-Term Tax-Free
   Short-Term Government           CA Limited-Term Tax-Free
   Short-Term Treasury             Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Long-Term Treasury              CA Long-Term Tax-Free
   Target 2005*                    Long-Term Tax-Free
   Bond                            CA Insured Tax-Free
   Premium Bond

AGGRESSIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Target 2030*                    CA High-Yield Municipal
   Target 2025*                    High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

===============================================================================
CAPITAL PRESERVATION
===============================================================================

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS
   Premium Capital Reserve         FL Municipal Money Market
   Prime Money Market              CA Municipal Money Market
   Premium Government Reserve      CA Tax-Free Money Market
   Government Agency               Tax-Free Money Market
      Money Market
   Capital Preservation

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income  dividends are distributed once a year in
  December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates,  however, they can offer a conservative, dependable way to invest for a specific time horizon.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

Who We Are

American Century offers investors more than 70 mutual funds spanning the investment spectrum. We currently manage $100 billion for roughly 2 million individuals, institutions and  corporations, and offer a range of services designed to make  investing easy and convenient.

For four decades, American Century has been a leader in  performance, service and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions and receive financial advice over the
Internet, we have been committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With  so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo and text logo (reg.sm)]

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.
--------------------------------------------------------------------------------
American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

0111                                 American Century Investment Services, Inc.
SH-SAN-27504                      (c)2001 American Century Services Corporation

[front cover]

AMERICAN CENTURY
Semiannual Report

[photo of rowers]

Short-Term Treasury
Treasury
Long-Term Treasury

September 30, 2001                [american century logo and text logo (reg.sm)]

[inside front cover]

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS CLASSIFIED
BY OBJECTIVE AND RISK.

[Dalbar Seal]

     American   Century's  reports  to  shareholders  have  been  awarded  the
Communications Seal from Dalbar Inc., an independent financial services research firm.  The Seal recognizes communications demonstrating a level of excellence in the industry.

Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers, Jr. and James E. Stowers III]
James E. Stowers, Jr., standing, with James E. Stowers III

     Tragically,  the six months ended  September 30, 2001,  opened a new era of vulnerability  and  uncertainty  for U.S.  citizens and investors.  September 11 changed  forever our perception of the world and our place in it. We pay tribute to  those  who  died  that  day,  as well as the  heroic  efforts  of  emergency personnel.

     But September 11 also brought a new sense of resolve. The terrorists sought to  devastate  America,  but our  business  community--including  your  American
Century  investment  management  team--worked  hard to keep the  U.S.  financial markets active and functioning  smoothly.  From an investment policy standpoint, nothing has changed here at American Century. Our portfolio managers continue to follow  their  time-tested  strategies,  regardless  of market,  political,  and economic conditions.

     There have been a few important  changes to the investment team's executive leadership  that we want to bring to your  attention.  Effective  July 1,  2001,
Randall  Merk,  formerly a senior vice  president and chief  investment  officer
(CIO) for American Century's fixed-income  discipline,  became president and CIO of American  Century's  investment  management  subsidiary.  He succeeded Robert
Puff, Jr., who became the  subsidiary's  chairman.  Randy is now responsible for all of American Century's investment management  functions,  including portfolio management, research, and trading.

     David  MacEwen,  a senior  vice  president  who  previously  oversaw all of
American  Century's  municipal  bond and money market  portfolios  and municipal credit  research,  assumed  Randy's  role  as CIO  for  fixed  income.  Dave  is responsible for portfolio  management and research for all of the company's bond and money market funds.

     Amid  the   current   uncertainty,   you  can  count  on  your   investment
professionals  at  American  Century to  continue  to follow the  practices  and procedures  that have been in place here for  years,  guiding  your  investments through all types of market conditions.

     As always,  we appreciate  your continued  confidence in American  Century, especially during these difficult times.

Sincerely,

[signature]                                                   [signature]
James E. Stowers, Jr.                                     James E. Stowers III
Chairman of the Board and Founder                     Co-Chairman of the Board

[right margin]

   Report Highlights .................................................... 2
   Market Perspective ................................................... 3
SHORT-TERM TREASURY

TREASURY

LONG-TERM TREASURY

FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities ...................................................... 16
   Statement of Operations ............................................. 17
   Statement of Changes
      in Net Assets .................................................... 18
   Notes to Financial
      Statements ....................................................... 19
   Financial Highlights ................................................ 23
OTHER INFORMATION
   Share Class and Retirement
      Account Information .............................................. 29
   Background Information
      Investment Philosophy
         and Policies .................................................. 30
      Comparative Indices .............................................. 30
      Lipper Rankings .................................................. 30
      Investment Team
         Leaders ....................................................... 30
   Glossary ............................................................ 31

                                                  www.americancentury.com      1

Report Highlights
--------------------------------------------------------------------------------

MARKET PERSPECTIVE

*   After a rocky start, the six months ended September 30, 2001, turned out to be financially rewarding for most U.S. bond investors.

*   Total returns for the two- to 30-year Treasury benchmarks ranged from about
    3-6%, with the peak returns posted by intermediate-term notes.

*   The Federal Reserve (the Fed) cut short-term interest rates eight times--
    totaling 3.5 percentage points--in just nine months. But it probably wasn't enough to prevent a recession.

*   High demand and the prospect of further Fed interest rate cuts helped drive down short-term Treasury yields, resulting in a significantly steeper
    Treasury yield curve.

SHORT-TERM TREASURY

*   The fund almost exactly matched the average return of its "peer group." Short-term Treasury securities generally outperformed stocks and cash instruments (see page 4).

*   Nearly matching the peer group's average return was a notable achievement.
    We generally keep duration short of the peer group average, so Short-Term
    Treasury tends to underperform its peers when the market rallies.

*   The Fed cut its short-term interest rate target by two percentage points during the six-month period, which pushed short-term Treasury yields lower and their prices higher.

*   Shareholders recently approved a merger with American Century Treasury, effective December 3, 2001, in which Treasury will be the surviving fund.
    Treasury focuses on intermediate-term notes in the three- to 10-year range.

TREASURY

*   Treasury outperformed the average return of its "peer group" (see page 8).

*   We think our duration and sector-allocation strategies enhanced performance.
    We also have lower expenses on average than our  peer group.

*   We kept Treasury's duration slightly long, at five years. The longer duration gave the fund some additional octane at an opportune time.

*   Short-Term Treasury will merge into Treasury effective December 3, 2001, which should boost assets and consolidate investment resources.

LONG-TERM TREASURY

*   We managed Long-Term Treasury to be a pure play on the long end of the
    Treasury market, and its performance was consistent with that strategy.

*   The "peer group" included funds with much shorter maturities. So it's no surprise that the average return  of the peer group was higher than the fund's return (see page 12).

*   We sought to add value by using Treasury inflation-indexed securities (TIIS)
    and taking advantage of changes in the shape of the Treasury yield curve.

*   Effective December 3, 2001, we will widen the fund's investment scope to include all U.S. government securities of all maturities, and the fund will be renamed "American Century Government Bond."

[left margin]

                     SHORT-TERM TREASURY(1)
                             (BSTAX)
    TOTAL RETURNS:                          AS OF 9/30/01
       6 Months                                     4.14%(2)
       1 Year                                       9.56%
    30-DAY SEC YIELD:                               2.73%
    INCEPTION DATE:                                9/8/92
    NET ASSETS:                            $125.5 million(3)

                           TREASURY(1)
                             (CPTNX)
    TOTAL RETURNS:                          AS OF 9/30/01
       6 Months                                     5.15%(2)
       1 Year                                      13.70%
    30-DAY SEC YIELD:                               3.76%
    INCEPTION DATE:                               5/16/80
    NET ASSETS:                            $434.0 million(3)

                      LONG-TERM TREASURY(1)
                             (BLAGX)
    TOTAL RETURNS:                          AS OF 9/30/01
       6 Months                                     4.91%(2)
       1 Year                                      13.21%
    30-DAY SEC YIELD:                               4.73%
    INCEPTION DATE:                                9/8/92
    NET ASSETS:                            $129.8 million(3)

(1) Investor Class.

(2) Not annualized.

(3) Includes Investor and Advisor classes.

See Total Returns on pages 4, 8, and 12.
Investment terms are defined in the Glossary on pages 31-32.

2      1-800-345-2021

Market Perspective from David MacEwen
--------------------------------------------------------------------------------
[photo of David MacEwen]
David MacEwen, chief investment officer of fixed income at American Century

PERFORMANCE OVERVIEW FOR  TREASURY NOTES AND BONDS

     After a rocky start, the six months ended September 30, 2001, turned out to be financially  rewarding for most U.S. bond  investors.  Stocks and the economy showed signs of reviving last spring, but conditions  deteriorated  unexpectedly over the summer. This was followed,  tragically,  by the worst terrorist attacks ever experienced on U.S. soil and a sharp economic downturn.

     Treasury securities  generally performed well as economic uncertainty grew, interest rates fell, and investors became more  conservative.  Total returns for the two- to 30-year  Treasury  benchmarks  ranged from about 3-6%, with the peak returns  posted  by  intermediate-term  notes  (see the Index  Returns  table at right).  By comparison,  the U.S. stock market,  represented by the S&P 500, lost almost 10% of its value.

FED FORCED TO REDUCE  INTEREST RATES

     Responding to a sharp  deceleration in the U.S. economy at the end of 2000, the  Federal  Reserve  (the  Fed) had  already  cut  short-term  interest  rates aggressively three times by April 2001 to prevent a recession. A surprise fourth rate cut in April,  followed by a fifth in May,  encouraged the stock market and forced  bond  prices to  retreat.  The  federal  government  also  attempted  to stimulate the economy, passing a 10-year, $1.35 trillion tax-cut package.

     But economic weakness  persisted,  unemployment  crept higher, and optimism about a quick economic  rebound faded.  By August 31, the Fed had cut short-term interest  rates  seven  times  totaling  three  percentage  points in just eight months, the central bank's most aggressive rate reduction since the early 1980s.

DISASTER, AND A DRAMATICALLY STEEPER YIELD CURVE

     Entering  September,  economic  conditions  were weak, but there were still pockets of resiliency.  Then disaster struck. The terrorist attacks on September
11 most likely  pushed the economy  into  recession.  The Fed and other  central banks cut interests rates again and flooded the markets with  liquidity.  At the same time, the U.S. government worked to enact big spending programs and further tax cuts.  But those efforts  probably  weren't  enough to offset the shutdowns, reduced spending, layoffs, and enormous costs resulting from that fateful day.

     In the markets, September 11 and its aftermath triggered a flight to safety by investors.  Treasury  securities were among the biggest  beneficiaries.  High demand and the  prospect of further  Fed  interest  rate cuts helped  drive down short-term Treasury yields,  resulting in a significantly steeper Treasury yield curve than at the beginning of the period (see the graph at right).

[right margin]

"THE SIX MONTHS ENDED SEPTEMBER 30, 2001, TURNED OUT TO BE FINANCIALLY
REWARDING FOR MOST U.S. BOND INVESTORS."

TREASURY INDEX RETURNS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001

SALOMON BROTHERS 1- TO 3-YEAR
   TREASURY INDEX                     4.59%

SALOMON BROTHERS 3- TO 10-YEAR
   TREASURY INDEX                     5.68%

SALOMON BROTHERS LONG-TERM
   TREASURY INDEX                     4.90%

Source: Russell/Mellon Analytical Services and Bloomberg Financial Markets
STEEPENING TREASURY YIELD CURVE

Source: Bloomberg Financial Markets

                                                 www.americancentury.com      3

Short-Term Treasury--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF SEPTEMBER 30, 2001

                            INVESTOR CLASS (INCEPTION 9/8/92)                     ADVISOR CLASS (INCEPTION 10/6/97)
             SHORT-TERM   SALOMON 1- TO 3-YR.     SHORT U.S. TREASURY FUNDS(2)     SHORT-TERM   SALOMON 1- TO 3-YR.
              TREASURY      TREASURY INDEX      AVERAGE RETURN   FUND'S RANKING     TREASURY      TREASURY INDEX
===================================================================================================================
6 MONTHS(1) ... 4.14%          4.59%               4.15%               --             4.01%          4.59%
1 YEAR ........ 9.56%         10.40%               9.73%          11 OUT OF 23        9.29%         10.40%
===================================================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS ....... 5.72%          6.42%               5.60%           9 OUT OF 21        5.46%          6.42%
5 YEARS ....... 6.18%          6.82%               6.22%           9 OUT OF 17          --             --
LIFE OF FUND .. 5.36%          6.03%(3)            5.51%(4)        4 OUT OF 7(4)      5.84%          6.81%(5)

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

(3) Index data since 8/31/92, the date nearest the class's inception for which data are available.

(4) Since 9/30/92, the date nearest the class's inception for which data are available.

(5) Index data since 9/30/97, the date nearest the class's inception for which data are available.

See pages 29-31 for information about share classes, returns, the comparative index, and Lipper fund rankings.
GROWTH OF $10,000 OVER LIFE OF FUND

The graph at left shows the growth of a $10,000 investment over the life of the fund, while the graph below shows the fund's year-by-year performance. The
Salomon 1- to 3-Year Treasury Index is provided for comparison in each graph.
Short-Term Treasury's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total return of the index does not. The graphs are based on Investor Class shares only; performance for other classes will vary due to differences in fee structures (see the Total Returns table above). Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.
ONE-YEAR RETURNS OVER LIFE OF FUND (PERIODS ENDED SEPTEMBER 30)

* Fund data from 9/8/92, the class's inception date. Index data from 8/31/92, the date nearest the class's inception for which data are available.

4      1-800-345-2021

Short-Term Treasury--Q&A
--------------------------------------------------------------------------------
[photo of Jeremy Fletcher]

     An interview with Jeremy  Fletcher,  a portfolio  manager on the Short-Term
Treasury fund investment team.

HOW DID SHORT-TERM TREASURY PERFORM DURING THE SIX MONTHS ENDED SEPTEMBER 30,
2001?

     The fund returned  4.14%,  almost  matching the 4.15% average return of its
"peer  group"  (24 "Short U.S.  Treasury  Funds"  tracked by
Lipper  Inc.).*  Relative  to other  investment  vehicles,  short-term  Treasury securities generally outperformed stocks and cash instruments.

WHY DID SHORT-TERM TREASURY SECURITIES PERFORM SO WELL?

     The Federal  Reserve (the Fed) cut its  short-term  interest rate target by two  percentage  points  during  the  period,  continuing  what's  been the most aggressive  rate-cutting  campaign since Alan Greenspan  began his tenure as Fed chairman  in 1987.  Shifts in the Fed's  interest  rate  policy tend to have the greatest  impact on  short-term  bonds.  All the Fed's  work  pushed  short-term
Treasury yields lower and their prices higher.

     In that environment, the yield on the two-year Treasury note hit its lowest point since the 1950s. To put that into  perspective,  the last time yields were this low, Baby Boomers were preparing for kindergarten, not retirement.

     Also, the September  terrorist attacks rocked the financial  markets.  That sent investors looking for safety, and short-term Treasurys are considered among the safest  investments in the world. The  "flight-to-quality"  buying further  intensified the Treasury rally,  boosting the Short-Term Treasury fund.
Reflecting this increased demand,  the fund's total assets nearly doubled during the period.

HOW DID YOU MANAGE THE FUND IN THAT ENVIRONMENT?

     With all the  uncertainty,  we kept the portfolio's  duration about neutral
(close to the  duration of the  two-year  Treasury  note,  which was 1.8 years).
Duration  measures price  sensitivity to changes in interest rates. For example, our  duration  was about 1.7 years at the end of  September,  meaning the fund's share price could lose  approximately  1.7% if interest  rates  increased by one percentage  point, or gain about 1.7% if rates fell by one percentage point. The short duration made the fund's share price relatively stable, even when interest rates changed rapidly.

     The fund's duration was also shorter than the peer group's, so the fund was slightly  more  conservative.  We tend to keep  Short-Term  Treasury's  duration shorter than the peer  group's and as a result,  the fund tends to lag its peers when bonds rally and rates fall (as they did during the period),  and outperform the peer group when bonds swoon and rates rise.

WHAT KINDS OF TRADES DID YOU MAKE IN  THE PORTFOLIO?

     We're  content to hit  singles  and  doubles  rather  than take the risk of striking out on a homerun swing, so we made some very modest adjustments to the

     * All fund returns and yields referenced in this interview are for Investor
Class shares.

[right margin]

"THE LAST TIME YIELDS WERE THIS LOW, BABY BOOMERS WERE PREPARING FOR
KINDERGARTEN, NOT RETIREMENT."

PORTFOLIO AT A GLANCE
                            9/30/01      3/31/01
NUMBER OF SECURITIES          15           20
WEIGHTED AVERAGE
   MATURITY                 1.8 YRS      1.8 YRS
AVERAGE DURATION            1.7 YRS      1.6 YRS
EXPENSE RATIO (FOR
   INVESTOR CLASS)          0.51%*        0.51%

* Annualized.

YIELDS AS OF SEPTEMBER 30, 2001
                            INVESTOR      ADVISOR
                             CLASS         CLASS
30-DAY SEC YIELD             2.73%         2.49%

Investment terms are defined in the Glossary on pages 31-32.

                                                  www.americancentury.com      5

Short-Term Treasury--Q&A
--------------------------------------------------------------------------------
                                                                    (Continued)

     fund. For example,  we slightly  favored the three-year  Treasury note over the two-year note,  which helped  because the  three-year  posted a higher total return. This type of low-risk trade helped enhance returns for shareholders.

     We also  did  our  homework  on  different  securities  to  find  the  best opportunities  for all the new cash we received.  We boosted the fund's yield by adding  agency  securities  when they  offered  significantly  more  yield  than comparable Treasurys. We also held TIIS (Treasury inflation-indexed  securities)
from time to time, but sold them when the near-term inflation outlook improved.

WHAT DO YOU SEE AHEAD?

     While we were  preparing  this  report  in  October,  the Fed  lowered  its interest rate target by another half point to 2.5% (a 40-year low).  The outlook for  inflation  is  relatively  tame,  which has allowed the Fed to cut rates so drastically.

     We think the Fed may lower  interest  rates  another time or two later this year to stimulate the weakening economy. That's also what the market seems to be anticipating, so current bond prices already reflect those expectations.

     There's  already a lot of  economic  stimulus in the  pipeline--rate  cuts, record  mortgage  refinancing  activity,  and  multi-billion  dollar  government spending packages.  The bond market will watch the economy closely to see if all of that stimulus causes a swift economic  rebound sometime next year. Of course, international  events and weakness in corporate profits, and slower consumer and business spending could continue to drag on the economy.

HOW WILL YOU MANAGE THE FUND IN THAT ENVIRONMENT?

     We'll  continue to monitor  the fund and the economy as the story  unfolds.
You can also  expect  us to adhere  closely  to our  conservative,  value-driven process.  For example,  we'll  probably take profits in our agency  position and move the proceeds back into comparable-maturity Treasurys.

WHAT'S THE LATEST NEWS ON THE PROPOSED MERGER WITH AMERICAN CENTURY TREASURY
FUND?

     Shareholders  recently  approved the merger with American Century Treasury, which will be the surviving fund. Treasury focuses on intermediate-term notes in the three- to 10-year range. Assets transferred to that fund will still have the same investment management team, which will be able to concentrate its resources and have one less fund to focus  on.  For  current  shareholders  in  Short-Term
Treasury,  the merger into  Treasury  should mean higher  yields and more return potential over time.

     Of  course,  higher  return  potential  also  brings  more risk  potential.
Treasury's  duration at the end of  September  was five years.  That means a one percentage  point change in interest rates could cause Treasury's share price to move  up or  down  approximately  5%,  almost  three  times  more  than  that of
Short-Term Treasury.  But some of that additional  volatility would be cushioned by the additional  yield Treasury is likely to earn by investing  further out in the maturity spectrum.

[left margin]

"SHAREHOLDERS RECENTLY APPROVED THE MERGER WITH AMERICAN CENTURY
TREASURY."

TYPES OF INVESTMENTS IN
THE PORTFOLIO
                                AS OF SEPTEMBER 30, 2001
TREASURY NOTES                           90.8%
AGENCY NOTES                              9.2%

[pie chart]
                                  AS OF MARCH 31, 2001
TREASURY NOTES AND BONDS                 82.2%
AGENCY NOTES                             15.0%
TEMPORARY CASH INVESTMENTS                2.8%

[pie chart]

Investment terms are defined in the Glossary on pages 31-32.

6      1-800-345-2021

Short-Term Treasury--Schedule of Investments
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 90.8%
             $  7,000,000  U.S. Treasury Bonds, 10.75%,
                              5/15/03                               $  7,890,043
                9,500,000  U.S. Treasury Notes, 6.50%,
                              2/28/02                                  9,661,481
               10,000,000  U.S. Treasury Notes, 6.625%,
                              5/31/02                                 10,276,110
                7,000,000  U.S. Treasury Notes, 5.625%,
                              11/30/02                                 7,244,818
                9,000,000  U.S. Treasury Notes, 4.25%,
                              3/31/03                                  9,208,215
               10,000,000  U.S. Treasury Notes, 4.00%,
                              4/30/03                                 10,201,980
               11,000,000  U.S. Treasury Notes, 4.25%,
                              5/31/03                                 11,274,318
               12,000,000  U.S. Treasury Notes, 5.375%,
                              6/30/03                                 12,535,418
                5,500,000  U.S. Treasury Notes, 5.25%,
                              8/15/03                                  5,744,442
                8,500,000  U.S. Treasury Notes, 7.25%,
                              8/15/04                                  9,423,381
                6,000,000  U.S. Treasury Notes, 7.50%,
                              2/15/05                                  6,759,378
               11,000,000  U.S. Treasury Notes, 6.75%,
                              5/15/05                                 12,162,316
                                                                    ------------
TOTAL U.S. TREASURY SECURITIES                                       112,381,900
                                                                    ------------
   (Cost $110,636,541)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES -- 9.2%
             $  1,500,000  FHLB, 6.00%, 11/15/01                    $  1,506,443
                6,000,000  FHLB, 5.00%, 2/28/03                        6,185,393
                3,500,000  FHLB, 5.125%, 9/15/03                       3,630,526
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                            11,322,362
                                                                    ------------
   (Cost $11,071,020)

TOTAL INVESTMENT SECURITIES -- 100.0%                               $123,704,262
                                                                    ============
   (Cost $121,707,561)

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

See Notes to Financial Statements                 www.americancentury.com      7

Treasury--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF SEPTEMBER 30, 2001

                             INVESTOR CLASS (INCEPTION 5/16/80)                      ADVISOR CLASS (INCEPTION 10/9/97)
                          SALOMON 3- TO 10-    INTERMEDIATE U.S. TREASURY FUNDS(2)                SALOMON 3- TO 10-
              TREASURY   YEAR TREASURY INDEX     AVERAGE RETURN   FUND'S RANKING      TREASURY   YEAR TREASURY INDEX
======================================================================================================================
6 MONTHS(1) ... 5.15%           5.68%                4.65%             --               5.02%          5.68%
1 YEAR ........13.70%          14.50%               13.17%         6 OUT OF 20         13.42%         14.50%
======================================================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS ....... 5.87%           6.41%                6.98%        11 OUT OF 17          5.61%          6.41%
5 YEARS ....... 7.65%           8.30%                7.13%         2 OUT OF 8             --             --
10 YEARS ...... 6.99%           7.54%                6.96%         3 OUT OF 4             --             --
LIFE OF FUND .. 8.57%           9.52%(3)             8.60%(3)      1 OUT OF 1(3)        7.23%          8.18%(4)

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

(3) Since 5/31/80, the date nearest the class's inception for which data are available.

(4) Index data since 9/30/97, the date nearest the class's inception for which data are available.

See pages 29-31 for information about share classes, returns, the comparative index, and Lipper fund rankings.
GROWTH OF $10,000 OVER 10 YEARS

The graph at left shows the growth of a $10,000 investment in the fund over 10 years, while the graph below shows the fund's year-by-year performance. The
Salomon 3- to 10-Year Treasury Index is provided for comparison in each graph.
Treasury's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. The graphs are based on Investor Class shares only; performance for other classes will vary due to differences in fee structures (see the Total
Returns table above). Past performance does not guarantee future results.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.
ONE-YEAR RETURNS OVER 10 YEARS (PERIODS ENDED SEPTEMBER 30)

8      1-800-345-2021

Treasury--Q&A
--------------------------------------------------------------------------------
[photo of Bob Gahagan]

     An interview with Bob Gahagan, a portfolio manager on the Treasury fund investment team.

HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED SEPTEMBER 30, 2001?

     Treasury  returned  5.15%,  outperforming  the 4.65% average  return of its
"peer group" (21 "Intermediate U.S. Treasury Funds"  tracked by Lipper  Inc.).*  All of the  fund's  positive  return  came in the last three months of the period, as the bond market's  expectations for the economy shifted from recovery to recession,  boosting demand for the relative safety of Treasury securities.

WHY DID THE TREASURY FUND PERFORM SO WELL COMPARED WITH ITS PEER GROUP?

     We  think  our   duration   and   sector-allocation   strategies   enhanced
performance.  We also have lower  expenses on average  than our peer group.  All else being equal,  lower  expenses  mean higher yields and total returns for our shareholders.

LET'S START WITH THE FUND'S DURATION.  WHAT DID YOU DO THERE?

     We kept Treasury's  duration (price sensitivity to interest rates) slightly long, at five years. By comparison,  the duration of the five-year Treasury note is about four years.  Duration of five years  effectively  means that the fund's share price will rise or fall about 5% for every one percentage  point change in interest rates.

     During  the  period,  the  Federal  Reserve  (the Fed)  continued  its most aggressive  rate-cutting  campaign  since Alan  Greenspan took the helm in 1987.
That  made it a time  when you  wanted  to have  interest  rate  sensitivity  to maximize price  appreciation.  The longer duration gave the fund some additional octane at an opportune time.

YOU ALSO MENTIONED THAT SECTOR ALLOCATION HELPED. COULD YOU ELABORATE ON THAT?

     We traded in and out of  government  agency  bonds at favorable  times.  We added to the fund's government agency holdings when the yield difference between agencys and Treasurys  widened,  making the yield  advantage of holding  agencys more attractive.  As other investors  followed suit, the yield advantage offered by agencys narrowed considerably.  At that point, we shifted our agency position back into Treasurys. Those trades added value for our shareholders.

     We also held some Treasury inflation-indexed securities (TIIS). TIIS change in value with the  consumer  price index,  which was running  fairly high in the second quarter of 2001. Those  securities  helped boost the fund's return at the beginning of the period.

COULD YOU DESCRIBE THE MARKET ENVIRONMENT BEFORE AND AFTER SEPTEMBER'S  TRAGIC
EVENTS?

     Before the  September 11 terrorist  attacks,  economic  growth seemed to be bottoming,  and  there  were  signs  of a  budding  recovery.  The  pace  of the manufacturing sector's contraction was slowing, jobless claims were leveling

* All fund returns and yields referenced in this interview are for Investor
  Class shares.

[right margin]

"WE THINK OUR DURATION AND SECTOR-ALLOCATION STRATEGIES ENHANCED
PERFORMANCE."

PORTFOLIO AT A GLANCE
                           9/30/01      3/31/01
NUMBER OF SECURITIES         23           20
WEIGHTED AVERAGE
   MATURITY                6.5 YRS      6.2 YRS
AVERAGE DURATION           5.0 YRS      5.0 YRS
EXPENSE RATIO (FOR
   INVESTOR CLASS)         0.51%*        0.51%

* Annualized.

YIELDS AS OF SEPTEMBER 30, 2001
                           INVESTOR      ADVISOR
                             CLASS        CLASS
30-DAY SEC YIELD             3.76%        3.50%

Investment terms are defined in the Glossary on pages 31-32.

                                                  www.americancentury.com      9

Treasury--Q&A
--------------------------------------------------------------------------------
                                                                    (Continued)

off, and inventories were being reduced. In that type of recovery environment, the yield curve often "flattens," meaning the yield difference between short- and long-term Treasury securities narrows.

     We had  positioned  the  portfolio to benefit from that type of yield curve movement. However, the markets braced for recession in the wake of the September
11  attacks.  The  Fed  cut  rates  immediately  and  investors  rushed  to safe investments,  boosting demand for short-term Treasurys.  That drove the yield on the  two-year  Treasury  down  to its  lowest  level  since  the  1950s,  and we repositioned the portfolio accordingly.

     Meanwhile, intermediate- and long-term Treasurys didn't benefit as much, as investors worried that government spending and Fed rate cuts would cause a brisk and  possibly  inflationary  recovery  sometime  next  year.  As a  result,  the difference  in yield  between two- and 10-year  Treasurys  was the biggest since
1992.

LOOKING AHEAD, WHAT'S IN STORE FOR THE ECONOMY AND TREASURY SECURITIES?

     This is an extremely  difficult  time to make  clear-cut  judgements  about where the U.S. economy is going.  There's a lot of economic  stimulus already in the pipeline--rate cuts, record mortgage refinancing activity, and multi-billion dollar  government  spending  packages.  The bond  market will watch the economy closely to see if all of that stimulus causes a swift economic  rebound sometime next year.  On the other  hand,  international  events,  weakness  in  corporate profits, and slower consumer and business spending could continue to drag on the economy.

     With all the  uncertainty,  we'll  probably keep  duration  pretty close to neutral  (between  four and five years) until a clear  direction for the economy emerges.  We think our  disciplined  value  approach  will serve us well in this environment,  as the modest adjustments we tend to make don't expose the fund to excess risk.

PLEASE EXPLAIN THE PROSPECTUS SUPPLEMENT INCLUDED IN THIS REPORT--ARE YOU
CHANGING THE FUND?

     The fund could  change  slightly,  but in good  ways--it  should  have more assets and more  consolidated  investment  resources after December 3, 2001. The purpose  of  this  latest  supplement  is to  inform  you and  investors  in the
Short-Term  Treasury  fund that the two funds will be merged  into the  Treasury fund effective December 3. (Short-Term Treasury  shareholders had to approve the proposed merger by proxy vote.)

     Treasury  will be the  surviving  fund,  and will be a primary focus of the team that was managing both Short-Term Treasury and Treasury.  We'll continue to
invest  the  majority  of  the  fund's  assets  in  intermediate-term   Treasury
securities because  historically that's been the best maturity range in terms of risk-adjusted  return. But, due to the investment  flexibility that you approved earlier this year, we'll continue to look for the best relative values,  yields, and appreciation potential throughout the Treasury market.

[left margin]

"THIS IS AN EXTREMELY DIFFICULT TIME TO MAKE CLEAR-CUT JUDGEMENTS ABOUT
WHERE THE U.S. ECONOMY IS GOING."

TYPES OF INVESTMENTS IN
THE PORTFOLIO

                                AS OF SEPTEMBER 30, 2001
TREASURY NOTES AND BONDS                 87.9%
AGENCY NOTES                             10.6%
OTHER                                     1.5%

[pie chart]
                                  AS OF MARCH 31, 2001
TREASURY NOTES AND BONDS                 95.6%
AGENCY NOTES                              3.6%
TEMPORARY CASH INVESTMENTS                0.8%

[pie chart]

Investment terms are defined in the Glossary on pages 31-32.

10      1-800-345-2021

Treasury--Schedule of Investments
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 87.9%
              $25,000,000  U.S. Treasury Bonds, 11.25%,
                              2/15/15                               $ 39,835,950
               15,302,100  U.S. Treasury Inflation Indexed
                              Bonds, 3.50%, 1/15/11                   15,742,051
                8,600,000  U.S. Treasury Notes, 6.00%,
                              8/15/04                                  9,241,311
               36,400,000  U.S. Treasury Notes, 7.50%,
                              2/15/05                                 41,006,894
               39,800,000  U.S. Treasury Notes, 6.50%,
                              8/15/05                                 43,876,395
                5,800,000  U.S. Treasury Notes, 5.875%,
                              11/15/05                                 6,276,464
               13,700,000  U.S. Treasury Notes, 4.625%,
                              5/15/06                                 14,188,076
               13,200,000  U.S. Treasury Notes, 6.875%,
                              5/15/06                                 14,871,146
               17,000,000  U.S. Treasury Notes, 7.00%,
                              7/15/06                                 19,262,462
                7,000,000  U.S. Treasury Notes, 6.50%,
                              10/15/06                                 7,797,895
                5,500,000  U.S. Treasury Notes, 6.25%,
                              2/15/07                                  6,083,303
               36,000,000  U.S. Treasury Notes, 6.125%,
                              8/15/07                                 39,673,152
               20,000,000  U.S. Treasury Notes, 5.50%,
                              2/15/08                                 21,412,520
                5,700,000  U.S. Treasury Notes, 5.625%,
                              5/15/08                                  6,131,953
               17,300,000  U.S. Treasury Notes, 4.75%,
                              11/15/08                                17,702,779
               32,600,000  U.S. Treasury Notes, 5.50%,
                              5/15/09                                 34,834,893

Principal Amount                                                        Value
--------------------------------------------------------------------------------

              $22,000,000  U.S. Treasury Notes, 6.00%,
                              8/15/09                               $ 24,200,880
               13,500,000  U.S. Treasury Notes, 5.75%,
                              8/15/10                                 14,630,639
                9,000,000  U.S. Treasury Notes, 5.375%,
                              2/15/31                                  8,946,567
                                                                    ------------
TOTAL U.S. TREASURY SECURITIES                                       385,715,330
                                                                    ------------
   (Cost $363,603,972)

U.S. GOVERNMENT AGENCY SECURITIES -- 10.6%
               15,000,000  FHLB, 4.875%, 4/16/04                      15,530,400
               10,000,000  FHLB, 4.75%, 6/28/04                       10,311,720
               20,000,000  FNMA, 4.75%, 11/14/03                      20,618,160
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                            46,460,280
                                                                    ------------
   (Cost $45,285,960)

TEMPORARY CASH INVESTMENTS -- 1.5%
                6,600,000  FHLB Discount Notes, 3.15%,
                              10/1/01(1)                               6,600,000
                                                                    ------------
   (Cost $6,600,000)

TOTAL INVESTMENT SECURITIES -- 100.0%                               $438,775,610
                                                                    ============
   (Cost $415,489,932)

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

FNMA = Federal National Mortgage Association

(1) Rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements                www.americancentury.com      11

Long-Term Treasury--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF SEPTEMBER 30, 2001

                               INVESTOR CLASS (INCEPTION 9/8/92)                ADVISOR CLASS (INCEPTION 1/12/98)
              LONG-TERM   SALOMON LONG-TERM    GENERAL U.S. TREASURY FUNDS(2)     LONG-TERM   SALOMON LONG-TERM
              TREASURY      TREASURY INDEX    AVERAGE RETURN   FUND'S RANKING     TREASURY      TREASURY INDEX
=================================================================================================================
6 MONTHS(1) ... 4.91%           4.90%            5.28%              --              4.78%           4.90%
1 YEAR ....... 13.21%          14.03%           12.97%          5 OUT OF 16        12.93%          14.03%
=================================================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS ....... 4.69%           4.95%            4.42%          5 OUT OF 15         4.43%           4.95%
5 YEARS ....... 9.41%           9.83%            8.01%          2 OUT OF 13           --              --
LIFE OF FUND .. 8.17%           9.03%(3)         7.42%(4)       2 OUT OF 9(4)       6.31%           7.79%(5)

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

(3) Index data since 8/31/92, the date nearest the class's inception for which data are available.

(4) Since 9/30/92, the date nearest the class's inception for which data are available.

(5) Index data since 12/31/97, the date nearest the class's inception for which data are available.

See pages 29-31 for information about share classes, returns, the comparative index, and Lipper fund rankings.
GROWTH OF $10,000 OVER LIFE OF FUND

The graph at left shows the growth of a $10,000 investment over the life of the fund, while the graph below shows the fund's year-by-year performance. The
Salomon Long-Term Treasury Index is provided for comparison in each graph.
Long-Term Treasury's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total return of the index does not. The graphs are based on Investor Class shares only; performance for other classes will vary due to differences in fee structures (see the Total Returns table above). Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.
ONE-YEAR RETURNS OVER LIFE OF FUND (PERIODS ENDED SEPTEMBER 30)

* Fund data from 9/8/92, the class's inception date. Index data from 8/31/92, the date nearest the class's inception for which data are available.

12      1-800-345-2021

Long-Term Treasury--Q&A
--------------------------------------------------------------------------------
[photo of Dave Schroeder]

     An interview with Dave Schroeder, a portfolio manager on the Long-Term
Treasury fund investment team.

HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED SEPTEMBER 30, 2001?

     We  managed  Long-Term  Treasury  to be a pure  play on the long end of the
Treasury market, and its performance was consistent with that strategy. The fund returned 4.91%,  compared with 4.90% for the Salomon Brothers Long-Term Treasury
Index.*

     Intermediate-term  Treasurys outperformed long-term Treasurys (see page 3), which affected  comparative fund return data.  Long-Term  Treasury's  "peer group" (17 "General U.S. Treasury Funds"  tracked by Lipper Inc.)
included  funds  with much  shorter  maturities.  So it's no  surprise  that the average return of the peer group--5.28%--was higher than the fund's return.

     At  the  beginning  of  the  period,  the  Federal  Reserve's  (the  Fed's)
aggressive  interest rate cuts fanned inflation fears,  dampening long-term bond prices  more than  those of  shorter-term  securities.  Then,  at the end of the period,  anticipation of increased  government  spending to pay for September 11 and war-related  expenses  raised the specter of increased bond issuance.  That, combined with the Treasury's  temporary  suspension of its bond buyback  program after the attacks, kept a lid on bond prices and prevented yields from falling.

WHAT HAPPENED TO THE FUND'S YIELD?

     It fell during the full  six-month  period,  as you'd expect when  interest rates are falling,  but it remained  competitive with the peer group average. As of September 30, 2001, Long-Term Treasury's 30-day SEC yield was 4.73%. That was lower than its 5.05%  yield on March 31,  2001,  but still  higher than the peer group's 4.15% average yield on September 30.

     One of the advantages of having a longer weighted average maturity than the peer group is that we  consistently  have a higher  yield.  Lower  expenses also help. As of September  30, 2001,  Long-Term  Treasury's  expense ratio was 0.51%
annualized,  compared with the peer group's 0.82% average. All else being equal, lower expenses mean higher yields and returns for shareholders.

WHAT ELSE AFFECTED FUND PERFORMANCE?

     Two factors: investing in Treasury inflation-indexed securities (TIIS) when yields  favored  them over  conventional  Treasury  bonds,  and buying  Treasury zero-coupon bonds  (STRIPS--defined  on page 32) to take advantage of changes in the shape of the Treasury  yield curve.  Both factors were notable  because they affected performance and they illustrate how we actively manage the portfolio.

     We typically invest in TIIS when we think real (after-inflation)  yields on
TIIS are  attractive  compared with those of  conventional  Treasury  bonds with similar  maturities.  That was the case in late March,  when 2029  maturity TIIS yielded 3.47% compared with 5.44% for a 2029 T-bond.  Given our expectation that
CPI inflation  would be 2.5% to 3%, that made the expected  return on TIIS about
6% to 6.5%, significantly higher than the 5.44% 2029 T-bond yield.

* All fund returns and yields referenced in this interview are for Investor
  Class shares.

[right margin]

"WE MANAGED LONG-TERM TREASURY TO BE A PURE PLAY ON THE LONG END OF THE
TREASURY MARKET, AND ITS PERFORMANCE WAS CONSISTENT WITH THAT STRATEGY."

PORTFOLIO AT A GLANCE
                            9/30/01       3/31/01
NUMBER OF SECURITIES           9             9
WEIGHTED AVERAGE
   MATURITY                18.7 YRS      18.8 YRS
AVERAGE DURATION           11.1 YRS      10.6 YRS
EXPENSE RATIO (FOR
   INVESTOR CLASS)          0.51%*         0.51%

* Annualized.

YIELDS AS OF SEPTEMBER 30, 2001
                           INVESTOR       ADVISOR
                             CLASS         CLASS
30-DAY SEC YIELD             4.73%         4.48%

Investment terms are defined in the Glossary on pages 31-32.

                                                 www.americancentury.com      13

Long-Term Treasury--Q&A
--------------------------------------------------------------------------------
                                                                    (Continued)

     We sold our TIIS in May when the conventional  T-bond yield climbed to 5.9%
--much  closer  to  TIIS'  expected  return  of 6% to  6.5%.  TIIS  outperformed conventional T-bonds during our holding period.

HOW DID YOU USE STRIPS TO TAKE ADVANTAGE OF CHANGES IN THE SHAPE OF  THE YIELD
CURVE?

     As last summer  approached,  many investors started to believe that the Fed was  nearing the end of its  rate-reduction  campaign,  especially  after it cut rates in May (the fifth time overall).

     We  anticipated  that the  Treasury  yield  curve (see the graph on page 3)
would  "flatten"  (the  difference  between 10- and  30-year  Treasury yields would shrink),  which is typical when the Fed finishes  lowering interest rates.

     We underweighted the 20-year portion of the curve and "barbelled"
the portfolio with  temporary cash  investments at one end and 30-year STRIPS at the other. The fund  outperformed  until September,  when the terrorist  attacks caused the yield curve to steepen  sharply (see page 3). That caused the fund to underperform in September,  but some of that  underperformance was offset by our duration strategy.  (Duration  measures the portfolio's  sensitivity to interest rate  changes--a  longer  duration means the fund's share price will change more when interest rates fluctuate.)

     Yields for 30-year  Treasury  bonds rose after  September  11 as the market anticipated a wave of issuance to pay for increased government spending.  But we had shortened  Long-Term  Treasury's  duration by selling some 30-year bonds. We later  reversed  that trade after prices on bonds fell  markedly.  By the end of
September,  the fund's duration was back to a more neutral  position,  around 11 years.

SHIFTING GEARS, PLEASE EXPLAIN THE CHANGES OUTLINED IN THE PROSPECTUS SUPPLEMENT
INCLUDED WITH THIS REPORT.

     The supplement  describes the following changes that were approved recently by shareholder vote:

     First,  effective  December  3, 2001,  we will widen the fund's  investment scope to  include  all  U.S.  government  securities--including  mortgage-backed securities--of all maturities.

     Second,   reflecting  the  fund's   broader  scope,   it  will  be  renamed
"American Century Government Bond," effective December 3, 2001.

     These  changes  embrace the recent  evolution of the U.S.  government  bond market,  including cut backs in 30-year Treasury bond auctions, the 10-year note replacing  the 30-year bond as the  Treasury  benchmark  issue,  mortgage-backed securities becoming the largest sector of the government bond market, and agency debt increasingly assuming a benchmark role in the market.

HOW WILL THIS AFFECT YOUR INVESTMENT STRATEGY?

     We'll still use the same disciplined  investment  approach,  but now we can apply it more broadly. The changes free us to look for the best relative values, yields, and appreciation potential throughout the U.S. government bond market.

[left margin]

"REFLECTING THE FUND'S BROADER SCOPE, IT WILL BE RENAMED 'AMERICAN CENTURY
GOVERNMENT BOND.'"

TYPES OF INVESTMENTS IN
THE PORTFOLIO
                                AS OF SEPTEMBER 30, 2001
TREASURY BONDS                           88.3%
STRIPS                                    4.4%
TEMPORARY CASH INVESTMENTS                7.3%

[pie charts]
                                  AS OF MARCH 31, 2001
TREASURY BONDS                           80.0%
STRIPS                                    5.6%
TREASURY INFLATION-INDEXED
NOTES                                     5.0%
TEMPORARY CASH INVESTMENTS                9.4%

[pie charts]

Investment terms are defined in the Glossary on pages 31-32.

14      1-800-345-2021

Long-Term Treasury--Schedule of Investments
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 92.7%
              $25,120,000  STRIPS - PRINCIPAL, 5.80%,
                              11/15/27(1)                           $  5,691,711
                8,000,000  U.S. Treasury Bonds, 8.875%,
                              2/15/19                                 11,153,752
               12,000,000  U.S. Treasury Bonds, 8.125%,
                              8/15/19                                 15,750,948
               16,500,000  U.S. Treasury Bonds, 8.75%,
                              8/15/20                                 22,996,876
               13,500,000  U.S. Treasury Bonds, 6.875%,
                              8/15/25                                 15,971,135
               16,800,000  U.S. Treasury Bonds, 6.125%,
                              11/15/27                                18,260,827
                6,000,000  U.S. Treasury Bonds, 5.25%,
                              2/15/29                                  5,791,596
               15,000,000  U.S. Treasury Notes, 10.625%,
                              8/15/15                                 23,114,069
                                                                    ------------
TOTAL U.S. TREASURY SECURITIES                                       118,730,914
                                                                    ------------
   (Cost $109,915,142)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 7.3%
             $  9,400,000  FHLB Discount Notes, 3.15%,
                              10/1/01(2)                            $  9,400,000
                                                                    ------------
   (Cost $9,400,000)

TOTAL INVESTMENT SECURITIES -- 100.0%                               $128,130,914
                                                                    ============
   (Cost $119,315,142)

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) Security is a zero-coupon bond. The yield to maturity at purchase is indicated. Zero coupon securities are purchased at a substantial discount from their value at maturity.

(2) Rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements                www.americancentury.com      15

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

This statement breaks down the fund's ASSETS (such as  securities, cash, and other receivables) and LIABILITIES (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results  in the fund's NET
ASSETS. For each class of shares, the net assets divided by shares outstanding is the share price, or NET ASSET VALUE PER SHARE. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

                                           SHORT-TERM                         LONG-TERM
SEPTEMBER 30, 2001 (UNAUDITED)               TREASURY         TREASURY         TREASURY

ASSETS
Investment securities, at value
  (identified cost of $121,707,561,
  $415,489,932, and $119,315,142,
  respectively) (Note 3) ................. $123,704,262     $438,775,610     $128,130,914
Cash .....................................      --             1,838,465          229,962
Receivable for capital shares sold .......      429,070          118,054          368,620
Interest receivable ......................    1,895,061        5,109,031        1,150,586
                                          --------------   --------------   --------------
                                            126,028,393      445,841,160      129,880,082
                                          --------------   --------------   --------------

LIABILITIES
Disbursements in excess
  of demand deposit cash .........        410,474            --               --
Payable for investments purchased            --        11,455,674             --
Accrued management fees (Note 2) .         45,879         174,238           52,045
Distribution fees payable (Note 2)          5,485           2,524            1,241
Service fees payable (Note 2) ....          5,485           2,524            1,241
Dividends payable ................         25,377         168,222           35,137
Payable for trustees' fees
  and expenses (Note 2) ..........            173             576              179
Accrued expenses and
  other liabilities ..............             35             134               39
                                     ------------   -------------    -------------
                                          492,908      11,803,892           89,882
                                     ------------   -------------    -------------

Net Assets .......................   $125,535,485   $ 434,037,268    $ 129,790,200
                                     ============   =============    =============

NET ASSETS CONSIST OF:
Capital paid in ..................   $122,491,854   $ 419,470,399    $ 126,145,947
Accumulated undistributed
  net realized gain (loss)
  on investment transactions .....      1,046,930      (8,718,809)      (5,171,519)
Net unrealized appreciation
  on investments (Note 3) ........      1,996,701      23,285,678        8,815,772
                                     ------------   -------------    -------------
                                     $125,535,485   $ 434,037,268    $ 129,790,200
                                     ============   =============    =============

Investor Class
Net assets .......................   $ 98,300,843   $ 420,198,897    $ 123,443,935
Shares outstanding ...............      9,700,858      38,025,719       11,625,859
Net asset value per share ........   $      10.13   $       11.05    $       10.62

Advisor Class
Net assets .......................   $ 27,234,642   $  13,838,371    $   6,346,265
Shares outstanding ...............      2,687,655       1,252,312          597,685
Net asset value per share ........   $      10.13   $       11.05    $       10.62

16      1-800-345-2021                         See Notes to Financial Statements

Statement of Operations
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed during the reporting period as a result of the fund's  operations. In other words, it shows how much money  the fund made or lost as a result of interest income, fees and expenses, and investment gains or losses.

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)

                                        SHORT-TERM                  LONG-TERM
                                         TREASURY      TREASURY      TREASURY
INVESTMENT INCOME
Income:
Interest ............................   $2,422,312   $10,811,626   $3,473,301
                                        ----------   -----------   ----------

Expenses (Note 2):
Management fees .....................      241,321     1,034,021      301,117
Distribution fees -- Advisor Class ..       26,939        13,466        6,912
Service fees -- Advisor Class .......       26,939        13,466        6,912
Trustees' fees and expenses .........        1,489         5,772        1,686
                                        ----------   -----------   ----------
                                           296,688     1,066,725      316,627
                                        ----------   -----------   ----------

Net investment income ...............    2,125,624     9,744,901    3,156,674
                                        ----------   -----------   ----------

REALIZED AND UNREALIZED GAIN (NOTE 3)
Net realized gain on
  investment transactions ...........    1,678,464     6,273,777    1,119,069
Change in net unrealized
  appreciation on investments .......      798,865     5,238,103    1,328,165
                                        ----------   -----------   ----------

Net realized and
  unrealized gain ...................    2,477,329    11,511,880    2,447,234
                                        ----------   -----------   ----------

Net Increase in Net Assets
  Resulting from Operations .........   $4,602,953   $21,256,781   $5,603,908
                                        ==========   ===========   ==========

See Notes to Financial Statements                www.americancentury.com      17

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed over the past two reporting periods. It details how much  a fund grew or shrank as a result of operations (as detailed on the previous page for the most recent period), income and capital gain distributions, and shareholder investments and redemptions.

SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED) AND YEAR ENDED MARCH 31, 2001

                                   SHORT-TERM TREASURY               TREASURY                   LONG-TERM TREASURY
                                SEPT. 30,      MARCH 31,     SEPT. 30,       MARCH 31,      SEPT. 30,        MARCH 31,
Increase in Net Assets            2001           2001           2001           2001            2001            2001

OPERATIONS
Net investment income .......   $   2,125,624    $  3,471,136    $   9,744,901    $  18,673,849    $   3,156,674    $   5,606,204
Net realized gain (loss) ....       1,678,464         414,923        6,273,777         (346,701)       1,119,069        1,831,944
Change in net unrealized
  appreciation ..............         798,865       1,414,146        5,238,103       24,909,721        1,328,165        3,731,684
                                -------------    ------------    -------------    -------------    -------------    -------------
Net increase in net
  assets resulting
  from operations ...........       4,602,953       5,300,205       21,256,781       43,236,869        5,603,908       11,169,832
                                -------------    ------------    -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
From net
  investment income:
  Investor Class ............      (1,717,002)     (3,352,910)      (9,504,511)     (18,153,337)      (3,019,774)      (5,365,401)
  Advisor Class .............        (408,622)       (118,226)        (240,390)        (520,512)        (136,900)        (240,803)
                                -------------    ------------    -------------    -------------    -------------    -------------
Decrease in net assets
  from distributions ........      (2,125,624)     (3,471,136)      (9,744,901)     (18,673,849)      (3,156,674)      (5,606,204)
                                -------------    ------------    -------------    -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS
(NOTE 4)
Net increase in net
  assets from capital
  share transactions ........      44,186,460      15,737,516       21,321,697       34,956,615          172,063       31,013,437
                                -------------    ------------    -------------    -------------    -------------    -------------
Net increase in
  net assets ................      46,663,789      17,566,585       32,833,577       59,519,635        2,619,297       36,577,065

NET ASSETS
Beginning of period .........      78,871,696      61,305,111      401,203,691      341,684,056      127,170,903       90,593,838
                                -------------    ------------    -------------    -------------    -------------    -------------
End of period ...............   $ 125,535,485    $ 78,871,696    $ 434,037,268    $ 401,203,691    $ 129,790,200    $ 127,170,903
                                =============    ============    =============    =============    =============    =============

18      1-800-345-2021                         See Notes to Financial Statements

Notes to Financial Statements
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001 (UNAUDITED)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION  -- American  Century  Government  Income Trust (the trust) is registered  under  the  Investment  Company  Act of 1940  (the  1940  Act) as an
open-end management  investment company.  Short-Term Treasury Fund (Short-Term),
Treasury Fund (Treasury) (formerly  Intermediate-Term  Treasury),  and Long-Term
Treasury Fund  (Long-Term) (the funds) are three of the funds in a series issued by the trust.  The funds are  diversified  under the 1940 Act. The funds seek to earn and distribute the highest level of current income exempt from state income taxes as is  consistent  with the  conservation  of assets.  The funds intend to pursue this investment objective by investing in securities issued or guaranteed by the U.S.  Government.  The following  significant  accounting policies are in accordance with accounting principles generally accepted in the United States of
America. These policies may require the use of estimates by fund management.

     MULTIPLE CLASS -- The funds are  authorized to issue the following  classes of shares:  the Investor Class and the Advisor  Class.  The share classes differ principally in their respective  shareholder servicing and distribution expenses and  arrangements.  All shares of the funds represent an equal pro rata interest in the  assets of the class to which  such  shares  belong,  and have  identical
voting,  dividend,   liquidation  and  other  rights  and  the  same  terms  and conditions,  except for class specific  expenses and exclusive rights to vote on matters affecting only individual classes.

     SECURITY  VALUATIONS -- Securities are valued through a commercial  pricing service or at the mean of the most recent bid and asked prices.  When valuations are not readily available,  securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

     SECURITY  TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified  cost basis, which is also used for federal income tax purposes.

     INVESTMENT  INCOME -- Interest  income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

     REPURCHASE  AGREEMENTS  -- The funds may enter into  repurchase  agreements
with  institutions  that  the  funds'  investment   manager,   American  Century
Investment Management,  Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.  The funds  require that the  collateral,  represented  by  securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient  to enable  the funds to obtain  those  securities  in the event of a default under the repurchase  agreement.  ACIM monitors,  on a daily basis,  the securities  transferred to ensure the value,  including accrued interest, of the securities  under each repurchase  agreement is equal to or greater than amounts owed to the funds under each repurchase agreement.

     JOINT  TRADING  ACCOUNT -- Pursuant  to an  Exemptive  Order  issued by the
Securities  and  Exchange  Commission,  the funds,  along with other  registered investment  companies  having  management  agreements  with ACIM,  may  transfer uninvested  cash  balances  into a joint  trading  account.  These  balances are invested in one or more repurchase  agreements that are  collateralized  by U.S.
Treasury or Agency obligations.

     INCOME  TAX  STATUS  -- It is the  funds'  policy  to  distribute  all  net investment  income  and net  realized  gains to  shareholders  and to  otherwise qualify as a regulated  investment  company under the provisions of the Internal
Revenue  Code.  Accordingly,  no  provision  has been made for  federal or state income taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions  from net investment  income are declared  daily and  distributed  monthly.  Distributions  from net realized gains are declared and paid annually.

     The  character of  distributions  made during the year from net  investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.  These differences  reflect the differing character of certain income items and net capital gains and losses for financial statement and tax  purposes  and may  result in  reclassification  among  certain  capital accounts.

     At March 31, 2001, Short-Term,  Treasury, and Long-Term had accumulated net realized  capital loss  carryovers  for federal income tax purposes of $606,361,
$14,992,584,  and $5,410,432,  respectively,  which may be used to offset future taxable  gains.  The  carryovers  expire in 2008,  2008 through 2009,  and 2008, respectively.

     For the five month  period ended March 31,  2001,  Short-Term  incurred net capital losses of $6,980.  Short-Term has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                 www.americancentury.com      19

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)
SEPTEMBER 30, 2001 (UNAUDITED)

2.  FEES AND TRANSACTIONS WITH RELATED PARTIES

     MANAGEMENT  FEES -- The trust has entered into a Management  Agreement with
ACIM,  under  which  ACIM  provides  the  funds  with  investment  advisory  and management services in exchange for a single,  unified management fee per class.
The  Agreement  provides  that  all  expenses  of the  funds,  except  brokerage commissions,  taxes,  portfolio  insurance,  interest,  fees and expenses of the trustees who are not considered "interested persons" as defined in the
1940  Act  (including  counsel  fees)  and  extraordinary  expenses.  The fee is computed daily and paid monthly. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment  category and a Complex Fee based on the  average  net assets of all the funds  managed by
ACIM.  The rates for the  Investment  Category Fee range from 0.1625% to 0.2800%
and the rates for the Complex Fee (Investor Class) range from 0.2900% to 0.3100%
 . The Advisor  Class is 0.2500% less at each point within the Complex Fee range.
For the six month period ended September 30, 2001, the effective annual Investor
Class management fee was 0.51% for Short-Term, Treasury, and Long-Term.

     DISTRIBUTION  AND  SERVICES  FEES -- The Board of Trustees  has adopted the
Advisor  Class Master  Distribution  and  Shareholder  Services Plan (the plan), pursuant to Rule 12b-1 of the 1940 Act.  The plan  provides  that the funds will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and service fee equal to 0.25%.  The fees are computed  daily and paid  monthly  based on the Advisor  Class's  average  daily  closing net assets during the  previous  month.  The  distribution  fee provides  compensation  for distribution  expenses  incurred in connection with  distributing  shares of the
Advisor Class including,  but not limited to, payments to brokers,  dealers, and financial  institutions  that have entered into sales agreements with respect to shares of the funds.  The service fee provides  compensation for shareholder and administrative  services  rendered by ACIS, its affiliates or independent  third party  providers.  Fees incurred  under the plan by the Advisor Class during the six  months  ended  September  30,  2001,  are  detailed  in  the  Statement  of
Operations.

     RELATED  PARTIES -- The fund has a bank line of credit  agreement with J.P.
Morgan Chase &  Co.  (JPM).  JPM is an equity  investor in American  Century
Companies, Inc. (ACC). See Note 5 for information on the bank line of credit.

     Certain  officers  and  trustees  of the  trust  are also  officers  and/or directors,  and, as a group,  controlling stockholders of ACC, the parent of the trust's  investment  manager,  ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century Services Corporation.

3.  INVESTMENT TRANSACTIONS

     Investment  transactions,  excluding  short-term  investments,  for the six months ended September 30, 2001, were as follows:

                             SHORT-TERM                             LONG-TERM
                              TREASURY           TREASURY           TREASURY
PURCHASES
U.S. Treasury &
  Agency Obligations ...... $160,354,673       $289,874,036        $83,283,883

PROCEEDS FROM SALES
U.S. Treasury &
  Agency Obligations ...... $124,539,387       $262,375,152        $80,505,294

     On September  30, 2001,  the  composition  of unrealized  appreciation  and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

                             SHORT-TERM                             LONG-TERM
                              TREASURY           TREASURY           TREASURY

Appreciation ............    $1,991,188         $23,285,678        $7,933,262
Depreciation ............      (7,612)              --                 --
                          ----------------   ----------------   ----------------
Net .....................    $1,983,576         $23,285,678        $7,933,262
                          ================   ================   ================
Federal Tax Cost ........   $121,720,686       $415,489,932       $120,197,652
                          ================   ================   ================

20      1-800-345-2021

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)
SEPTEMBER 30, 2001 (UNAUDITED)

4.  CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the funds were as follows (unlimited number of shares authorized):

                                SHORT-TERM TREASURY                TREASURY                 LONG-TERM TREASURY
                               SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
INVESTOR CLASS
Six months ended
 September 30, 2001
Sold ..................    6,267,610    $ 62,403,179      9,582,821    $ 102,747,902     3,312,653    $ 34,156,083
Issued in reinvestment
  of distributions ....      151,111       1,507,588        768,453        8,242,588       264,218       2,722,141
Redeemed ..............   (3,264,784)    (32,548,225)    (8,698,112)     (93,285,248)   (3,629,662)    (37,125,300)
                          ----------    ------------    -----------    -------------    ----------    ------------
Net increase (decrease)    3,153,937    $ 31,362,542      1,653,162    $  17,705,242       (52,791)   $   (247,076)
                          ==========    ============    ===========    =============    ==========    ============
Year ended
  March 31, 2001
Sold ..................    6,593,487    $ 63,807,130     13,506,823    $ 138,816,147     8,215,618    $ 82,309,695
Issued in reinvestment
  of distributions ....      295,354       2,876,885      1,523,389       15,725,918       475,999       4,804,349
Redeemed ..............   (6,530,137)    (63,118,386)   (11,549,827)    (117,077,531)   (5,759,472)    (56,994,955)
                          ----------    ------------    -----------    -------------    ----------    ------------
Net increase ..........      358,704    $  3,565,629      3,480,385    $  37,464,534     2,932,145    $ 30,119,089
                          ==========    ============    ===========    =============    ==========    ============

ADVISOR CLASS
Six months ended
 September 30, 2001
Sold ..................    2,246,756    $ 22,349,760      1,021,458    $  11,001,152       245,896    $  2,544,505
Issued in reinvestment
  of distributions ....       40,582         404,998         17,334          186,050        13,133         135,342
Redeemed ..............     (998,230)     (9,930,840)      (706,513)      (7,570,747)     (220,626)     (2,260,708)
                          ----------    ------------    -----------    -------------    ----------    ------------
Net increase ..........    1,289,108    $ 12,823,918        332,279    $   3,616,455        38,403    $    419,139
                          ==========    ============    ===========    =============    ==========    ============
Year ended
  March 31, 2001
Sold ..................    1,781,045    $ 17,574,141      1,273,319    $  13,264,144       559,900    $  5,706,961
Issued in reinvestment
  of distributions ....       11,586         113,500         47,299          486,841        22,440         226,534
Redeemed ..............     (563,535)     (5,515,754)    (1,565,658)     (16,258,904)     (502,494)     (5,039,147)
                          ----------    ------------    -----------    -------------    ----------    ------------
Net increase (decrease)    1,229,096    $ 12,171,887       (245,040)   $  (2,507,919)       79,846    $    894,348
                          ==========    ============    ===========    =============    ==========    ============

5.  BANK LOANS

     The  funds,  along  with  certain  other  funds  managed  by ACIM,  have an unsecured  $520,000,000  bank line of credit  agreement  with JPM. The funds may
borrow  money  for   temporary  or  emergency   purposes  to  fund   shareholder
redemptions.  Borrowings  under the agreement bear interest at the Federal Funds rate plus  0.50%.  The funds did not borrow  from the line during the six months ended September 30, 2001.

                                                 www.americancentury.com      21

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)
SEPTEMBER 30, 2001 (UNAUDITED)

6.  SUBSEQUENT EVENTS

     On March 6, 2001, the Board of Directors of Short-Term  Treasury approved a plan of  reorganization  (the  reorganization)  pursuant to which  Treasury will acquire all of the assets of Short-Term Treasury in exchange for shares of equal value of Treasury  and the  assumption  by Treasury  of all  liabilities  of the acquired  fund.  Treasury will be the surviving fund for purposes of maintaining the financial statements and performance history in the post-reorganization. The reorganization  must be approved by a majority of  shareholders  of the acquired funds. A special  meeting of  shareholders  will be held on November 16, 2001 to vote on the  reorganization.  If approved,  the reorganization is expected to be effective on December 3, 2001.

22      1-800-345-2021

Short-Term Treasury--Financial Highlights
--------------------------------------------------------------------------------

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the share class is not five years old). It also includes several key statistics for each reporting period, including TOTAL RETURN, INCOME RATIO (net investment income as a percentage of average net assets), EXPENSE RATIO
(operating expenses as a percentage of average net assets), and PORTFOLIO
TURNOVER (a gauge of the fund's trading activity).

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

                                                                 Investor Class
                                         2001(1)      2001       2000       1999       1998       1997
PER-SHARE DATA
Net Asset Value,
  Beginning of Period .................   $9.93       $9.64      $9.85      $9.80      $9.68      $9.84
                                        ---------   --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ...............   0.21        0.56       0.49       0.49       0.53       0.52
  Net Realized and
  Unrealized Gain (Loss) ..............   0.20        0.29      (0.21)      0.05       0.12      (0.07)
                                        ---------   --------   --------   --------   --------   --------
  Total From Investment Operations ....   0.41        0.85       0.28       0.54       0.65       0.45
                                        ---------   --------   --------   --------   --------   --------
Distributions
  From Net Investment Income ..........  (0.21)      (0.56)     (0.49)     (0.49)     (0.53)     (0.52)
  From Net Realized Gains .............    --          --         --         --         --       (0.09)
  In Excess of Net Realized Gains .....    --          --        --(2)       --         --         --
                                        ---------   --------   --------   --------   --------   --------
  Total Distributions .................  (0.21)      (0.56)     (0.49)     (0.49)     (0.53)     (0.61)
                                        ---------   --------   --------   --------   --------   --------
Net Asset Value, End of Period ........  $10.13       $9.93      $9.64      $9.85      $9.80      $9.68
                                        =========   ========   ========   ========   ========   ========
  Total Return(3) .....................   4.14%       9.06%      2.86%      5.60%      6.89%      4.62%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ............... 0.51%(4)      0.51%      0.51%      0.51%      0.55%      0.61%
Ratio of Net Investment Income
  to Average Net Assets ............... 4.07%(4)      5.71%      4.94%      4.92%      5.45%      5.26%
Portfolio Turnover Rate ...............   137%        216%       179%       138%       140%       234%
Net Assets, End of Period
  (in thousands) ......................  $98,301     $64,989    $59,671    $61,783    $40,874    $35,854

(1) Six months ended September 30, 2001 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements                www.americancentury.com      23

Short-Term Treasury--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

                                                             Advisor Class
                                          2001(1)      2001       2000       1999      1998(2)
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ..................   $9.93       $9.64      $9.85      $9.80      $9.80
                                         ---------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ................   0.19        0.53       0.46       0.46       0.25
  Net Realized and
  Unrealized Gain (Loss) ...............   0.20        0.29      (0.21)      0.05        --
                                         ---------   --------   --------   --------   --------
  Total From Investment Operations .....   0.39        0.82       0.25       0.51       0.25
                                         ---------   --------   --------   --------   --------
Distributions
  From Net Investment Income ...........  (0.19)      (0.53)     (0.46)     (0.46)     (0.25)
  In Excess of Net Realized Gains ......    --          --        --(3)       --         --
                                         ---------   --------   --------   --------   --------
  Total Distributions ..................  (0.19)      (0.53)     (0.46)     (0.46)     (0.25)
                                         ---------   --------   --------   --------   --------
Net Asset Value, End of Period .........  $10.13       $9.93      $9.64      $9.85      $9.80
                                         =========   ========   ========   ========   ========
  Total Return(4) ......................   4.01%       8.79%      2.60%      5.34%      2.51%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ................ 0.76%(5)      0.76%      0.76%      0.76%    0.78%(5)
Ratio of Net Investment Income
  to Average Net Assets ................ 3.82%(5)      5.46%      4.69%      4.67%    5.20%(5)
Portfolio Turnover Rate ................     137%       216%       179%       138%     140%(6)
Net Assets, End of Period
  (in thousands) .......................  $27,235     $13,883    $1,634     $3,102     $1,460

(1) Six months ended September 30, 2001 (unaudited).

(2) October 6, 1997 (commencement of sale) through March 31, 1998.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year end March 31, 1998.

24      1-800-345-2021                         See Notes to Financial Statements

Treasury--Financial Highlights
--------------------------------------------------------------------------------

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the share class is not five years old). It also includes several key statistics for each reporting period, including TOTAL RETURN, INCOME RATIO (net investment income as a percentage of average net assets), EXPENSE RATIO
(operating expenses as a percentage of average net assets), and PORTFOLIO
TURNOVER (a gauge of the fund's trading activity).

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

                                                              Investor Class
                                         2001(1)             2001           2000            1999            1998             1997
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ............   $     10.76        $     10.03     $     10.45     $     10.56     $     10.06     $     10.24
                                     -----------        -----------     -----------     -----------     -----------     -----------
Income From Investment Operations
  Net Investment Income ..........          0.25               0.55            0.53            0.54            0.59            0.58
  Net Realized and
  Unrealized Gain (Loss) .........          0.29               0.73           (0.37)           0.10            0.50           (0.18)
                                     -----------        -----------     -----------     -----------     -----------     -----------
  Total From Investment Operations          0.54               1.28            0.16            0.64            1.09            0.40
                                     -----------        -----------     -----------     -----------     -----------     -----------
Distributions
  From Net Investment Income .....         (0.25)             (0.55)          (0.53)          (0.54)          (0.59)          (0.58)
  From Net Realized Gains ........          --                 --              --             (0.21)           --              --
  In Excess of Net Realized Gains           --                 --             (0.05)           --              --              --
                                     -----------        -----------     -----------     -----------     -----------     -----------
Total Distributions ..............         (0.25)             (0.55)          (0.58)          (0.75)          (0.59)          (0.58)
                                     -----------        -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period ...   $     11.05        $     10.76     $     10.03     $     10.45     $     10.56     $     10.06
                                     ===========        ===========     ===========     ===========     ===========     ===========
  Total Return(2) ................          5.15%             13.17%           1.51%           6.09%          11.04%           4.05%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ..........          0.51%(3)           0.51%           0.51%           0.51%           0.51%           0.51%
Ratio of Net Investment Income
  to Average Net Assets ..........          4.72%(3)           5.37%           5.11%           5.01%           5.63%           5.72%
Portfolio Turnover Rate ..........            65%               108%            171%            221%            194%            110%
Net Assets, End of Period
  (in thousands) .................   $    420,199        $   391,306     $   329,995     $   435,494     $   374,861     $   328,784

(1) Six months ended September 30, 2001 (unaudited).

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements                www.americancentury.com      25

Treasury--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

                                                             Advisor Class
                                        2001(1)             2001          2000          1999        1998(2)
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ............   $    10.76        $    10.03    $    10.45     $    10.56    $    10.42
                                     ----------        ----------    ----------     ----------    ----------
Income From Investment Operations
  Net Investment Income ..........         0.24              0.53          0.50           0.51          0.26
  Net Realized and
  Unrealized Gain (Loss) .........         0.29              0.73         (0.37)          0.10          0.14
                                     ----------        ----------    ----------     ----------    ----------
  Total From Investment Operations         0.53              1.26          0.13           0.61          0.40
                                     ----------        ----------    ----------     ----------    ----------
Distributions
  From Net Investment Income .....        (0.24)            (0.53)        (0.50)         (0.51)        (0.26)
  From Net Realized Gains ........         --                --            --            (0.21)         --
  In Excess of Net Realized Gains          --                --           (0.05)          --            --
                                     ----------        ----------    ----------     ----------    ----------
  Total Distributions ............        (0.24)            (0.53)        (0.55)         (0.72)        (0.26)
                                     ----------        ----------    ----------     ----------    ----------
Net Asset Value, End of Period ...   $    11.05        $    10.76    $    10.03     $    10.45    $    10.56
                                     ==========        ==========    ==========     ==========    ==========
  Total Return(3) ................         5.02%            12.89%         1.25%          5.83%         3.90%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ..........         0.76%(4)          0.76%         0.76%          0.76%         0.77%(4)
Ratio of Net Investment Income
  to Average Net Assets ..........         4.47%(4)          5.12%         4.86%          4.76%         5.28%(4)
Portfolio Turnover Rate ..........           65%              108%          171%           221%          194%(5)
Net Assets, End of Period
  (in thousands) .................   $      13,838        $ 9,898    $    11,689     $    6,117          $  128

(1) Six months ended September 30, 2001 (unaudited).

(2) October 9, 1997 (commencement of sale) through March 31, 1998.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year end March 31, 1998.

26      1-800-345-2021                         See Notes to Financial Statements

Long-Term Treasury--Financial Highlights
--------------------------------------------------------------------------------

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the share class is not five years old). It also includes several key statistics for each reporting period, including TOTAL RETURN, INCOME RATIO (net investment income as a percentage of average net assets), EXPENSE RATIO
(operating expenses as a percentage of average net assets), and PORTFOLIO
TURNOVER (a gauge of the fund's trading activity).

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

                                                                  Investor Class
                                         2001(1)      2001       2000       1999       1998       1997
PER-SHARE DATA
Net Asset Value,
  Beginning of Period .................  $10.39       $9.82     $10.12     $10.58      $9.32      $9.67
                                        ---------   --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ...............   0.27        0.56       0.57       0.58       0.61       0.60
  Net Realized and
  Unrealized Gain (Loss) ..............   0.23        0.57      (0.30)      0.11       1.26      (0.35)
                                        ---------   --------   --------   --------   --------   --------
  Total From Investment Operations ....   0.50        1.13       0.27       0.69       1.87       0.25
                                        ---------   --------   --------   --------   --------   --------
Distributions
  From Net Investment Income ..........  (0.27)      (0.56)     (0.57)     (0.58)     (0.61)     (0.60)
  From Net Realized Gains .............    --          --         --       (0.52)       --         --
  In Excess of Net Realized Gains .....    --          --         --       (0.05)       --         --
                                        ---------   --------   --------   --------   --------   --------
  Total Distributions .................  (0.27)      (0.56)     (0.57)     (1.15)     (0.61)     (0.60)
                                        ---------   --------   --------   --------   --------   --------
Net Asset Value, End of Period ........  $10.62      $10.39      $9.82     $10.12     $10.58      $9.32
                                        =========   ========   ========   ========   ========   ========
  Total Return(2) .....................   4.91%      11.86%      2.86%      6.33%     20.48%      2.65%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ............... 0.51%(3)      0.51%      0.51%      0.51%      0.54%      0.60%
Ratio of Net Investment Income
  to Average Net Assets ............... 5.20%(3)      5.58%      5.84%      5.37%      6.00%      6.28%
Portfolio Turnover Rate ...............      72%       107%       182%       105%        57%        40%
Net Assets, End of Period
  (in thousands) ...................... $123,444    $121,359    $85,886   $137,552   $103,381   $126,570

(1) Six months ended September 30, 2001 (unaudited).

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements                www.americancentury.com      27

Long-Term Treasury--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

                                                             Advisor Class
                                          2001(1)      2001       2000       1999      1998(2)
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ..................  $10.39       $9.82     $10.12     $10.58     $10.85
                                         ---------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ................   0.26        0.54       0.55       0.56       0.12
  Net Realized and
  Unrealized Gain (Loss) ...............   0.23        0.57      (0.30)      0.11      (0.27)
                                         ---------   --------   --------   --------   --------
  Total From Investment Operations .....   0.49        1.11       0.25       0.67      (0.15)
                                         ---------   --------   --------   --------   --------
Distributions
  From Net Investment Income ...........  (0.26)      (0.54)     (0.55)     (0.56)     (0.12)
  From Net Realized Gains ..............    --          --         --       (0.52)       --
  In Excess of Net Realized Gains ......    --          --         --       (0.05)       --
                                         ---------   --------   --------   --------   --------
  Total Distributions ..................  (0.26)      (0.54)     (0.55)     (1.13)     (0.12)
                                         ---------   --------   --------   --------   --------
Net Asset Value, End of Period .........  $10.62      $10.39      $9.82     $10.12     $10.58
                                         =========   ========   ========   ========   ========
  Total Return(3) ......................   4.78%      11.58%      2.61%      6.07%     (1.34)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ................ 0.76%(4)      0.76%      0.76%      0.76%    0.77%(4)
Ratio of Net Investment Income
  to Average Net Assets ................ 4.95%(4)      5.33%      5.59%      5.12%    5.42%(4)
Portfolio Turnover Rate ................    72%        107%       182%       105%      57%(5)
Net Assets, End of Period
  (in thousands) .......................  $6,346      $5,812     $4,708     $2,587      $218

(1) Six months ended September 30, 2001 (unaudited).

(2) January 12, 1998 (commencement of sale) through March 31, 1998.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year end March 31, 1998.

28      1-800-345-2021                         See Notes to Financial Statements

Share Class and Retirement Account Information
--------------------------------------------------------------------------------

SHARE CLASSES

     Two classes of shares are authorized  for sale by the fund:  Investor Class and Advisor Class.

     INVESTOR CLASS  shareholders  do not pay any  commissions or other fees for purchase  of fund shares  directly  from  American  Century.  Investors  who buy
Investor  Class  shares  through  a  broker-dealer  may be  required  to pay the broker-dealer a transaction fee.

     ADVISOR  CLASS shares are sold  through  banks,  broker-dealers,  insurance companies  and financial  advisors.  Advisor Class shares are subject to a 0.50%
Rule 12b-1  service and  distribution  fee. Half of that fee is available to pay for recordkeeping and administrative  services, and half is available to pay for distribution  services provided by the financial  intermediary through which the
Advisor Class shares are purchased. The total expense ratio of the Advisor Class shares  is 0.25%  higher  than the total  expense  ratio of the  Investor  Class shares.

     Both  classes  of shares  represent  a pro rata  interest  in the funds and generally have the same rights and preferences.

RETIREMENT ACCOUNT INFORMATION

     As required by law, any  distributions  you receive from an IRA and certain
403(b)  distributions  [not eligible for rollover to an IRA or to another 403(b)
account] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn,  unless you elect not to have withholding  apply. If you don't want us to withhold on this amount,  you may send us a written  notice not to have the federal  income tax withheld.  Your written notice is valid from the date of receipt at  American  Century.  Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income tax prior to the withdrawal.

     When you plan to withdraw,  you may make your  election by  completing  our
Exchange/Redemption   form  or  an  IRS   Form   W-4P.   Visit   our  Web   site
(www.americancentury.com)  or call us for either form. Your written  election is valid from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

     Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable  portion of your  withdrawal.  If you elect not to have income tax  withheld or you don't have enough  income tax  withheld, you may be  responsible  for payment of estimated  tax. You may incur  penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                                 www.americancentury.com      29

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American  Century offers 38 fixed-income  funds,  ranging from money market portfolios  to long-term  bond funds and including  both taxable and  tax-exempt funds. Each is managed to provide a "pure  play"  on a specific sector of the fixed-income  market.  To ensure  adherence to this principle,  the basic structure of each  portfolio is tied to a specific  market index.  Fund managers attempt  to add  value by making  modest  portfolio  adjustments  based on their analysis of  prevailing  market  conditions.  Investment  decisions  are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     SHORT-TERM   TREASURY  seeks  current  income  by  investing  primarily  in securities  issued by the U.S.  Treasury.  The fund may also invest up to 35% of its assets in securities issued by U.S. government agencies.  The fund typically maintains an average maturity of 1-3 years.

     TREASURY  seeks  current  income by investing  primarily  in U.S.  Treasury securities.  The fund may also  invest  up to 35% of its  assets  in  securities issued by U.S.  government  agencies.  The fund  typically  maintains an average maturity of 3-10 years.

     LONG-TERM  TREASURY  seeks  current  income by investing  primarily in U.S.
Treasury  securities.  The fund  may  also  invest  up to 35% of its  assets  in securities issued by U.S. government  agencies.  The fund typically maintains an average maturity of 20-30 years.

     Fund shares are not guaranteed by the U.S. government.

COMPARATIVE INDICES

     The  following  indices  are  used  in  the  report  for  fund  performance comparisons. They are not investment products available for purchase.

     The  SALOMON  BROTHERS  1- TO  3-YEAR  TREASURY  INDEX  is an index of U.S.
Treasury securities with remaining maturities between 1 and 3 years.

     The  SALOMON  BROTHERS  3- TO  10-YEAR  TREASURY  INDEX is an index of U.S.
Treasury securities with remaining maturities between 3 and 10 years.

     The SALOMON BROTHERS  LONG-TERM TREASURY INDEX is an index of U.S. Treasury securities with remaining maturities greater than 10 years.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service that groups funds according to their  investment  objective.  Rankings are based on average annual returns for each fund in a given  category for the periods  indicated.  Rankings are not included for periods less than one year.  The Lipper  categories for the
U.S. Treasury funds are:

     SHORT U.S.  TREASURY  FUNDS  (Short-Term  Treasury) -- funds that invest at least  65% of assets in U.S.  Treasury  bills,  notes,  and bonds  with  average maturities of less than three years.

     INTERMEDIATE  U.S.  TREASURY FUNDS (Treasury) -- funds that invest at least
65% of assets in U.S. Treasury bills,  notes, and bonds with average  maturities of 5-10 years.

     GENERAL U.S. TREASURY FUNDS (Long-Term Treasury) -- funds that invest at least 65% of assets in U.S. Treasury bills, notes, and bonds.

[left margin]

INVESTMENT TEAM LEADERS
   Portfolio Managers
       JEREMY FLETCHER
       BOB GAHAGAN
       DAVE SCHROEDER

30      1-800-345-2021

Glossary
--------------------------------------------------------------------------------

RETURNS

*   TOTAL RETURN figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.

*   AVERAGE ANNUAL RETURNS illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the
"Financial Highlights" on pages 23-28.

YIELDS

*   30-DAY SEC YIELD represents net investment income earned by the fund over a
30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the 30-day period. The SEC yield should be regarded as an estimate of the fund's rate of investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

PORTFOLIO STATISTICS

*   NUMBER OF SECURITIES -- the number of different securities held by a fund on a given date.

*   WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the greater the portfolio's interest rate sensitivity.

*   AVERAGE DURATION -- another measure of the sensitivity of a fixed-income portfolio to interest rate changes. Duration is a time-weighted average of the interest and principal payments of the securities in a portfolio. As the duration of a portfolio increases, so does the impact of a change in interest rates on the value of the portfolio.

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See
Note 2 in the Notes to Financial Statements.)

INVESTMENT TERMS

*   BASIS POINT -- one one-hundredth of a percentage point (or 0.01%). 100 basis points equal one percentage point (or 1%).

*   COUPON -- the stated interest rate of a security.

*   REAL YIELD -- an inflation-adjusted yield for a bond, calculated by subtracting the inflation rate from the bond's nominal (or stated) yield.

*   YIELD CURVE -- a graphic representation of the relationship between maturity and yield for fixed-income securities. Yield curve graphs plot lengthening maturities along the horizontal axis and rising yields along the vertical axis.

SECURITY TYPES

*   REPURCHASE AGREEMENTS (REPOS) --short-term debt agreements in which a fund buys a security at one price and simultaneously agrees to sell it back to the seller at a slightly higher price on a specified date (usually within seven days). The fund does not actually own the security; instead, the security serves as collateral for the agreement.

*   U.S. GOVERNMENT AGENCY SECURITIES -- debt securities issued by U.S.
government agencies (such as the Federal Home Loan Bank and the Federal Farm
Credit Bank). Some agency securities are backed by the full faith and credit of the U.S. government, while others are guaranteed only by the issuing agency.
Government agency securities include discount notes (maturing in one year or less) and medium-term notes, debentures, and bonds (maturing in three months to
50 years).

                                                 www.americancentury.com      31

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

*   U.S. TREASURY INFLATION-INDEXED SECURITIES -- debt securities issued by the
U.S. Treasury and backed by the direct "full faith and credit" pledge of the U.S. government. Inflation-indexed bonds have lower interest rates than normal Treasury bonds with similar maturities. But unlike ordinary bonds, inflation-indexed bonds' principal value is adjusted regularly for inflation based on the consumer price index. As a result, the amount of interest paid out changes with the principal adjustments.

*   U.S. TREASURY SECURITIES -- debt securities issued by the U.S. Treasury and backed by the direct "full faith and credit" pledge of the U.S.
government. Treasury securities include bills (maturing in one year or less), notes (maturing in two to 10 years), and bonds (maturing in more than 10 years)

*   ZERO-COUPON BONDS (ZEROS) -- bonds that make no periodic interest payments.
Instead, they are sold at a deep discount and then redeemed for their full face value at maturity. When held to maturity, a zero's entire return comes from the difference between its purchase price and its value at maturity. The funds typically only invest in zeros issued by the U.S. Treasury (such as STRIPS).

FUND CLASSIFICATIONS

    Please be aware that the fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs.

INVESTMENT OBJECTIVE

    The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with corresponding high price-fluctuation risk.

RISK

     The  classification  of funds  by risk  category  is based on  quantitative historical  measures  as well as  qualitative  prospective  measures.  It is not intended to be a precise  indicator of future risk or return levels.  The degree of risk within each category can vary significantly,  and some fund returns have historically  been  higher  than  more  aggressive  funds  or  lower  than  more conservative funds.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price-fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price-fluctuation risk.

*   AGGRESSIVE -- these funds generally provide  high return potential with corresponding high price-fluctuation risk.

32      1-800-345-2021

[inside back cover]

AMERICAN CENTURY FUNDS

===============================================================================
GROWTH
===============================================================================

MODERATE RISK

   SPECIALTY
   Global Natural Resources

AGGRESSIVE RISK

   DOMESTIC EQUITY                 INTERNATIONAL
   Veedot(reg.sm)                  Emerging Markets
   New Opportunities               International Opportunities
   New Opportunities II            International Discovery
   Giftrust(reg.sm)                International Growth
   Vista                           Global Growth
   Heritage
   Growth                          SPECIALTY
   Ultra(reg.sm)                   Global Gold
   Select                          Technology
                                   Life Sciences

===============================================================================
GROWTH AND INCOME
===============================================================================

MODERATE RISK

   ASSET ALLOCATION                DOMESTIC EQUITY
   Balanced                        Equity Growth
   Strategic Allocation:           Equity Index
      Aggressive                   Large Cap Value
   Strategic Allocation:           Tax-Managed Value
      Moderate                     Income & Growth
   Strategic Allocation:           Value
      Conservative                 Equity Income

                                   SPECIALTY
                                   Utilities
                                   Real Estate

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value

===============================================================================
INCOME
===============================================================================

CONSERVATIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Intermediate-Term Bond          CA Intermediate-Term
   Treasury                           Tax-Free
   Ginnie Mae                      AZ Municipal Bond
   Inflation-Adjusted Treasury     FL Municipal Bond
   Limited-Term Bond               Intermediate-Term Tax-Free
   Short-Term Government           CA Limited-Term Tax-Free
   Short-Term Treasury             Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Long-Term Treasury              CA Long-Term Tax-Free
   Target 2005*                    Long-Term Tax-Free
   Bond                            CA Insured Tax-Free
   Premium Bond

AGGRESSIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Target 2030*                    CA High-Yield Municipal
   Target 2025*                    High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

===============================================================================
CAPITAL PRESERVATION
===============================================================================

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS
   Premium Capital Reserve         FL Municipal Money Market
   Prime Money Market              CA Municipal Money Market
   Premium Government Reserve      CA Tax-Free Money Market
   Government Agency               Tax-Free Money Market
      Money Market
   Capital Preservation

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income  dividends are distributed once a year in
  December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates,  however, they can offer a conservative, dependable way to invest for a specific time horizon.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

Who We Are

American Century offers investors more than 70 mutual funds spanning the investment spectrum. We currently manage $100 billion for roughly 2 million individuals, institutions and  corporations, and offer a range of services designed to make  investing easy and convenient.

For four decades, American Century has been a leader in  performance, service and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions and receive financial advice over the
Internet, we have been committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With  so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo and text logo (reg.sm)]

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.
--------------------------------------------------------------------------------
American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

0111                                 American Century Investment Services, Inc.
SH-SAN-27503                      (c)2001 American Century Services Corporation

[front cover]

AMERICAN CENTURY
Semiannual Report

[photo of rowers]

Inflation-Adjusted Treasury

September 30, 2001                [american century logo and text logo (reg.sm)]

[inside front cover]

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS CLASSIFIED
BY OBJECTIVE AND RISK.

[Dalbar Seal]

     American   Century's   reports  to  shareholders   have  been  awarded  the
Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications  demonstrating a level of excellence in the industry.

Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers, Jr. and James E. Stowers III]
James E. Stowers, Jr., standing, with James E. Stowers III

     Tragically,  the six months ended  September 30, 2001,  opened a new era of vulnerability  and  uncertainty  for U.S.  citizens and investors.  September 11 changed  forever our perception of the world and our place in it. We pay tribute to  those  who  died  that  day,  as well as the  heroic  efforts  of  emergency personnel.

     But September 11 also brought a new sense of resolve. The terrorists sought to  devastate  America,  but our  business  community--including  your  American
Century  investment  management  team--worked  hard to keep the  U.S.  financial markets active and functioning  smoothly.  From an investment policy standpoint, nothing has changed here at American Century. Our portfolio managers continue to follow  their  time-tested  strategies,  regardless  of market,  political,  and economic conditions.

     There have been a few important  changes to the investment team's executive leadership  that we want to bring to your  attention.  Effective  July 1,  2001,
Randall  Merk,  formerly a senior vice  president and chief  investment  officer
(CIO) for American Century's fixed-income  discipline,  became president and CIO of American  Century's  investment  management  subsidiary.  He succeeded Robert
Puff, Jr., who became the  subsidiary's  chairman.  Randy is now responsible for all of American Century's investment management  functions,  including portfolio management, research, and trading.

     David  MacEwen,  a senior  vice  president  who  previously  oversaw all of
American  Century's  municipal  bond and money market  portfolios  and municipal credit  research,  assumed  Randy's  role  as CIO  for  fixed  income.  Dave  is responsible for portfolio  management and research for all of the company's bond and money market funds.

     Amid  the   current   uncertainty,   you  can  count  on  your   investment
professionals  at  American  Century to  continue  to follow the  practices  and procedures  that have been in place here for  years,  guiding  your  investments through all types of market conditions.

     As always,  we appreciate  your continued  confidence in American  Century, especially during these difficult times.

Sincerely,

  [signature]                                                  [signature]
James E. Stowers, Jr.                                     James E. Stowers III
Chairman of the Board and Founder                     Co-Chairman of the Board

[right margin]

   Report Highlights .................................................... 2
   Market Perspective ................................................... 3
INFLATION-ADJUSTED TREASURY

FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities ....................................................... 8
   Statement of Operations .............................................. 9
   Statement of Changes
      in Net Assets .................................................... 10
   Notes to Financial
      Statements ....................................................... 11
   Financial Highlights ................................................ 14
OTHER INFORMATION
   Share Class and Retirement
      Account Information .............................................. 16
   Background Information
      Investment Philosophy
         and Policies .................................................. 17
      Comparative Indices .............................................. 17
      Investment Team
         Leaders ....................................................... 17
   Glossary ............................................................ 18

                                                  www.americancentury.com     3

Report Highlights
--------------------------------------------------------------------------------

MARKET PERSPECTIVE

*   Treasury inflation-indexed securities (TIIS) continued to perform well during the six months ended September 30, 2001.

*   Interest rates continued to fall over the six months as U.S. economic conditions worsened.

*   That environment prompted the Federal Reserve (the Fed) to lower short-term interest rates five times during the six months in hopes of boosting the economy.

*   TIIS yields fell across the board, but the Fed rate cuts caused short-term yields to fall the most.

*   Although the slowing economy benefited bonds in general by bringing interest rates down, demand for TIIS fell as inflation concerns eased.

FUND PERFORMANCE

*   Inflation-Adjusted Treasury's performance was right in line with the return of the Salomon U.S. Inflation-Linked Index (see page 4).

*   The fund's assets rose from $60 million to $140 million over the past six months.

*   Because of the large inflows, we typically had 2-3% of the portfolio  in cash, which slightly dragged on performance as TIIS rallied.

*   Just as rising inflation adds to the fund's 30-day SEC yield, declining inflation subtracts from it. The fund's yield fell in September because of a decline in the inflation rate.

FUND STRATEGY

*   Inflation-indexed agency securities are few and far between, so we put the incoming cash to work in inflation-indexed Treasurys.

*   The additional TIIS caused the fund's agency inflation-indexed holdings to shrink from 20% of the portfolio a year ago to less than 5% by the end of
    September.

*   We added more intermediate-term TIIS than long-term TIIS.

*   We especially liked TIIS maturing in 2007, which were the best performers in the inflation-indexed market.

OUTLOOK

*   Given the weak economic environment, we believe that inflation is likely to trend lower in the coming months.

*   The wild cards for inflation are energy prices and the uncertainty surrounding military and terrorist activity.

*   Even if prices stay relatively well behaved, you don't need a lot of inflation to make TIIS in certain maturities look attractive compared with conventional Treasurys.

*   Going forward, we still like 2007 maturity TIIS because of their attractive relative values, and we will look for opportunities to add 30-year TIIS.

[left margin]

          INFLATION-ADJUSTED TREASURY(1)
                      (ACITX)
    TOTAL RETURNS:               AS OF 9/30/01
       6 Months                          4.05%(2)
       1 Year                           12.43%
    30-DAY SEC YIELD:                    0.12%
    INCEPTION DATE:                    2/10/97
    NET ASSETS:                 $142.1 million(3)

(1) Investor Class.

(2) Not annualized.

(3) Includes Investor and Advisor classes.

See Total Returns on page 4.
Investment terms are defined in the Glossary on pages 18-19.

4      1-800-345-2021

Market Perspective from David MacEwen
--------------------------------------------------------------------------------
[photo of David MacEwen]
David MacEwen, chief investment officer of fixed income at American Century

PERFORMANCE OVERVIEW

     Treasury  inflation-indexed  securities  (TIIS)  continued  to perform well during the six months  ended  September  30, 2001.  Despite a falling  inflation rate, TIIS benefited from a sharp economic  slowdown,  a series of interest rate cuts by the Federal Reserve (the Fed), and a flight to quality brought on by the sinking stock market and a national tragedy.  The Salomon U.S.  Inflation-Linked
Index  returned  4.18% during the period,  compared with the 4.90% return of the
Salomon Long-Term Treasury Index.

THE ECONOMY RAN OUT OF GAS

     Interest  rates  continued to fall as U.S.  economic  conditions  worsened.
Capital spending cutbacks led to overcapacity and excess  inventories across the economy,  but particularly in the  manufacturing  sector.  This curbed corporate profits and triggered layoffs.  Then came the terrorist attacks of September 11, which brought an already faltering  economy to an abrupt halt. As a result,  the third quarter of 2001 marked the first  quarterly  economic  decline since early
1993.

     The weak economic environment prompted the Fed to lower short-term interest rates five times during the six months in hopes of boosting the economy.  By the end of September, the federal funds rate target stood at 3%, down from 5% at the start of April.

     TIIS yields fell across the board, but the Fed rate cuts caused  short-term yields to fall the most.  For example,  the yield of one-year  TIIS  declined 60 basis points  (0.60%),  falling from 2% to 1.4%.  In contrast,  the 10-year TIIS yield fell 16 basis points,  and the 30-year TIIS yield edged lower by just four basis points.

INFLATION LEVELED OFF

     Although  the  slowing  economy  benefited  bonds in  general  by  bringing interest rates down,  demand for TIIS fell as inflation  concerns eased. For the year ended  September 30, 2001, the consumer  price index (CPI) rose 2.6%,  down from a 3.4% rate during 2000.

     The inflation  rate slowed  largely  because of energy  prices,  which have
declined  in  recent   months   after   soaring  for  much  of  1999  and  2000.
Transportation  and clothing  prices also fell,  offsetting  rising costs in the services sector (especially medical care).

     The inflation  adjustments to the principal  value of TIIS totaled 1.4% for the six-month period.

[right margin]

"TREASURY INFLATION-INDEXED SECURITY YIELDS FELL ACROSS THE BOARD, BUT THE
FED RATE CUTS CAUSED SHORT-TERM YIELDS TO FALL THE MOST."
10-YEAR TREASURY YIELD COMPARISON

Source: Salomon Brothers Yield Book

                                                  www.americancentury.com      5

Inflation-Adjusted Treasury--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF SEPTEMBER 30, 2001

              INVESTOR CLASS (INCEPTION 2/10/97)       ADVISOR CLASS (INCEPTION 6/15/98)
                                    SALOMON U.S                            SALOMON U.S.
             INFLATION-ADJUSTED   INFLATION-LINKED   INFLATION-ADJUSTED   INFLATION-LINKED
                 TREASURY              INDEX              TREASURY             INDEX
===========================================================================================
6 MONTHS(1) .....  4.05%               4.18%                3.92%              4.18%
1 YEAR .......... 12.43%              13.22%               12.15%             13.22%
===========================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS .........  7.31%               7.96%                7.05%                --
LIFE OF FUND ....  5.76%               6.40%(2)             7.08%              8.24%(3)

(1) Returns for periods less than one year are not annualized.

(2) Index data since 1/31/97, the date nearest the class's inception for which data are available.

(3) Index data since 6/30/98, the date nearest the class's inception for which data are available.

See pages 16-18 for information about share classes, returns, and the comparative index.
GROWTH OF $10,000 OVER LIFE OF FUND

The graph at left shows the growth of a $10,000 investment  over the life of the fund, while the graph below shows the fund's year-by-year performance. The
Salomon U.S. Inflation-Linked Index is provided for comparison.
Inflation-Adjusted Treasury's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. The graphs are based on Investor Class shares only;
performance for other classes will vary due to differences in fee structures
(see the Total Returns table above). Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.
ONE-YEAR RETURNS OVER LIFE OF FUND (PERIODS ENDED SEPTEMBER 30)

* Fund data from 2/10/97, the class's inception date. Index data from 1/31/97, the date nearest the class's inception for which data are available.

6     1-800-345-2021

Inflation-Adjusted Treasury--Q&A
--------------------------------------------------------------------------------
[photo of Dave Schroeder]

     An   interview   with  Dave   Schroeder,   a   portfolio   manager  on  the
Inflation-Adjusted Treasury fund investment team.

HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED SEPTEMBER 30, 2001?

     Inflation-Adjusted  Treasury returned 4.05%, compared with the 4.18% return of its performance benchmark, the Salomon U.S. Inflation-Linked Index.* (See the
previous page for other fund performance comparisons.)

HOW WOULD YOU CHARACTERIZE THE FUND'S PERFORMANCE?

     Inflation-Adjusted  Treasury  performed  right in line  with its  benchmark index, which reflects the performance of the overall Treasury  inflation-indexed securities  (TIIS) market.  We generally try to position the portfolio much like
the  benchmark,   with  a  similar   duration   (sensitivity  to  interest  rate
fluctuations) and composition.

     Cash  flows  also  influenced  performance.  Inflation-Adjusted  Treasury's assets more than doubled during the six months.  So we typically had 2-3% of the portfolio in cash (short-term money market instruments),  which slightly dragged on performance as TIIS rallied.

HOW DID THE ASSET GROWTH AFFECT THE PORTFOLIO'S COMPOSITION?

     For  one  thing,   the  fund's  overall   exposure  to  government   agency
inflation-indexed  securities  declined.  The fund has owned a government agency bond--issued by the Tennessee Valley Authority and maturing in 2007--since 1997.
But there isn't much other  inflation-indexed  agency debt out there,  so we put the new money to work in TIIS.  That caused the fund's agency holdings to shrink from 20% of the portfolio a year ago to less than 5% at the end of September.

     The cash  inflows  also gave us the  opportunity  to add to  specific  TIIS holdings that we thought were the most attractive.  In particular, we added more intermediate-term  TIIS  (maturing in 2007-11) to the portfolio  than  long-term
TIIS  (maturing  in  2028-32).  Intermediate-term  TIIS  offered the best values relative  to  conventional  Treasury  notes,  and  their  yields  fell more than long-term  yields as the economy  slowed.  We especially  liked TIIS maturing in
2007, which were the best performers in the inflation-indexed market.

WHY HAVEN'T YOU MENTIONED THE SHORT-TERM TIIS THAT MATURE IN 2002?

     Inflation-Adjusted Treasury no longer owns any of those securities. In most cases, bonds are removed from a broad market index when their maturity dates are less than a year away.  The same holds true for the fund's  benchmark--the  TIIS maturing in mid-2002 were taken out of the Salomon U.S.  Inflation-Linked  Index in July, so we sold the fund's holdings as well.

     We may consider  using such  short-term  TIIS as a  substitute  for cash on occasion,  however.  During  months when the  inflation  adjustment  looks to be unusually  large,  the short-term TIIS might give the fund's yield a substantial boost.

* All fund returns and yields referenced in this interview are for Investor
  Class shares.

[right margin]

"INFLATION-ADJUSTED TREASURY PERFORMED RIGHT IN LINE WITH ITS BENCHMARK
INDEX."

PORTFOLIO AT A GLANCE
                            9/30/01       3/31/01
NUMBER OF SECURITIES           8             7
WEIGHTED AVERAGE
   MATURITY                13.5 YRS      12.8 YRS
AVERAGE DURATION            9.7 YRS       8.9 YRS
EXPENSE RATIO (FOR
   INVESTOR CLASS)          0.51%*         0.51%

* Annualized.

YIELDS AS OF SEPTEMBER 30, 2001
                           INVESTOR       ADVISOR
                             CLASS         CLASS
30-DAY SEC YIELD             0.12%        -0.14%

Investment terms are defined in the Glossary on pages 18-19.

                                                  www.americancentury.com      7

Inflation-Adjusted Treasury--Q&A
--------------------------------------------------------------------------------
                                                                    (Continued)

SPEAKING OF THE FUND'S YIELD, IT WAS BARELY ABOVE ZERO AT THE END OF SEPTEMBER.
WHAT WAS THE STORY THERE?

     Just as rising inflation adds to the fund's 30-day SEC yield, declining inflation subtracts from it. The fund's falling yield in September resulted from a 0.3% decline (which translated into a 3.66% annualized decline) in the inflation rate during July--remember, there's a three-month lag in the inflation adjustments to TIIS.

     Inflation-Adjusted Treasury's yield will rebound in October, however.

WHILE WE'RE LOOKING AHEAD, WHAT ARE YOUR INFLATION EXPECTATIONS?

     Inflation, as measured by the consumer price index (CPI), is hovering around 2.5%, down from 3.5% at the beginning of 2001. The wild cards for inflation are energy prices and the uncertainty surrounding military and terrorist activity. But those issues aside, we believe that the weak economic environment could produce a slightly lower inflation trend over the coming months.

THAT SOUNDS LIKE BAD NEWS FOR INFLATION-INDEXED BONDS.

     Not   necessarily.   Depending  on  what  maturity   sector  you  look  at,
conventional  Treasury  bonds are pricing in a long-term  inflation rate of just
1.5-2%.  For example,  if inflation as measured by the CPI averages  above 1.3%,
TIIS maturing  between 2007 and 2011 should  outperform  conventional  Treasurys with like maturities.

     We also think that demand for TIIS will  continue to grow.  Long-term  TIIS currently  provide  a  real  (after-inflation)  yield  of 3% or  more,  offering potential  returns  that we  think  compare  favorably  against  other  types of investments.  For example,  analysts expect domestic stocks to return an average of around 6-7% annually  over the next decade.  Subtract out inflation and those expected  stock returns look to be fairly close to the ones offered by long-term
TIIS.

SO INFLATION-INDEXED SECURITIES MIGHT PROVIDE A GOOD RETIREMENT VEHICLE?

     Yes.  Investors  planning  for  retirement  should  keep a wary eye  toward preserving  real  purchasing  power.  That's  because  even a  small  amount  of inflation can erode an investment over time. For example,  an average  inflation rate of 2.5% shrinks $100 to only $47 over 30 years.

     The main attraction of TIIS is that they preserve future purchasing power by offering a real return above inflation. So investors aiming to preserve their ability to spend down the road should seriously consider an investment in TIIS.

WHAT ARE YOUR PLANS FOR THE PORTFOLIO GOING FORWARD?

     We think that 2007 maturity TIIS remain particularly attractive. At a current real yield of 2.70%, 2007 maturity TIIS will outperform like-maturity conventional Treasurys if inflation rises at an annual pace of more than 1.05%.
And history supports that possibility--over the past 10 years, the CPI rose an average of 2.7% annually.

     We may add some long-term TIIS as well.  The Treasury  Department  recently suspended 30-year TIIS issuance.  But brokers or dealers may occasionally  offer up already existing 30-year TIIS. Since such bonds could potentially  appreciate over time  because of their  relative  scarcity,  we may take  advantage  of any attractive opportunities.

[left margin]

"THERE ISN'T MUCH OTHER INFLATION-INDEXED AGENCY DEBT OUT THERE, SO WE PUT
THE NEW MONEY TO WORK IN TIIS."

TYPES OF INVESTMENTS IN
THE PORTFOLIO
                                AS OF SEPTEMBER 30, 2001
U.S. TREASURY SECURITIES                 94.9%
U.S. GOVERNMENT AGENCY
   SECURITIES                             5.1%

[pie chart]
                                  AS OF MARCH 31, 2001
U.S. TREASURY SECURITIES                 88.3%
U.S. GOVERNMENT AGENCY
    SECURITIES                           11.7%

[pie chart]

Investment terms are defined in the Glossary on pages 18-19.

8      1-800-345-2021

Inflation-Adjusted Treasury--Schedule of Investments
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 94.9%
              $35,194,830  U.S. Treasury Inflation Indexed
                              Bonds, 3.50%, 1/15/11                 $ 36,206,717
               37,746,984  U.S. Treasury Inflation Indexed
                              Bonds, 3.875%, 4/15/29                  40,542,644
               24,878,430  U.S. Treasury Inflation Indexed
                              Notes, 3.375%, 1/15/07                  25,601,472
               14,160,670  U.S. Treasury Inflation Indexed
                              Notes, 3.875%, 1/15/09                  14,899,687
               13,001,419  U.S. Treasury Inflation Indexed
                              Notes, 4.25%, 1/15/10                   14,037,476
                2,195,500  U.S. Treasury Inflation Indexed
                              Notes, 3.625%, 4/15/28                   2,255,191
                                                                    ------------
TOTAL U.S. TREASURY SECURITIES                                       133,543,187
                                                                    ------------
   (Cost $130,854,770)

Principal Amount                                                      Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES -- 5.1%
             $  1,600,000  FHLB Discount Notes, 3.15%,
                              10/1/01(1)                            $  1,600,000
                5,547,218  TVA Inflation Indexed Notes,
                              3.375%, 1/15/07                          5,576,730
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                             7,176,730
                                                                    ------------
   (Cost $6,932,075)

TOTAL INVESTMENT SECURITIES -- 100.0%                               $140,719,917
                                                                    ============
   (Cost $137,786,845)

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

TVA = Tennessee Valley Authority

(1) Rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements                 www.americancentury.com     9

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

This statement breaks down the fund's ASSETS (such as  securities, cash, and other receivables) and LIABILITIES (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results  in the fund's NET
ASSETS. For each class of shares, the net assets divided by shares outstanding is the share price, or NET ASSET VALUE PER SHARE. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

SEPTEMBER 30, 2001 (UNAUDITED)

ASSETS
Investment securities, at value (identified
  cost of $137,786,845) (Note 3) ..........   $ 140,719,917
Receivable for capital shares sold ........       1,332,815
Interest receivable .......................       1,407,907
                                              -------------
                                                143,460,639
                                              -------------

LIABILITIES
Disbursements in excess
  of demand deposit cash ..................       1,285,512
Accrued management fees (Note 2) ..........          54,258
Distribution fees payable (Note 2) ........             506
Service fees payable (Note 2) .............             506
Payable for trustees' fees
  and expenses (Note 2) ...................             184
Accrued expenses
  and other liabilities ...................              41
                                              -------------
                                                  1,341,007
                                              -------------

Net Assets ................................   $ 142,119,632
                                              =============

NET ASSETS CONSIST OF:
Capital paid in ...........................   $ 139,195,639
Accumulated net realized loss
  on investment transactions ..............          (9,079)
Net unrealized appreciation
  on investments (Note 3) .................       2,933,072
                                              -------------
                                              $ 142,119,632
                                              =============

Investor Class
Net assets ................................   $ 139,285,913
Shares outstanding ........................      13,920,074
Net asset value per share .................   $       10.01

Advisor Class
Net assets ................................   $   2,833,719
Shares outstanding ........................         283,200
Net asset value per share .................   $       10.01

10     1-800-345-2021                          See Notes to Financial Statements

Statement of Operations
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed during the reporting period as a result of the fund's  operations. In other words, it shows how much money  the fund made or lost as a result of interest income, fees and expenses, and investment gains or losses.

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest ............................   $2,510,086
                                        ----------

Expenses (Note 2):
Management fees .....................      230,957
Distribution fees -- Advisor Class ..        1,966
Service fees -- Advisor Class .......        1,966
Trustees' fees and expenses .........        1,239
                                        ----------
                                           236,128
                                        ----------

Net investment income ...............    2,273,958
                                        ----------

REALIZED AND UNREALIZED GAIN (NOTE 3)
Net realized gain on
  investment transactions ...........      165,280
Change in net unrealized
  appreciation on investments .......    1,229,199
                                        ----------

Net realized and unrealized gain ....    1,394,479
                                        ----------

Net Increase in Net Assets
  Resulting from Operations .........   $3,668,437
                                        ==========

See Notes to Financial Statements                www.americancentury.com      11

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed over the past two reporting periods. It details how much  a fund grew or shrank as a result of operations (as detailed on the previous page for the most recent period), income and capital gain distributions, and shareholder investments and redemptions.

SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED) AND YEAR ENDED MARCH 31, 2001

Increase in Net Assets                SEPT. 30, 2001   MARCH 31, 2001

OPERATIONS
Net investment income .............   $   2,273,958    $  2,027,346
Net realized gain .................         165,280          16,760
Change in net
  unrealized appreciation .........       1,229,199       1,757,879
                                      -------------    ------------
Net increase in net assets
  resulting from operations .......       3,668,437       3,801,985
                                      -------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
  Investor Class ..................      (2,238,055)     (1,997,328)
  Advisor Class ...................         (35,903)        (30,018)
                                      -------------    ------------
Decrease in net assets
  from distributions ..............      (2,273,958)     (2,027,346)
                                      -------------    ------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Net increase in net assets
  from capital share transactions .      82,069,262      38,093,829
                                      -------------    ------------

Net increase in net assets ........      83,463,741      39,868,468

NET ASSETS
Beginning of period ...............      58,655,891      18,787,423
                                      -------------    ------------
End of period .....................   $ 142,119,632    $ 58,655,891
                                      =============    ============

12      1-800-345-2021                        See Notes to Financial Statements

Notes to Financial Statements
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001 (UNAUDITED)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION -- American Century  Government  Income Trust (the trust),  is registered  under  the  Investment  Company  Act of 1940  (the  1940  Act) as an
open-end management  investment company.  Inflation-Adjusted  Treasury Fund (the fund)  is one of the  funds  in a  series  issued  by the  trust.  The  fund  is diversified under the 1940 Act. The fund's investment  objective is to provide a total return  consistent  with  investment in U.S.  Treasury  inflation-adjusted securities.  The fund may also invest in U.S. Treasury  securities which are not indexed to  inflation  for  liquidity  and total  return,  or if at any time the
manager  believes  there  is  an  inadequate  supply  of  appropriate   Treasury
inflation-adjusted  securities  in which to  invest.  The  following  accounting policies are in accordance with accounting  principles generally accepted in the
United  States of America.  These  policies  may require the use of estimates by fund management.

     MULTIPLE CLASS -- The fund is authorized to issue the following  classes of shares:  the Investor  Class and the Advisor  Class.  The share  classes  differ principally in their respective  shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong,  and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific  expenses and exclusive  rights to vote on matters  affecting only individual classes.

     SECURITY  VALUATIONS -- Securities are valued through a commercial  pricing service or at the mean of the most recent bid and asked prices.  When valuations are not readily available,  securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

     SECURITY  TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified  cost basis, which is also used for federal income tax purposes.

     INVESTMENT  INCOME -- Interest  income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

     WHEN-ISSUED  AND FORWARD  COMMITMENTS  -- The fund may engage in securities
transactions  on  a  when-issued  or  forward   commitment  basis.  Under  these
arrangements,  the  securities'  prices  and yields are fixed on the date of the commitment,  but payment and delivery are  scheduled  for a future date.  During this period,  securities are subject to market fluctuations.  The fund maintains segregated  accounts  consisting  of  cash or  liquid  securities  in an  amount sufficient to meet the purchase price.

     REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's  investment  advisor,  American Century  Investment
Management,  Inc. (ACIM),  has determined are creditworthy  pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
The fund requires that the collateral,  represented by securities, received in a repurchase  transaction  be  transferred  to the  fund's  custodian  in a manner sufficient  to enable  the fund to  obtain  those  securities  in the event of a default under the repurchase  agreement.  ACIM monitors,  on a daily basis,  the securities  transferred to ensure the value,  including accrued interest, of the securities  under each repurchase  agreement is greater than amounts owed to the fund under each repurchase agreement.

     JOINT  TRADING  ACCOUNT -- Pursuant  to an  Exemptive  Order  issued by the
Securities  and  Exchange  Commission,  the fund,  along with  other  registered investment  companies  having  management  agreements  with ACIM,  may  transfer uninvested  cash  balances  into a joint  trading  account.  These  balances are invested in one or more repurchase  agreements that are  collateralized  by U.S.
Treasury or Agency obligations.

     INCOME  TAX  STATUS  -- It is the  fund's  policy  to  distribute  all  net investment  income  and net  realized  gains to  shareholders  and to  otherwise qualify as a regulated  investment  company under the provisions of the Internal
Revenue  Code.  Accordingly,  no  provision  has been made for  federal or state income taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions  from net investment  income are declared daily and paid monthly.  Distributions  from net realized gains are declared and paid annually.

     The  character of  distributions  made during the year from net  investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.  These differences  reflect the differing character of  certain  income  items and net  realized  gains  and  losses  for  financial statement  and tax purposes  and may result in  reclassification  among  certain capital accounts.

     At March 31, 2001,  accumulated  net realized  capital loss  carryovers  of
$137,676  (expiring in 2007 through 2008) may be used to offset  future  taxable gains for federal income tax purposes.

                                                 www.americancentury.com      13

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)
SEPTEMBER 30, 2001 (UNAUDITED)

2.  FEES AND TRANSACTIONS WITH RELATED PARTIES

     MANAGEMENT  FEES -- The trust has entered into a Management  Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services  in  exchange  for a single,  unified  management  fee per  class.  The
Agreement provides that all expenses of the fund, except brokerage  commissions, taxes, portfolio insurance,  interest, fees and expenses of the trustees who are not  considered  "interested  persons"  as  defined  in the  1940  Act
(including counsel fees) and extraordinary  expenses,  will be paid by ACIM. The fee is computed  daily and paid monthly.  It consists of an Investment  Category
Fee based on the average net assets of the funds in a specific fund's investment category  and a Complex  Fee based on the  average  net  assets of all the funds managed by ACIM. The rates for the Investment Category fee range from 0.1625% to
0.2800% and the rates for the Complex Fee (Investor Class) range from 0.2900% to
0.3100%.  The Advisor Class is 0.2500% less at each point within the Complex Fee range.  For the six month period ended September 30, 2001, the effective  annual
Investor Class management fee was 0.51%.

     DISTRIBUTION  AND  SERVICE  FEES -- The Board of  Trustees  has adopted the
Advisor  Class Master  Distribution  and  Shareholder  Services Plan (the plan), pursuant to Rule 12b-1 of the Investment  Company Act of 1940. The plan provides that the fund will pay American  Century  Investment  Services,  Inc.  (ACIS) an
annual  distribution fee equal to 0.25% and service fee equal to 0.25%. The fees are computed daily and paid monthly based on the Advisor  Class's  average daily closing net assets  during the previous  month.  The  distribution  fee provides compensation for distribution  expenses incurred in connection with distributing shares of the Advisor Class including,  but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect  to  shares of the fund.  The  service  fee  provides  compensation  for shareholder  and  administrative  services  rendered by ACIS,  its affiliates or independent  third party providers.  Fees incurred under the plan by the Advisor
Class  during  the six months  ended  September  30,  2001 are  detailed  in the
Statement of Operations.

     RELATED  PARTIES -- The fund has a bank line of credit  agreement with J.P.
Morgan Chase &  Co.  (JPM).  JPM is an equity  investor in American  Century
Companies, Inc. (ACC). See note 5 for information on the bank line of credit.

     Certain  officers  and  Trustees  of the  trust  are also  officers  and/or directors,  and, as a group,  controlling stockholders of ACC, the parent of the trust's  investment  manager,  ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century Services Corporation.

3. INVESTMENT TRANSACTIONS

     Purchases  and sales of U.S.  Treasury  and Agency  obligations,  excluding short-term investments, totaled $98,801,732 and $17,897,738, respectively.

     As of September  30, 2001,  accumulated  net  unrealized  appreciation  was
$2,896,388,  based on the aggregate cost of  investments  for federal income tax purposes of $137,823,529.  Accumulated net unrealized  appreciation consisted of unrealized appreciation of $2,912,960 and unrealized depreciation of $16,572.

14      1-800-345-2021

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

SEPTEMBER 30, 2001 (UNAUDITED)

4.  CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the fund were as follows (unlimited number of
Shares authorized):

                                             SHARES         AMOUNT
INVESTOR CLASS
Six months ended
  September 30, 2001
Sold ..................................    10,108,424    $ 100,381,564
Issued in reinvestment of distributions       209,534        2,078,009
Redeemed ..............................    (2,228,825)     (22,117,924)
                                          -----------    -------------
Net increase ..........................     8,089,133    $  80,341,649
                                          ===========    =============

Year ended March 31, 2001
Sold ..................................     4,846,816    $  46,638,712
Issued in reinvestment of distributions       193,838        1,855,782
Redeemed ..............................    (1,187,277)     (11,270,003)
                                          -----------    -------------
Net increase ..........................     3,853,377    $  37,224,491
                                          ===========    =============

ADVISOR CLASS
Six months ended
  September 30, 2001
Sold ..................................       206,703    $   2,054,049
Issued in reinvestment of distributions         3,249           32,220
Redeemed ..............................       (36,001)        (358,656)
                                          -----------    -------------
Net increase ..........................       173,951    $   1,727,613
                                          ===========    =============

Year ended March 31, 2001
Sold ..................................       100,111    $     961,021
Issued in reinvestment of distributions         3,076           29,559
Redeemed ..............................       (12,807)        (121,242)
                                          -----------    -------------
Net increase ..........................        90,380    $     869,338
                                          ===========    =============

5.  BANK LOANS

     The fund,  along with certain other funds managed by ACIM, has an unsecured
$520,000,000  bank line of credit  agreement with JPM. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions.  Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended September 30, 2001.

                                                 www.americancentury.com      15

Inflation-Adjusted Treasury--Financial Highlights
--------------------------------------------------------------------------------

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the share class is not five years old). It also includes several key statistics for each reporting period, including TOTAL RETURN, INCOME RATIO (net investment income as a percentage of average net assets), EXPENSE RATIO
(operating expenses as a percentage of average net assets), and PORTFOLIO
TURNOVER (a gauge of the fund's trading activity).

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

                                                                Investor Class
                                        2001(1)     2001       2000       1999       1998      1997(2)
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ................   $9.87      $9.41      $9.48      $9.63      $9.74     $10.00
                                       --------   --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ..............   0.27       0.67       0.58       0.47       0.44       0.06
  Net Realized and
  Unrealized Gain (Loss) .............   0.14       0.46      (0.07)     (0.15)     (0.11)     (0.26)
                                       --------   --------   --------   --------   --------   --------
  Total From
  Investment Operations ..............   0.41       1.13       0.51       0.32       0.33      (0.20)
                                       --------   --------   --------   --------   --------   --------
Distributions
  From Net Investment Income .........  (0.27)     (0.67)     (0.58)     (0.47)     (0.44)     (0.06)
                                       --------   --------   --------   --------   --------   --------
Net Asset Value, End of Period .......  $10.01      $9.87      $9.41      $9.48      $9.63      $9.74
                                       ========   ========   ========   ========   ========   ========
  Total Return(3) ....................   4.05%     12.62%      5.52%      3.37%      3.45%     (1.98)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets .............. 0.51%(4)     0.51%      0.51%      0.49%      0.50%    0.50%(4)
Ratio of Net Investment Income
  to Average Net Assets .............. 4.95%(4)     6.75%      6.06%      4.84%      4.45%    5.03%(4)
Portfolio Turnover Rate ..............    20%        39%        52%       127%        69%        0%
Net Assets, End of Period
  (in thousands) ..................... $139,286    $57,577    $18,610    $8,980     $5,279     $2,277

(1) Six months ended September 30, 2001 (unaudited).

(2) February 10, 1997 (inception) through March 31, 1997.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

16      1-800-345-2021                         See Notes to Financial Statements

Inflation-Adjusted Treasury--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

                                                     Advisor Class
                                        2001(1)     2001       2000      1999(2)
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ................   $9.87      $9.41      $9.48      $9.64
                                       --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ..............   0.26       0.65       0.56       0.34
  Net Realized and
  Unrealized Gain (Loss) .............   0.14       0.46      (0.07)     (0.16)
                                       --------   --------   --------   --------
  Total From Investment Operations ...   0.40       1.11       0.49       0.18
                                       --------   --------   --------   --------
Distributions
  From Net Investment Income .........  (0.26)     (0.65)     (0.56)     (0.34)
                                       --------   --------   --------   --------
Net Asset Value, End of Period .......  $10.01      $9.87      $9.41      $9.48
                                       ========   ========   ========   ========
  Total Return(3) ....................   3.92%     12.35%      5.26%      1.94%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets .............. 0.76%(4)     0.76%      0.76%    0.74%(4)
Ratio of Net Investment Income
  to Average Net Assets .............. 4.70%(4)     6.50%      5.81%    4.56%(4)
Portfolio Turnover Rate ..............      20%       39%        52%     127%(5)
Net Assets, End of Period
  (in thousands) .....................  $2,834    $1,079       $178          $10

(1) Six months ended September 30, 2001 (unaudited).

(2) June 15, 1998 (inception) through March 31, 1999.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 1999.

See Notes to Financial Statements                www.americancentury.com      17

Share Class and Retirement Account Information
--------------------------------------------------------------------------------

SHARE CLASSES

     Two classes of shares are authorized  for sale by the fund:  Investor Class and Advisor Class.

     INVESTOR CLASS  shareholders  do not pay any  commissions or other fees for purchase  of fund shares  directly  from  American  Century.  Investors  who buy
Investor  Class  shares  through  a  broker-dealer  may be  required  to pay the broker-dealer a transaction fee.

     ADVISOR  CLASS shares are sold  through  banks,  broker-dealers,  insurance companies  and financial  advisors.  Advisor Class shares are subject to a 0.50%
Rule 12b-1  service and  distribution  fee. Half of that fee is available to pay for recordkeeping and administrative  services, and half is available to pay for distribution  services provided by the financial  intermediary through which the
Advisor Class shares are purchased. The total expense ratio of the Advisor Class shares  is 0.25%  higher  than the total  expense  ratio of the  Investor  Class shares.

     Both classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

RETIREMENT ACCOUNT INFORMATION

     As required by law, any  distributions  you receive from an IRA and certain
403(b)  distributions  [not eligible for rollover to an IRA or to another 403(b)
account] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn,  unless you elect not to have withholding  apply. If you don't want us to withhold on this amount,  you may send us a written  notice not to have the federal  income tax withheld.  Your written notice is valid from the date of receipt at  American  Century.  Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income tax prior to the withdrawal.

     When you plan to withdraw,  you may make your  election by  completing  our
Exchange/Redemption   form  or  an  IRS   Form   W-4P.   Visit   our  Web   site
(www.americancentury.com)  or call us for either form. Your written  election is valid from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

     Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable  portion of your  withdrawal.  If you elect not to have income tax  withheld or you don't have enough  income tax  withheld, you may be  responsible  for payment of estimated  tax. You may incur  penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

18      1-800-345-2021

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American  Century offers 38 fixed-income  funds,  ranging from money market portfolios  to long-term  bond funds and including  both taxable and  tax-exempt funds. Each is managed to provide a "pure  play"  on a specific sector of the fixed-income market.

     To  ensure  adherence  to  this  principle,  the  basic  structure  of each portfolio is tied to a specific market index. Fund managers attempt to add value by making modest  portfolio  adjustments  based on their  analysis of prevailing market conditions.

     Investment  decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     INFLATION-ADJUSTED  TREASURY  seeks to provide a total return and inflation protection consistent with an investment in inflation-indexed  securities issued by the U.S. Treasury. The fund has no average maturity limitations.  Fund shares are not guaranteed by the U.S. government.

COMPARATIVE INDICES

     The following index is used in the report for fund performance comparisons.
It is not an investment product available for purchase.

     The SALOMON  U.S.  INFLATION-LINKED  INDEX is an index of  inflation-linked
U.S. Treasury securities.

[right margin]

INVESTMENT TEAM LEADERS
   Portfolio Manager
       DAVE SCHROEDER

                                                 www.americancentury.com      19

Glossary
--------------------------------------------------------------------------------

RETURNS

*   TOTAL RETURN figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.

*   AVERAGE ANNUAL RETURNS illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the
"Financial Highlights" on pages 14-15.

YIELDS

*   30-DAY SEC YIELD represents net investment income earned by the fund over a
30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the 30-day period. The fund's net investment income includes both interest and the principal adjustment on inflation-indexed securities. The
SEC yield should be regarded as an estimate of the fund's rate of investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

PORTFOLIO STATISTICS

*   NUMBER OF SECURITIES -- the number of different securities held by the fund on a given date.

*   WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the greater the portfolio's interest rate sensitivity.

*   AVERAGE DURATION -- another measure of the sensitivity of a fixed-income portfolio to interest rate changes. Duration is a time-weighted average of the interest and principal payments of the securities in  a portfolio.

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See
Note 2 in the Notes to Financial Statements.)

INVESTMENT TERMS

*   BASIS POINT -- one one-hundredth of a percentage point (or 0.01%). 100 basis points equal one percentage point (or 1%).

*   COUPON -- the stated interest rate of a security.

SECURITY TYPES

*   U.S. TREASURY INFLATION-INDEXED SECURITIES (TIIS) -- debt securities issued by the U.S. Treasury and backed by the direct "full faith and credit"
pledge of the U.S. government. Inflation-indexed bonds have lower interest rates than normal Treasury bonds with similar maturities. But unlike ordinary bonds, inflation-indexed bonds' principal value is adjusted regularly for inflation based on the consumer price index. As a result, the amount of interest paid out changes with the principal adjustments.

*   U.S. GOVERNMENT AGENCY INFLATION-INDEXED SECURITIES -- similar to the
Treasury securities, but issued by U.S. government agencies such as the
Tennessee Valley Authority.

20      1-800-345-2021

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

FUND CLASSIFICATIONS

     Please be aware that the fund's  category may change over time.  Therefore, it is important  that you read a fund's  prospectus  or fund  profile  carefully before  investing to ensure its  objectives,  policies,  and risk  potential are consistent with your needs.

INVESTMENT OBJECTIVE

     The investment  objective may be based on the fund's objective as stated in its  prospectus or fund profile,  or the fund's  categorization  by  independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with corresponding high price-fluctuation risk.

RISK

     The  classification  of funds  by risk  category  is based on  quantitative historical  measures  as well as  qualitative  prospective  measures.  It is not intended to be a precise  indicator of future risk or return levels.  The degree of risk within each category can vary significantly,  and some fund returns have historically  been  higher  than  more  aggressive  funds  or  lower  than  more conservative funds.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price-fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price-fluctuation risk.

*   AGGRESSIVE -- these funds generally provide high return potential with corresponding high price-fluctuation risk.

                                                 www.americancentury.com      21

Notes
--------------------------------------------------------------------------------

22      1-800-345-2021

[inside back cover]

AMERICAN CENTURY FUNDS

===============================================================================
GROWTH
===============================================================================

MODERATE RISK

   SPECIALTY
   Global Natural Resources

AGGRESSIVE RISK

   DOMESTIC EQUITY                 INTERNATIONAL
   Veedot(reg.sm)                  Emerging Markets
   New Opportunities               International Opportunities
   New Opportunities II            International Discovery
   Giftrust(reg.sm)                International Growth
   Vista                           Global Growth
   Heritage
   Growth                          SPECIALTY
   Ultra(reg.sm)                   Global Gold
   Select                          Technology
                                   Life Sciences

===============================================================================
GROWTH AND INCOME
===============================================================================

MODERATE RISK

   ASSET ALLOCATION                DOMESTIC EQUITY
   Balanced                        Equity Growth
   Strategic Allocation:           Equity Index
      Aggressive                   Large Cap Value
   Strategic Allocation:           Tax-Managed Value
      Moderate                     Income & Growth
   Strategic Allocation:           Value
      Conservative                 Equity Income

                                   SPECIALTY
                                   Utilities
                                   Real Estate

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value

===============================================================================
INCOME
===============================================================================

CONSERVATIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Intermediate-Term Bond          CA Intermediate-Term
   Treasury                           Tax-Free
   Ginnie Mae                      AZ Municipal Bond
   Inflation-Adjusted Treasury     FL Municipal Bond
   Limited-Term Bond               Intermediate-Term Tax-Free
   Short-Term Government           CA Limited-Term Tax-Free
   Short-Term Treasury             Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Long-Term Treasury              CA Long-Term Tax-Free
   Target 2005*                    Long-Term Tax-Free
   Bond                            CA Insured Tax-Free
   Premium Bond

AGGRESSIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Target 2030*                    CA High-Yield Municipal
   Target 2025*                    High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

===============================================================================
CAPITAL PRESERVATION
===============================================================================

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS
   Premium Capital Reserve         FL Municipal Money Market
   Prime Money Market              CA Municipal Money Market
   Premium Government Reserve      CA Tax-Free Money Market
   Government Agency               Tax-Free Money Market
      Money Market
   Capital Preservation

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income  dividends are distributed once a year in
  December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates,  however, they can offer a conservative, dependable way to invest for a specific time horizon.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

Who We Are

American Century offers investors more than 70 mutual funds spanning the investment spectrum. We currently manage $100 billion for roughly 2 million individuals, institutions and  corporations, and offer a range of services designed to make  investing easy and convenient.

For four decades, American Century has been a leader in  performance, service and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions and receive financial advice over the
Internet, we have been committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With  so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo and text logo (reg.sm)]

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.
--------------------------------------------------------------------------------
American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

0111                                 American Century Investment Services, Inc.
SH-SAN-27505                      (c)2001 American Century Services Corporation